                                        UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                                        FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

       Two Greenwich Plaza
                                    Greenwich, CT 06830

             (Address of principal executive offices) (Zip code)
                                      H.J. Willcox, Esq.
           Principal and Chief Legal Officer
                          AQR Capital Management, LLC
                                  Two Greenwich Plaza
                                  Greenwich, CT 06830
     (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2021 to March 31, 2022

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Semi-Annual Report
March 31, 2022 (Unaudited)
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund
AQR International Equity Fund

Table of Contents
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
7
AQR International Multi-Style Fund
..................................................................
16
AQR Emerging Multi-Style II Fund
...................................................................
20
AQR Large Cap Momentum Style Fund
...............................................................
26
AQR Small Cap Momentum Style Fund
...............................................................
32
AQR International Momentum Style Fund
..............................................................
42
AQR Large Cap Defensive Style Fund
................................................................
47
AQR International Defensive Style Fund
...............................................................
52
AQR Global Equity Fund
..........................................................................
57
AQR International Equity Fund
......................................................................
65
Financial Statements and Notes
........................................................................
73
Fund Expense Examples (Unaudited)
....................................................................
132

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.
7,365 1,105,928
Howmet Aerospace, Inc.
40,076 1,440,332
Huntington Ingalls Industries, Inc.
29,900 5,963,256
Textron, Inc.
54,692 4,067,991
12,577,507
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.
4,231 455,721
Expeditors International of
Washington, Inc. 5,168 533,131
FedEx Corp.
7,598 1,758,101
United Parcel Service, Inc., Class
B 22,460 4,816,772
7,563,725
Automobiles - 2.5%
Ford Motor Co.
269,552 4,558,124
General Motors Co. *
63,656 2,784,314
Tesla, Inc. *
21,193 22,837,577
30,180,015
Banks - 1.7%
Bank of Hawaii Corp.
4,460 374,283
Bank OZK
7,751 330,968
BOK Financial Corp.
6,419 603,065
Citizens Financial Group, Inc.
34,638 1,570,141
First Citizens BancShares , Inc.,
Class A 1,673 1,113,549
First Hawaiian, Inc.
11,981 334,150
FNB Corp.
30,445 379,040
JPMorgan Chase & Co.
39,446 5,377,279
People's United Financial, Inc.
56,108 1,121,599
Popular, Inc.
107,169 8,759,994
Prosperity Bancshares, Inc.
4,666 323,727
Wintrust Financial Corp.
5,321 494,480
20,782,275
Beverages - 0.1%
Monster Beverage Corp. *
5,177 413,642
PepsiCo, Inc.
2,149 359,700
773,342
Biotechnology - 2.4%
AbbVie, Inc.
3,580 580,354
Amgen, Inc.
10,707 2,589,167
Horizon Therapeutics plc *
26,140 2,750,189
Moderna , Inc. *
72,725 12,527,608
United Therapeutics Corp. *
59,194 10,619,996
29,067,314
Building Products - 1.2%
A O Smith Corp.
14,233 909,346
Builders FirstSource , Inc. *
47,201 3,046,353
Carlisle Cos., Inc.
14,794 3,638,140
INVESTMENTS SHARES VALUE ($)
Building Products - 1.2% (continued)
Johnson Controls International plc
53,348 3,498,028
Owens Corning
34,561 3,162,332
Trane Technologies plc
2,231 340,674
14,594,873
Capital Markets - 1.3%
Ameriprise Financial, Inc.
22,509 6,760,803
Bank of New York Mellon Corp.
(The) 35,963 1,784,844
Goldman Sachs Group, Inc. (The)
1,191 393,149
Morgan Stanley
12,253 1,070,912
MSCI, Inc.
908 456,615
State Street Corp.
29,509 2,570,824
Virtu Financial, Inc., Class A
71,422 2,658,327
15,695,474
Chemicals - 2.5%
Chemours Co. (The)
130,703 4,114,530
Corteva , Inc.
86,483 4,971,043
Eastman Chemical Co.
34,809 3,900,696
Huntsman Corp.
65,880 2,471,159
LyondellBasell Industries NV, Class
A 38,297 3,937,698
NewMarket Corp.
4,784 1,551,834
Olin Corp.
157,488 8,233,473
Westlake Corp.
5,708 704,367
29,884,800
Commercial Services & Supplies - 0.7%
Cintas Corp.
1,315 559,388
Copart , Inc. *
5,071 636,258
Waste Management, Inc.
43,926 6,962,271
8,157,917
Communications Equipment - 0.6%
Cisco Systems, Inc. 133,797 7,460,521
Construction & Engineering - 0.1%
Quanta Services, Inc.
4,911 646,337
Valmont Industries, Inc.
1,450 345,970
992,307
Consumer Finance - 0.1%
SLM Corp. 80,562 1,479,118
Containers & Packaging - 0.7%
Berry Global Group, Inc. *
18,175 1,053,423
Packaging Corp. of America
33,739 5,266,995
Silgan Holdings, Inc.
57,426 2,654,804
8,975,222
Distributors - 0.0% (a)
LKQ Corp. 8,234 373,906
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B * 50,319 17,758,078

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
245,758 5,807,261
Verizon Communications, Inc.
122,307 6,230,319
12,037,580
Electric Utilities - 1.0%
Exelon Corp.
51,781 2,466,329
Hawaiian Electric Industries, Inc.
10,354 438,078
IDACORP, Inc.
12,490 1,440,846
NRG Energy, Inc.
201,382 7,725,014
12,070,267
Electrical Equipment - 1.6%
Acuity Brands, Inc.
47,683 9,026,392
Eaton Corp. plc
6,236 946,375
Hubbell, Inc.
4,636 851,958
Regal Rexnord Corp.
31,619 4,704,275
Vertiv Holdings Co.
271,970 3,807,580
19,336,580
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc. *
113,967 13,519,905
CDW Corp.
27,147 4,856,327
Jabil, Inc.
98,238 6,064,232
TD SYNNEX Corp.
60,504 6,244,618
Teledyne Technologies, Inc. *
1,723 814,341
31,499,423
Energy Equipment & Services - 0.1%
Schlumberger NV 44,339 1,831,644
Entertainment - 0.1%
Activision Blizzard, Inc. 21,255 1,702,738
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.
1,426 358,240
EPR Properties
564 30,856
Kimco Realty Corp.
23,476 579,857
Omega Healthcare Investors, Inc.
11,563 360,303
Orion Office REIT, Inc.
533 7,462
Public Storage
5,056 1,973,256
Simon Property Group, Inc.
3,402 447,567
Ventas, Inc.
6,201 382,974
4,140,515
Food & Staples Retailing - 1.9%
Albertsons Cos., Inc., Class A (b)
75,043 2,495,180
Costco Wholesale Corp.
5,737 3,303,652
Kroger Co. (The)
147,970 8,489,039
Walmart, Inc.
56,207 8,370,346
22,658,217
Food Products - 1.0%
Flowers Foods, Inc.
17,814 457,998
J M Smucker Co. (The)
28,546 3,865,414
Pilgrim's Pride Corp. *
22,078 554,158
INVESTMENTS SHARES VALUE ($)
Food Products - 1.0% (continued)
Tyson Foods, Inc., Class A
78,986 7,079,515
11,957,085
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
6,000 710,160
Baxter International, Inc.
15,913 1,233,894
Quidel Corp. *
36,525 4,107,602
6,051,656
Health Care Providers & Services - 3.7%
Anthem, Inc.
30,301 14,884,457
CVS Health Corp.
66,540 6,734,513
McKesson Corp.
9,346 2,861,091
Molina Healthcare, Inc. *
30,437 10,153,479
UnitedHealth Group, Inc.
19,334 9,859,760
44,493,300
Health Care Technology - 0.1%
Teladoc Health, Inc. *
3,483 251,229
Veeva Systems, Inc., Class A *
5,355 1,137,723
1,388,952
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.
21,679 2,882,223
McDonald's Corp.
1,933 477,992
3,360,215
Household Durables - 1.0%
Lennar Corp., Class A
50,051 4,062,640
Mohawk Industries, Inc. *
13,673 1,698,187
PulteGroup, Inc.
77,305 3,239,079
Toll Brothers, Inc.
62,507 2,939,079
11,938,985
Household Products - 1.5%
Procter & Gamble Co. (The) 121,655 18,588,884
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp. 53,274 1,238,620
Industrial Conglomerates - 0.9%
3M Co.
18,015 2,682,073
General Electric Co.
34,103 3,120,424
Honeywell International, Inc.
21,563 4,195,729
Roper Technologies, Inc.
3,234 1,527,192
11,525,418
Insurance - 4.2%
Allstate Corp. (The)
120,408 16,677,712
American International Group, Inc.
84,378 5,296,407
Assurant, Inc.
18,204 3,310,033
Assured Guaranty Ltd.
8,238 524,431
Everest Re Group Ltd.
38,549 11,617,898
First American Financial Corp.
88,484 5,735,533
MetLife, Inc.
10,090 709,125
Old Republic International Corp.
197,488 5,109,015

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 4.2% (continued)
Progressive Corp. (The)
17,597 2,005,882
Travelers Cos., Inc. (The)
2,976 543,804
51,529,840
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A *
13,395 37,256,183
Alphabet, Inc., Class C *
7,676 21,438,991
Meta Platforms, Inc., Class A *
96,332 21,420,384
80,115,558
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. *
11,096 36,172,405
Qurate Retail, Inc., Series A
272,915 1,299,076
37,471,481
IT Services - 2.5%
Accenture plc, Class A
14,799 4,990,667
Akamai Technologies, Inc. *
42,555 5,080,641
Alliance Data Systems Corp.
21,086 1,183,979
Cognizant Technology Solutions
Corp., Class A 10,270 920,911
Concentrix Corp.
33,205 5,530,625
EPAM Systems, Inc. *
28,671 8,504,105
StoneCo Ltd., Class A (Brazil) *
75,647 885,070
VeriSign, Inc. *
9,225 2,052,193
Visa, Inc., Class A
8,619 1,911,436
31,059,627
Life Sciences Tools & Services - 2.5%
Bio-Rad Laboratories, Inc., Class
A * 2,200 1,239,106
Charles River Laboratories
International, Inc. * 22,100 6,275,737
Danaher Corp.
30,060 8,817,500
Thermo Fisher Scientific, Inc.
23,195 13,700,127
30,032,470
Machinery - 1.9%
AGCO Corp.
36,885 5,386,317
Allison Transmission Holdings, Inc.
35,637 1,399,109
Cummins, Inc.
5,311 1,089,339
ITT, Inc.
6,926 520,904
Oshkosh Corp.
96,805 9,743,423
Snap-on, Inc.
20,502 4,212,751
Timken Co. (The)
23,364 1,418,195
23,770,038
Media - 0.4%
Comcast Corp., Class A
18,515 866,873
Interpublic Group of Cos., Inc.
(The) 98,645 3,496,965
4,363,838
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.4%
Nucor Corp.
20,948 3,113,920
Reliance Steel & Aluminum Co.
68,032 12,473,667
United States Steel Corp.
46,760 1,764,723
17,352,310
Multiline Retail - 0.4%
Target Corp. 24,912 5,286,825
Multi-Utilities - 0.1%
Ameren Corp. 8,706 816,275
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.
85,973 13,998,984
ConocoPhillips
125,575 12,557,500
Coterra Energy, Inc.
347,260 9,365,602
Devon Energy Corp.
142,852 8,446,839
DT Midstream, Inc.
21,308 1,156,172
EOG Resources, Inc.
93,258 11,119,151
Exxon Mobil Corp.
159,567 13,178,638
HF Sinclair Corp. *
111,039 4,424,904
Kinder Morgan, Inc.
125,245 2,368,383
Marathon Oil Corp.
13,902 349,079
Pioneer Natural Resources Co.
5,852 1,463,176
78,428,428
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,313 1,991,476
Pharmaceuticals - 2.7%
Eli Lilly & Co.
5,145 1,473,374
Johnson & Johnson
109,199 19,353,339
Organon & Co.
47,650 1,664,414
Pfizer, Inc.
192,667 9,974,370
32,465,497
Professional Services - 0.9%
Booz Allen Hamilton Holding Corp.
40,942 3,596,345
CACI International, Inc., Class A *
4,086 1,230,948
ManpowerGroup , Inc.
19,488 1,830,313
Robert Half International, Inc.
34,886 3,983,284
10,640,890
Road & Rail - 1.1%
AMERCO
2,855 1,704,264
Knight-Swift Transportation
Holdings, Inc. 10,168 513,077
Landstar System, Inc.
30,286 4,568,037
Ryder System, Inc.
44,658 3,542,719
Schneider National, Inc., Class B
131,734 3,359,217
13,687,314
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. *
16,220 1,773,495
Applied Materials, Inc.
79,128 10,429,070
Intel Corp.
255,935 12,684,139
Lam Research Corp.
14,577 7,836,741

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 5.0% (continued)
Micron Technology, Inc.
79,324 6,178,546
NVIDIA Corp.
29,850 8,144,871
ON Semiconductor Corp. *
48,414 3,031,201
Qorvo , Inc. *
15,215 1,888,181
QUALCOMM, Inc.
19,055 2,911,985
Skyworks Solutions, Inc.
4,916 655,204
Teradyne, Inc.
12,312 1,455,648
Texas Instruments, Inc.
20,600 3,779,688
60,768,769
Software - 9.0%
Adobe, Inc. *
16,981 7,736,883
Cadence Design Systems, Inc. *
32,463 5,338,865
Fortinet, Inc. *
1,583 540,975
Intuit, Inc.
1,554 747,225
Manhattan Associates, Inc. *
4,944 685,782
Microsoft Corp.
248,763 76,696,121
Oracle Corp.
125,274 10,363,918
Teradata Corp. *
119,538 5,892,028
VMware, Inc., Class A
12,805 1,458,105
109,459,902
Specialty Retail - 2.8%
AutoNation, Inc. *
96,077 9,567,348
Best Buy Co., Inc.
11,634 1,057,531
Dick's Sporting Goods, Inc.
12,413 1,241,548
Foot Locker, Inc.
26,613 789,341
Home Depot, Inc. (The)
19,823 5,933,618
Lowe's Cos., Inc.
13,584 2,746,549
Penske Automotive Group, Inc.
51,358 4,813,272
Williams-Sonoma, Inc.
54,708 7,932,660
34,081,867
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.
502,691 87,774,875
HP, Inc.
241,182 8,754,907
96,529,782
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica , Inc. *
3,796 1,386,413
Skechers USA, Inc., Class A *
27,084 1,103,944
2,490,357
Tobacco - 0.6%
Altria Group, Inc.
55,142 2,881,169
Philip Morris International, Inc.
49,206 4,622,412
7,503,581
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc.,
Class A 17,062 1,453,853
United Rentals, Inc. *
14,863 5,279,486
Watsco , Inc.
15,974 4,866,320
11,599,659
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. * 16,099 2,066,307
TOTAL COMMON STOCKS
(Cost $593,966,505) 1,165,648,564
PREFERRED STOCKS - 0.0% (a)
Internet & Direct Marketing Retail - 0.0% (a)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $476,826) 4,865 418,439
SHORT-TERM INVESTMENTS - 4.2%
INVESTMENT COMPANIES - 4.2%
Limited Purpose Cash Investment
Fund, 0.18% (c)
(Cost $50,604,994) 50,628,974 50,603,659
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $645,048,325) 1,216,670,662
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (d) 755,918
NET ASSETS - 100.0% 1,217,426,580
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 100,286,020 8.2%
Consumer Discretionary 125,602,089 10.3
Consumer Staples 63,472,585 5.2
Energy 80,260,073 6.6
Financials 107,244,786 8.8
Health Care 143,499,189 11.8
Industrials 134,446,227 11.0
Information Technology 336,778,025 27.7
Materials 56,212,332 4.6
Real Estate 4,140,515 0.3
Utilities 14,125,162 1.2
Short-Term Investments 50,603,659 4.2
Total Investments In Securities
At Value 1,216,670,662 99.9
Other Assets in Excess of
Liabilities (d ) 755,918 0.1
Net Assets
$ 1,217,426,580 100.0%

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 was $2,489,525;
additional non-cash collateral of $2,544,906 was received.
(c) Represents 7-day effective yield as of March 31, 2022.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 5).
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 193 6/2022 USD $ 43,721,738 $ 2,690,339
$ 2,690,339
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ (773,081) $ (773,081)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.5%
Aerospace & Defense - 0.5%
AAR Corp. *
1,965 95,165
Aerojet Rocketdyne Holdings, Inc. *
3,808 149,845
Vectrus , Inc. *
9,876 354,153
599,163
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. *
3,716 320,951
Hub Group, Inc., Class A *
6,511 502,714
823,665
Airlines - 0.2%
Allegiant Travel Co. *
806 130,886
SkyWest, Inc. *
2,603 75,097
Spirit Airlines, Inc. *
4,469 97,737
303,720
Auto Components - 1.3%
Adient plc *
4,662 190,070
Dana, Inc.
14,306 251,356
Fox Factory Holding Corp. *
2,337 228,909
Goodyear Tire & Rubber Co. (The)
* 3,187 45,542
LCI Industries
3,375 350,359
Patrick Industries, Inc.
5,106 307,892
XPEL, Inc. *(a)
3,444 181,189
1,555,317
Automobiles - 0.1%
Winnebago Industries, Inc. 1,911 103,251
Banks - 6.9%
1st Source Corp.
4,426 204,702
Associated Banc-Corp.
5,319 121,060
BancFirst Corp.
1,011 84,125
Bancorp, Inc. (The) *
12,926 366,194
BankUnited , Inc.
1,099 48,312
Cathay General Bancorp
9,546 427,184
Columbia Banking System, Inc.
4,804 155,025
Customers Bancorp, Inc. *
19,317 1,007,188
Dime Community Bancshares, Inc.
3,240 112,007
Eagle Bancorp, Inc.
964 54,958
Eastern Bankshares , Inc.
7,990 172,105
Financial Institutions, Inc.
1,683 50,709
First Bancorp/PR
23,233 304,817
First Financial Bancorp
4,229 97,478
First Interstate BancSystem , Inc.,
Class A 4,570 168,039
First Merchants Corp.
4,786 199,098
Flushing Financial Corp.
4,891 109,314
Fulton Financial Corp.
10,873 180,709
Glacier Bancorp, Inc.
3,253 163,561
Great Southern Bancorp, Inc.
7,773 458,685
Hancock Whitney Corp.
4,008 209,017
Hanmi Financial Corp.
5,324 131,024
INVESTMENTS SHARES VALUE ($)
Banks - 6.9% (continued)
Heartland Financial USA, Inc.
10,270 491,214
Hilltop Holdings, Inc.
18,531 544,811
Home BancShares , Inc.
16,787 379,386
HomeStreet , Inc.
5,139 243,486
Hope Bancorp, Inc.
3,838 61,715
International Bancshares Corp.
10,482 442,445
Investors Bancorp, Inc.
9,978 148,972
Midland States Bancorp, Inc.
2,018 58,239
NBT Bancorp, Inc.
4,174 150,807
OFG Bancorp
3,523 93,853
Old National Bancorp
12,058 197,510
QCR Holdings, Inc.
964 54,553
S&T Bancorp, Inc.
2,389 70,667
ServisFirst Bancshares, Inc.
4,239 403,934
Simmons First National Corp.,
Class A 1,570 41,165
SouthState Corp.
1,300 106,067
Trustmark Corp.
1,383 42,029
United Bankshares , Inc.
948 33,066
Valley National Bancorp
2,560 33,331
WesBanco , Inc.
959 32,951
8,455,512
Beverages - 0.8%
Celsius Holdings, Inc. *
686 37,853
Coca-Cola Consolidated, Inc.
971 482,441
MGP Ingredients, Inc.
2,225 190,438
National Beverage Corp.
2,318 100,833
Primo Water Corp.
9,083 129,433
940,998
Biotechnology - 4.8%
ACADIA Pharmaceuticals, Inc. *
4,832 117,031
Agios Pharmaceuticals, Inc. *
1,070 31,148
Akebia Therapeutics, Inc. *
22,060 15,837
Alector , Inc. *
6,776 96,558
Alkermes plc *
5,817 153,045
Amicus Therapeutics, Inc. *
15,837 149,976
AnaptysBio , Inc. *
5,337 132,037
Anika Therapeutics, Inc. *
3,303 82,938
AquaBounty Technologies, Inc. *(b)
23,798 44,502
Arrowhead Pharmaceuticals, Inc. *
5,157 237,170
Atossa Therapeutics, Inc. *
47,482 59,352
BioCryst Pharmaceuticals, Inc. *
3,143 51,105
Biohaven Pharmaceutical Holding
Co. Ltd. * 984 116,673
Blueprint Medicines Corp. *
1,204 76,912
Catalyst Pharmaceuticals, Inc. *
59,114 490,055
Cytokinetics, Inc. *
3,638 133,915
Denali Therapeutics, Inc. *
3,910 125,785
Eagle Pharmaceuticals, Inc. *
4,012 198,554
Emergent BioSolutions , Inc. *
5,522 226,733
Enanta Pharmaceuticals, Inc. *
1,621 115,383
Fate Therapeutics, Inc. *
2,380 92,273
Halozyme Therapeutics, Inc. *
8,467 337,664

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 4.8% (continued)
Ideaya Biosciences, Inc. *
2,011 22,503
Insmed , Inc. *
6,637 155,970
Intellia Therapeutics, Inc. *
1,257 91,346
Ironwood Pharmaceuticals, Inc. *
34,885 438,853
iTeos Therapeutics, Inc. *
8,083 260,111
Ligand Pharmaceuticals, Inc. *
352 39,596
MeiraGTx Holdings plc *
2,313 32,035
Myriad Genetics, Inc. *
9,209 232,067
Ocugen , Inc. *(b)
48,073 158,641
OPKO Health, Inc. *
63,593 218,760
Organogenesis Holdings, Inc. *
16,882 128,641
PDL BioPharma , Inc. (3)*(c)
32,677 73,367
Precision BioSciences , Inc. *
6,988 21,523
Selecta Biosciences, Inc. *
29,820 36,679
Seres Therapeutics, Inc. *
13,547 96,455
Surface Oncology, Inc. *
68,610 201,713
TG Therapeutics, Inc. *
7,265 69,090
Travere Therapeutics, Inc. *
2,189 56,411
Veracyte , Inc. *
2,852 78,630
Vericel Corp. *
7,091 271,018
Zentalis Pharmaceuticals, Inc. *
830 38,296
5,806,351
Building Products - 2.2%
Apogee Enterprises, Inc.
14,282 677,824
Griffon Corp.
1,689 33,831
Insteel Industries, Inc.
12,798 473,398
Masonite International Corp. *
351 31,218
Resideo Technologies, Inc. *
1,852 44,133
Simpson Manufacturing Co., Inc.
826 90,067
UFP Industries, Inc.
14,495 1,118,434
Zurn Water Solutions Corp.
5,807 205,568
2,674,473
Capital Markets - 1.9%
Artisan Partners Asset
Management, Inc., Class A 9,798 385,551
Brightsphere Investment Group,
Inc. 4,835 117,249
Cohen & Steers, Inc.
1,237 106,246
Cowen, Inc., Class A
12,591 341,216
Diamond Hill Investment Group,
Inc. 512 95,898
Donnelley Financial Solutions,
Inc. * 9,790 325,615
Federated Hermes, Inc.
7,470 254,428
Greenhill & Co., Inc.
2,082 32,208
Houlihan Lokey , Inc.
1,072 94,122
Oppenheimer Holdings, Inc., Class
A 4,322 188,353
StoneX Group, Inc. *
1,990 147,718
Virtus Investment Partners, Inc.
789 189,352
2,277,956
INVESTMENTS SHARES VALUE ($)
Chemicals - 0.7%
AdvanSix , Inc.
5,856 299,183
Balchem Corp.
638 87,215
Intrepid Potash, Inc. *
1,832 150,480
Orion Engineered Carbons SA
(Germany) 2,433 38,855
Stepan Co.
2,573 254,238
829,971
Commercial Services & Supplies - 0.7%
ACCO Brands Corp.
37,898 303,184
Deluxe Corp.
1,442 43,606
HNI Corp.
5,756 213,260
Interface, Inc.
16,972 230,310
Matthews International Corp.,
Class A 1,937 62,681
Pitney Bowes, Inc.
9,001 46,805
899,846
Communications Equipment - 0.7%
Calix, Inc. *
7,139 306,334
Digi International, Inc. *
3,152 67,831
Extreme Networks, Inc. *
18,579 226,850
NETGEAR, Inc. *
5,667 139,862
NetScout Systems, Inc. *
2,918 93,609
834,486
Construction & Engineering - 2.2%
API Group Corp. *
9,020 189,691
Arcosa , Inc.
3,429 196,310
Comfort Systems USA, Inc.
2,375 211,399
EMCOR Group, Inc.
5,140 578,918
Great Lakes Dredge & Dock Corp.
* 6,296 88,333
MYR Group, Inc. *
12,737 1,197,787
Primoris Services Corp.
5,206 124,007
Sterling Construction Co., Inc. *
4,126 110,577
2,697,022
Construction Materials - 0.2%
Summit Materials, Inc., Class A * 7,598 235,994
Consumer Finance - 0.4%
Curo Group Holdings Corp.
5,143 67,116
Encore Capital Group, Inc. *
1,449 90,896
Enova International, Inc. *
3,466 131,604
FirstCash Holdings, Inc.
594 41,782
Navient Corp.
3,980 67,819
Nelnet, Inc., Class A
694 58,983
Oportun Financial Corp. *
1,909 27,413
Regional Management Corp.
711 34,534
520,147
Containers & Packaging - 0.1%
O-I Glass, Inc. * 6,568 86,566

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0.6%
Graham Holdings Co., Class B
59 36,077
Houghton Mifflin Harcourt Co. *
15,398 323,512
Laureate Education, Inc.
5,783 68,529
Perdoceo Education Corp. *
8,019 92,058
Stride, Inc. *
2,450 89,008
WW International, Inc. *
8,642 88,408
697,592
Diversified Financial Services - 0.1%
Cannae Holdings, Inc. * 5,494 131,416
Diversified Telecommunication Services - 0.3%
Consolidated Communications
Holdings, Inc. * 26,424 155,902
EchoStar Corp., Class A *
3,400 82,756
Liberty Latin America Ltd., Class C
(Chile) * 8,402 80,575
319,233
Electric Utilities - 0.3%
PNM Resources, Inc.
4,384 208,985
Portland General Electric Co.
3,070 169,311
378,296
Electrical Equipment - 1.4%
Atkore , Inc. *
9,003 886,255
Babcock & Wilcox Enterprises,
Inc. * 5,874 47,932
Encore Wire Corp.
5,463 623,164
EnerSys
457 34,079
GrafTech International Ltd.
7,053 67,850
1,659,280
Electronic Equipment, Instruments & Components - 2.7%
ePlus , Inc. *
6,413 359,513
Fabrinet (Thailand) *
5,468 574,851
Insight Enterprises, Inc. *
8,746 938,621
Methode Electronics, Inc.
8,648 374,026
PC Connection, Inc.
5,566 291,603
Rogers Corp. *
810 220,077
Sanmina Corp. *
10,765 435,121
Vishay Intertechnology , Inc.
2,321 45,491
3,239,303
Energy Equipment & Services - 1.4%
Archrock , Inc.
7,055 65,118
Bristow Group, Inc. *
1,380 51,170
Cactus, Inc., Class A
2,222 126,076
ChampionX Corp. *
10,164 248,815
Nabors Industries Ltd. *
998 152,415
National Energy Services Reunited
Corp. * 13,486 113,282
Newpark Resources, Inc. *
12,952 47,404
Oceaneering International, Inc. *
3,753 56,896
ProPetro Holding Corp. *
53,512 745,422
RPC, Inc. *
7,931 84,624
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 1.4% (continued)
TETRA Technologies, Inc. *
20,864 85,751
1,776,973
Entertainment - 0.2%
Marcus Corp. (The) *(b) 11,179 197,868
Equity Real Estate Investment Trusts (REITs) - 5.5%
Alexander & Baldwin, Inc.
3,040 70,498
Alexander's, Inc.
620 158,863
American Assets Trust, Inc.
960 36,374
Apple Hospitality REIT, Inc.
12,196 219,162
Armada Hoffler Properties, Inc.
2,701 39,435
Braemar Hotels & Resorts, Inc.
7,414 45,819
Broadstone Net Lease, Inc.
6,026 131,246
CareTrust REIT, Inc.
3,411 65,832
Chatham Lodging Trust *
5,355 73,845
DigitalBridge Group, Inc. *
13,396 96,451
EastGroup Properties, Inc.
1,890 384,199
Global Net Lease, Inc.
12,239 192,519
Healthcare Realty Trust, Inc.
8,582 235,833
Hersha Hospitality Trust *
7,512 68,209
Independence Realty Trust, Inc.
6,241 165,012
Industrial Logistics Properties Trust
4,209 95,418
iStar , Inc.
2,468 57,776
Kite Realty Group Trust
4,016 91,444
LXP Industrial Trust
11,810 185,417
Macerich Co. (The)
9,171 143,434
National Health Investors, Inc.
1,294 76,359
National Storage Affiliates Trust
5,618 352,586
Necessity Retail REIT, Inc. (The)
20,746 164,101
NexPoint Residential Trust, Inc.
1,268 114,513
Office Properties Income Trust
8,117 208,850
One Liberty Properties, Inc.
1,902 58,563
Outfront Media, Inc.
3,893 110,678
Paramount Group, Inc.
5,198 56,710
Physicians Realty Trust
8,095 141,986
Piedmont Office Realty Trust, Inc.,
Class A 4,885 84,120
PotlatchDeltic Corp.
1,410 74,349
PS Business Parks, Inc.
1,322 222,202
Retail Value, Inc.
11,020 33,721
RLJ Lodging Trust
4,331 60,980
RPT Realty
8,291 114,167
Ryman Hospitality Properties, Inc. *
1,592 147,690
Sabra Health Care REIT, Inc.
14,856 221,206
Saul Centers, Inc.
3,564 187,823
Service Properties Trust
22,776 201,112
SITE Centers Corp.
3,387 56,597
STAG Industrial, Inc.
5,873 242,849
Summit Hotel Properties, Inc. *
3,635 36,205
Tanger Factory Outlet Centers, Inc.
6,477 111,340
Terreno Realty Corp.
1,442 106,780
UMH Properties, Inc.
1,646 40,475
Uniti Group, Inc.
12,744 175,357
Universal Health Realty Income
Trust 607 35,431

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 5.5% (continued)
Urban Edge Properties
12,023 229,639
Urstadt Biddle Properties, Inc.,
Class A 11,139 209,525
Whitestone REIT
23,431 310,461
6,743,161
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings,
Inc. * 2,854 192,959
Ingles Markets, Inc., Class A
7,717 687,199
Performance Food Group Co. *
6,796 345,984
Rite Aid Corp. *(b)
3,169 27,729
SpartanNash Co.
1,939 63,967
United Natural Foods, Inc. *
7,626 315,335
Weis Markets, Inc.
2,014 143,840
1,777,013
Food Products - 1.1%
B&G Foods, Inc.
8,032 216,703
Fresh Del Monte Produce, Inc.
2,213 57,339
John B Sanfilippo & Son, Inc.
6,589 549,786
Sanderson Farms, Inc.
881 165,179
Seneca Foods Corp., Class A *
6,043 311,456
1,300,463
Gas Utilities - 0.3%
New Jersey Resources Corp.
3,253 149,182
Northwest Natural Holding Co.
2,690 139,127
Southwest Gas Holdings, Inc.
816 63,885
352,194
Health Care Equipment & Supplies - 1.6%
Atrion Corp.
66 47,058
CONMED Corp.
1,602 237,977
Integer Holdings Corp. *
4,048 326,147
LeMaitre Vascular, Inc.
1,350 62,735
LivaNova plc *
1,267 103,679
Meridian Bioscience, Inc. *
7,536 195,635
Merit Medical Systems, Inc. *
5,491 365,261
Natus Medical, Inc. *
3,064 80,522
Neogen Corp. *
6,002 185,102
NuVasive , Inc. *
656 37,195
Retractable Technologies, Inc. *
7,402 35,159
Shockwave Medical, Inc. *
942 195,333
Sientra , Inc. *(b)
13,000 28,860
Varex Imaging Corp. *
3,213 68,405
Zynex , Inc.
4,352 27,113
1,996,181
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. *
3,616 377,257
Brookdale Senior Living, Inc. *
6,274 44,232
Community Health Systems, Inc. *
18,014 213,826
CorVel Corp. *
2,593 436,765
Ensign Group, Inc. (The)
4,930 443,750
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.8% (continued)
Fulgent Genetics, Inc. *
527 32,890
Joint Corp. (The) *
4,882 172,774
MEDNAX, Inc. *
2,277 53,464
ModivCare , Inc. *
1,311 151,276
National Research Corp.
1,828 72,480
Owens & Minor, Inc.
10,112 445,130
Patterson Cos., Inc.
10,730 347,330
Select Medical Holdings Corp.
10,100 242,299
Tenet Healthcare Corp. *
4,487 385,703
3,419,176
Health Care Technology - 0.9%
Computer Programs and Systems,
Inc. * 4,249 146,378
Evolent Health, Inc., Class A *
8,955 289,247
HealthStream , Inc. *
1,421 28,306
NextGen Healthcare, Inc. *
3,083 64,466
Omnicell , Inc. *
4,004 518,478
Simulations Plus, Inc.
1,686 85,952
1,132,827
Hotels, Restaurants & Leisure - 1.7%
Bloomin ' Brands, Inc.
5,970 130,982
Bluegreen Vacations Holding Corp.
* 4,257 125,879
Brinker International, Inc. *
2,169 82,769
Carrols Restaurant Group, Inc.
19,499 44,068
Century Casinos, Inc. *
3,355 40,092
Cracker Barrel Old Country Store,
Inc. 1,096 130,128
Dave & Buster's Entertainment,
Inc. * 958 47,038
Dine Brands Global, Inc.
484 37,728
Everi Holdings, Inc. *
1,929 40,509
Fiesta Restaurant Group, Inc. *
4,813 35,977
Golden Entertainment, Inc. *
3,726 216,369
International Game Technology plc
1,927 47,558
ONE Group Hospitality, Inc. (The) *
5,445 57,227
Papa John's International, Inc.
1,229 129,389
RCI Hospitality Holdings, Inc.
2,387 146,705
Red Robin Gourmet Burgers, Inc. *
3,119 52,586
Red Rock Resorts, Inc., Class A
2,798 135,871
Ruth's Hospitality Group, Inc.
2,561 58,596
Scientific Games Corp. *
1,550 91,063
Target Hospitality Corp. *
2,901 17,406
Texas Roadhouse, Inc.
4,893 409,691
Wingstop , Inc.
220 25,817
2,103,448
Household Durables - 1.5%
Bassett Furniture Industries, Inc.
1,921 31,812
Century Communities, Inc.
6,869 367,973
Helen of Troy Ltd. *
783 153,343
KB Home
2,179 70,556
La-Z-Boy, Inc.
4,817 127,024

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Household Durables - 1.5% (continued)
LGI Homes, Inc. *
715 69,841
M/I Homes, Inc. *
4,825 213,989
MDC Holdings, Inc.
3,356 126,991
Meritage Homes Corp. *
4,023 318,742
Skyline Champion Corp. *
1,281 70,301
Tri Pointe Homes, Inc. *
15,364 308,509
1,859,081
Household Products - 0.1%
WD-40 Co. 879 161,059
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc., Class C
5,241 191,349
Ormat Technologies, Inc.
2,731 223,478
Sunnova Energy International,
Inc. * 3,576 82,462
497,289
Insurance - 2.1%
American Equity Investment Life
Holding Co. 1,256 50,127
CNO Financial Group, Inc.
5,575 139,877
Employers Holdings, Inc.
13,872 569,029
Enstar Group Ltd. *
129 33,688
Genworth Financial, Inc., Class A *
11,099 41,954
Heritage Insurance Holdings, Inc.
5,664 40,441
Horace Mann Educators Corp.
10,637 444,946
Kinsale Capital Group, Inc.
393 89,612
ProAssurance Corp.
5,152 138,486
Selective Insurance Group, Inc.
4,313 385,410
Stewart Information Services Corp.
6,315 382,752
Tiptree, Inc.
18,462 237,237
2,553,559
Interactive Media & Services - 0.5%
Cars.com, Inc. *
5,585 80,591
Ziff Davis, Inc. *
5,737 555,227
635,818
Internet & Direct Marketing Retail - 0.8%
1-800-Flowers.com, Inc., Class A *
15,053 192,076
Duluth Holdings, Inc., Class B *
17,267 211,175
Groupon, Inc. *(b)
3,551 68,286
Lands' End, Inc. *
12,043 203,768
Shutterstock , Inc.
3,014 280,543
955,848
IT Services - 1.7%
Conduent , Inc. *
39,469 203,660
CSG Systems International, Inc.
2,538 161,341
DigitalOcean Holdings, Inc. *
2,094 121,138
EVERTEC, Inc.
6,528 267,191
Hackett Group, Inc. (The)
9,556 220,361
Maximus, Inc.
5,604 420,020
Perficient , Inc. *
3,774 415,479
INVESTMENTS SHARES VALUE ($)
IT Services - 1.7% (continued)
TTEC Holdings, Inc.
3,352 276,607
2,085,797
Leisure Products - 1.3%
Acushnet Holdings Corp.
3,239 130,402
Callaway Golf Co. *
4,108 96,209
Johnson Outdoors, Inc., Class A
4,990 387,873
Malibu Boats, Inc., Class A *
4,788 277,752
MasterCraft Boat Holdings, Inc. *
2,753 67,751
Smith & Wesson Brands, Inc.
6,269 94,850
Vista Outdoor, Inc. *
15,498 553,124
1,607,961
Life Sciences Tools & Services - 0.9%
Harvard Bioscience, Inc. *
8,000 49,680
Medpace Holdings, Inc. *
5,849 956,838
NeoGenomics , Inc. *
5,053 61,394
1,067,912
Machinery - 2.4%
Columbus McKinnon Corp.
6,776 287,302
Federal Signal Corp.
2,937 99,124
Greenbrier Cos., Inc. (The)
2,377 122,439
Kennametal, Inc.
976 27,923
Manitowoc Co., Inc. (The) *
6,818 102,815
Meritor, Inc. *
17,445 620,519
Miller Industries, Inc.
3,127 88,056
Mueller Industries, Inc.
18,631 1,009,241
Shyft Group, Inc. (The)
5,859 211,569
SPX FLOW, Inc.
1,743 150,282
Wabash National Corp.
4,895 72,642
Welbilt , Inc. *
6,286 149,293
2,941,205
Marine - 1.0%
Eagle Bulk Shipping, Inc.
1,918 130,635
Genco Shipping & Trading Ltd.
5,643 133,288
Matson, Inc.
6,188 746,396
Safe Bulkers, Inc. (Greece)
44,559 212,101
1,222,420
Media - 1.0%
AMC Networks, Inc., Class A *
3,453 140,295
Audacy , Inc. *
14,207 41,058
Entravision Communications Corp.,
Class A 17,696 113,431
EW Scripps Co. (The), Class A *
3,810 79,210
Gannett Co., Inc. *
25,926 116,926
Gray Television, Inc.
4,306 95,034
John Wiley & Sons, Inc., Class A
1,453 77,053
Scholastic Corp.
3,782 152,339
TechTarget , Inc. *
1,587 128,991
TEGNA, Inc.
10,636 238,247

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Media - 1.0% (continued)
WideOpenWest , Inc. *
2,082 36,310
1,218,894
Metals & Mining - 1.6%
Arconic Corp. *
10,314 264,245
Commercial Metals Co.
20,413 849,589
Ryerson Holding Corp.
7,379 258,412
SunCoke Energy, Inc.
15,698 139,869
TimkenSteel Corp. *
20,203 442,042
Worthington Industries, Inc.
778 39,997
1,994,154
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate
Finance, Inc. 10,665 148,563
Blackstone Mortgage Trust, Inc.,
Class A 9,163 291,292
Chimera Investment Corp.
12,242 147,394
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 218,368
PennyMac Mortgage Investment
Trust 6,655 112,403
918,020
Multiline Retail - 0.3%
Big Lots, Inc.
2,559 88,542
Macy's, Inc.
13,067 318,312
406,854
Multi-Utilities - 0.5%
Avista Corp.
3,368 152,065
Black Hills Corp.
3,256 250,777
NorthWestern Corp.
2,627 158,908
561,750
Oil, Gas & Consumable Fuels - 5.7%
Antero Resources Corp. *
23,735 724,630
Arch Resources, Inc.
872 119,795
Berry Corp.
4,737 48,886
California Resources Corp.
1,862 83,287
Centennial Resource Development,
Inc., Class A * 16,848 135,963
Chesapeake Energy Corp.
4,707 409,509
Civitas Resources, Inc.
8,579 512,252
CONSOL Energy, Inc. *
5,557 209,110
Denbury, Inc. *
1,389 109,134
Dorian LPG Ltd.
7,550 109,399
Earthstone Energy, Inc., Class A *
4,713 59,525
Falcon Minerals Corp.
12,457 83,960
Kosmos Energy Ltd. (Ghana) *
7,300 52,487
Magnolia Oil & Gas Corp., Class A
14,434 341,364
Matador Resources Co.
7,867 416,794
Murphy Oil Corp.
5,243 211,765
Oasis Petroleum, Inc.
828 121,136
Ovintiv , Inc.
13,088 707,668
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 5.7% (continued)
PBF Energy, Inc., Class A *
6,474 157,771
PDC Energy, Inc.
9,307 676,433
Range Resources Corp. *
5,081 154,361
Renewable Energy Group, Inc. *
3,028 183,648
REX American Resources Corp. *
1,617 161,053
Scorpio Tankers, Inc. (Monaco)
2,747 58,731
SM Energy Co.
11,206 436,474
Southwestern Energy Co. *
17,450 125,117
Teekay Corp. *
17,149 54,362
W&T Offshore, Inc. *
11,818 45,145
Whiting Petroleum Corp.
5,254 428,254
World Fuel Services Corp.
1,184 32,015
6,970,028
Personal Products - 0.6%
Edgewell Personal Care Co.
6,447 236,412
Medifast , Inc.
1,009 172,317
Nu Skin Enterprises, Inc., Class A
674 32,271
Revlon, Inc., Class A *
4,333 34,967
USANA Health Sciences, Inc. *
2,589 205,696
681,663
Pharmaceuticals - 1.0%
Atea Pharmaceuticals, Inc. *
7,815 56,424
Collegium Pharmaceutical, Inc. *
3,429 69,814
Corcept Therapeutics, Inc. *
15,134 340,818
Endo International plc *
28,966 66,911
Evolus , Inc. *
4,584 51,433
Innoviva , Inc. *
3,683 71,266
KemPharm , Inc. *(b)
14,766 74,273
Phibro Animal Health Corp., Class
A 7,687 153,356
Prestige Consumer Healthcare,
Inc. * 2,551 135,050
Supernus Pharmaceuticals, Inc. *
5,371 173,591
1,192,936
Professional Services - 2.1%
ASGN, Inc. *
458 53,453
Barrett Business Services, Inc.
1,855 143,707
Insperity , Inc.
1,137 114,178
KBR, Inc.
8,809 482,117
Kforce , Inc.
20,450 1,512,685
Korn Ferry
1,735 112,671
Resources Connection, Inc.
3,815 65,389
TrueBlue , Inc. *
3,297 95,250
2,579,450
Real Estate Management & Development - 1.0%
Cushman & Wakefield plc *
4,387 89,977
eXp World Holdings, Inc.
8,684 183,840
Forestar Group, Inc. *
6,298 111,853
Kennedy-Wilson Holdings, Inc.
13,114 319,850
Newmark Group, Inc., Class A
14,564 231,859
Realogy Holdings Corp. *
10,232 160,438

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 1.0% (continued)
Redfin Corp. *
4,019 72,503
1,170,320
Road & Rail - 1.2%
ArcBest Corp.
9,789 788,015
Avis Budget Group, Inc. *
1,841 484,735
Covenant Logistics Group, Inc.
2,964 63,815
US Xpress Enterprises, Inc., Class
A * 9,434 36,604
Werner Enterprises, Inc.
3,743 153,463
1,526,632
Semiconductors & Semiconductor Equipment - 5.0%
Amkor Technology, Inc.
39,379 855,312
Axcelis Technologies, Inc. *
2,277 171,982
CMC Materials, Inc.
614 113,836
Diodes, Inc. *
6,970 606,320
FormFactor , Inc. *
16,351 687,232
Ichor Holdings Ltd. *
5,628 200,469
Lattice Semiconductor Corp. *
9,396 572,686
Onto Innovation, Inc. *
1,983 172,303
Photronics , Inc. *
28,791 488,583
Power Integrations, Inc.
7,411 686,851
SiTime Corp. *
146 36,182
SMART Global Holdings, Inc. *
7,802 201,526
Synaptics , Inc. *
4,414 880,593
Ultra Clean Holdings, Inc. *
9,063 384,181
6,058,056
Software - 2.7%
ACI Worldwide, Inc. *
1,116 35,143
American Software, Inc., Class A
5,824 121,372
Appfolio , Inc., Class A *
1,355 153,400
Avaya Holdings Corp. *
6,399 81,075
Benefitfocus , Inc. *
3,768 47,552
Blackbaud , Inc. *
508 30,414
Blackline, Inc. *
1,351 98,920
Box, Inc., Class A *
2,068 60,096
Cerence , Inc. *
2,212 79,853
ChannelAdvisor Corp. *
13,348 221,177
CommVault Systems, Inc. *
601 39,876
Digital Turbine, Inc. *
5,789 253,616
Ebix , Inc.
4,780 158,457
Mimecast Ltd. *
1,320 105,019
Mitek Systems, Inc. *
6,033 88,504
Progress Software Corp.
5,680 267,471
Qualys , Inc. *
786 111,934
SecureWorks Corp., Class A *
9,652 127,889
SPS Commerce, Inc. *
5,010 657,312
Tenable Holdings, Inc. *
1,382 79,866
Varonis Systems, Inc. *
1,126 53,530
Verint Systems, Inc. *
1,525 78,843
Vonage Holdings Corp. *
10,387 210,752
Workiva , Inc. *
292 34,456
INVESTMENTS SHARES VALUE ($)
Software - 2.7% (continued)
Xperi Holding Corp.
7,920 137,175
3,333,702
Specialty Retail - 3.2%
Abercrombie & Fitch Co., Class A *
6,331 202,529
Academy Sports & Outdoors, Inc.
3,014 118,752
Asbury Automotive Group, Inc. *
2,587 414,437
Caleres , Inc.
3,257 62,958
Cato Corp. (The), Class A
4,597 67,392
Children's Place, Inc. (The) *
471 23,220
Citi Trends, Inc. *
2,530 77,481
Conn's, Inc. *
4,067 62,673
Genesco, Inc. *
3,420 217,546
Group 1 Automotive, Inc.
2,771 465,057
Hibbett, Inc.
5,160 228,795
MarineMax , Inc. *
4,749 191,195
Murphy USA, Inc.
1,573 314,537
ODP Corp. (The) *
9,864 452,067
Sally Beauty Holdings, Inc. *
11,415 178,417
Shoe Carnival, Inc.
1,320 38,491
Signet Jewelers Ltd.
5,769 419,406
Sleep Number Corp. *
1,909 96,805
Sonic Automotive, Inc., Class A
4,258 181,008
Urban Outfitters, Inc. *
2,267 56,924
Zumiez , Inc. *
1,278 48,832
3,918,522
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. *
6,235 217,415
Super Micro Computer, Inc. *
8,773 333,988
551,403
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. *
2,048 156,467
G-III Apparel Group Ltd. *
12,955 350,433
Kontoor Brands, Inc.
7,405 306,197
Movado Group, Inc.
4,092 159,792
Oxford Industries, Inc.
822 74,391
1,047,280
Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd.
2,033 83,780
Flagstar Bancorp, Inc.
2,261 95,866
Mr Cooper Group, Inc. *
25,081 1,145,449
PennyMac Financial Services, Inc.
8,653 460,340
Provident Financial Services, Inc.
2,321 54,312
Radian Group, Inc.
17,777 394,827
Walker & Dunlop, Inc.
6,798 879,797
Waterstone Financial, Inc.
2,029 39,241
3,153,612

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Tobacco - 0.1%
Turning Point Brands, Inc.
583 19,828
Vector Group Ltd.
6,859 82,582
102,410
Trading Companies & Distributors - 3.3%
BlueLinx Holdings, Inc. *
968 69,580
Boise Cascade Co.
16,233 1,127,706
GMS, Inc. *
7,975 396,916
Rush Enterprises, Inc., Class A
13,668 695,838
Textainer Group Holdings Ltd.
(China) 7,363 280,309
Titan Machinery, Inc. *
3,029 85,599
Triton International Ltd.
3,107 218,049
Veritiv Corp. *
5,979 798,735
WESCO International, Inc. *
2,426 315,720
3,988,452
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 3,062 72,202
TOTAL COMMON STOCKS
(Cost $68,437,734) 113,903,151
PREFERRED STOCKS - 0.1%
Media - 0.0% (d)
Liberty Broadband Corp., Series A,
7.00%, 3/10/2039 (e)
2,832 76,889
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (e)(f)
2,999 88,261
TOTAL PREFERRED STOCKS
(Cost $105,426) 165,150
SHORT-TERM INVESTMENTS - 6.0%
INVESTMENT COMPANIES - 6.0%
Limited Purpose Cash Investment
Fund, 0.18% (g)
(Cost $7,330,120) 7,333,491 7,329,824
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.5%
Investment Companies - 0.5%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21% (g)(h) 434,695 434,695
Limited Purpose Cash Investment
Fund 0.18% (g)(h) 115,709 115,651
TOTAL SECURITIES LENDING COLLATERAL
(Cost $550,404) 550,346
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $76,423,684) 121,948,471
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% ( i ) (175,416)
NET ASSETS - 100.0% 121,773,055
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,520,904 2.0%
Consumer Discretionary 14,255,153 11.7
Consumer Staples 4,963,607 4.1
Energy 8,747,001 7.2
Financials 18,010,222 14.8
Health Care 14,615,382 12.0
Industrials 22,003,588 18.0
Information Technology 16,102,747 13.2
Materials 3,146,686 2.6
Real Estate 7,913,481 6.5
Utilities 1,789,530 1.5
Short-Term Investments 7,329,824 6.0
Securities Lending Collateral 550,346 0.5
Total Investments In Securities
At Value 121,948,471 100.1
Liabilities in Excess of Other
Assets ( i ) (175,416) (0.1)
Net Assets
$ 121,773,055 100.0%

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2022, the value of these securities amounted to $181,189 or 0.15% of net assets.
(b) The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 was $519,318.
(c) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2022 amounted to $73,367, which represents approximately 0.06% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Perpetual security. The rate reflected was the rate in effect on March 31, 2022. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2022.
(g) Represents 7-day effective yield as of March 31, 2022.
(h) Represents security purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 5).
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 60 6/2022 USD $ 6,199,200 $ 178,095
$ 178,095
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 115,361 $ 115,361

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Australia - 8.3%
Aristocrat Leisure Ltd. 5,113 138,777
Aurizon Holdings Ltd. 1,153,392 3,170,266
BHP Group Ltd. 130,644 5,035,998
BlueScope Steel Ltd. 316,851 4,927,065
CSL Ltd. 12,342 2,463,988
Dexus , REIT 138,456 1,130,171
Domino's Pizza Enterprises Ltd. 2,155 140,277
Fortescue Metals Group Ltd. 417,588 6,419,099
Goodman Group, REIT 72,718 1,235,953
GPT Group (The), REIT 232,279 895,972
REA Group Ltd. 7,075 709,264
Rio Tinto Ltd. 8,995 804,154
Rio Tinto plc 103,508 8,275,110
Scentre Group, REIT 354,218 805,370
South32 Ltd. 839,139 3,189,802
Tabcorp Holdings Ltd. 57,040 227,253
WiseTech Global Ltd. 17,881 673,019
40,241,538
—
Belgium - 0.5%
Ageas SA/NV 20,631 1,042,965
Groupe Bruxelles Lambert SA 1,467 151,800
Proximus SADP 58,559 1,090,449
2,285,214
—
Brazil - 0.2%
Wheaton Precious Metals Corp. (1) 16,953 806,188
Canada - 11.8%
Alimentation Couche-Tard, Inc. (1) 21,067 949,081
Bank of Montreal (1) 12,049 1,417,853
Bank of Nova Scotia (The) (1) 8,454 605,910
Canadian Apartment Properties,
REIT (1) 3,482 149,430
Canadian Imperial Bank of
Commerce (1) 17,788 2,159,204
Canadian Natural Resources Ltd.
(1) 23,966 1,483,988
Canadian Pacific Railway Ltd. (1) 48,960 4,040,869
Canadian Tire Corp. Ltd., Class A
(1) 28,315 4,275,278
CCL Industries, Inc., Class B (1) 4,615 208,204
CGI, Inc. (1)* 38,306 3,051,549
Constellation Software, Inc. (1) 1,663 2,842,724
Empire Co. Ltd., Class A (1) 13,179 467,429
Fairfax Financial Holdings Ltd. (1) 5,762 3,143,508
Gildan Activewear , Inc. (1) 27,604 1,035,357
Great-West Lifeco , Inc. (1) 6,006 176,988
iA Financial Corp., Inc. (1) 12,987 789,619
IGM Financial, Inc. (1) 31,421 1,110,159
Loblaw Cos. Ltd. (1) 25,561 2,293,671
Magna International, Inc. (1) 24,567 1,577,209
National Bank of Canada (1) 18,499 1,418,037
Nutrien Ltd. (1) 14,110 1,458,460
Nuvei Corp. (1)*(a) 20,845 1,567,356
Onex Corp. (1) 26,243 1,758,700
Open Text Corp. (1) 44,801 1,899,693
Power Corp. of Canada (1) 5,259 162,799
Royal Bank of Canada (1) 23,203 2,554,622
INVESTMENTS SHARES VALUE ($)
Canada - 11.8% (continued)
Suncor Energy, Inc. (1) 6,800 221,381
Teck Resources Ltd., Class B (1) 95,122 3,840,946
Thomson Reuters Corp. (1) 44,894 4,874,186
Toromont Industries Ltd. (1) 1,695 160,680
Toronto-Dominion Bank (The) (1) 12,139 963,138
West Fraser Timber Co. Ltd. (1) 55,757 4,587,582
57,245,610
—
Chile - 0.1%
Lundin Mining Corp. (1) 31,642 320,685
China - 0.4%
BOC Hong Kong Holdings Ltd. 499,000 1,877,630
Denmark - 2.8%
AP Moller - Maersk A/S, Class B 386 1,159,916
Coloplast A/S, Class B 4,609 697,980
DSV A/S 5,938 1,138,051
Genmab A/S * 2,453 885,909
Novo Nordisk A/S, Class B 56,397 6,255,338
Pandora A/S 38,568 3,674,156
13,811,350
—
Finland - 1.2%
Kesko OYJ, Class B 87,458 2,414,725
Kone OYJ, Class B 7,050 368,927
Neste OYJ 32,823 1,496,505
Nokia OYJ * 124,892 687,783
Orion OYJ, Class B 4,867 221,044
Wartsila OYJ Abp 89,778 819,751
6,008,735
—
France - 8.1%
Arkema SA 11,265 1,346,619
BNP Paribas SA 65,235 3,727,833
Bollore SE 56,251 294,555
Carrefour SA 276,363 6,014,231
Cie de Saint-Gobain 59,147 3,519,270
Cie Generale des Etablissements
Michelin SCA 2,784 377,275
CNP Assurances 42,767 1,029,592
Electricite de France SA 130,638 1,226,194
Hermes International 1,246 1,763,523
Ipsen SA 19,614 2,455,178
L'Oreal SA 7,631 3,048,168
LVMH Moet Hennessy Louis
Vuitton SE 468 334,058
Orange SA 12,893 152,670
Publicis Groupe SA 45,751 2,776,796
Sanofi 43,343 4,431,373
Societe Generale SA 21,635 579,977
TotalEnergies SE 119,350 6,039,057
Unibail - Rodamco -Westfield, REIT * 4,856 363,750
39,480,119
—
Germany - 5.9%
Allianz SE (Registered) 7,463 1,782,225
Bayerische Motoren Werke AG 39,787 3,438,296
Brenntag SE 41,214 3,323,147
Covestro AG (a) 45,664 2,299,429
Daimler Truck Holding AG * 18,662 517,590

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 5.9% (continued)
Deutsche Boerse AG 5,597 1,007,521
Deutsche Post AG (Registered) 27,693 1,322,393
Evonik Industries AG 5,927 164,430
Fresenius SE & Co. KGaA 12,270 450,511
GEA Group AG 24,259 994,312
Infineon Technologies AG 99,417 3,363,280
KION Group AG 4,200 276,810
Mercedes-Benz Group AG 32,697 2,294,988
Merck KGaA 13,349 2,787,733
SAP SE 6,543 725,149
Siemens AG (Registered) 5,000 692,337
Siemens Energy AG 3,772 85,816
Symrise AG 7,173 859,991
Volkswagen AG (Preference) 2,969 510,227
Vonovia SE 13,726 639,775
Zalando SE *(a) 25,174 1,274,665
28,810,625
—
Hong Kong - 2.5%
CK Asset Holdings Ltd. 459,439 3,140,463
CLP Holdings Ltd. 144,000 1,401,105
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,514,008
Link, REIT 39,000 332,133
Power Assets Holdings Ltd. 36,500 237,872
Sino Land Co. Ltd. 318,000 410,033
Sun Hung Kai Properties Ltd. 26,500 315,283
Swire Pacific Ltd., Class A 123,500 751,019
WH Group Ltd. (a) 6,090,500 3,824,563
11,926,479
—
Italy - 1.3%
Assicurazioni Generali SpA 40,634 929,387
Coca-Cola HBC AG * 6,612 137,899
Enel SpA 117,323 783,337
Eni SpA 144,391 2,105,687
Prysmian SpA 71,480 2,425,760
6,382,070
—
Japan - 19.3%
AGC, Inc. 30,100 1,202,657
Aisin Corp. 13,700 468,234
Bandai Namco Holdings, Inc. 5,500 417,062
Brother Industries Ltd. 11,000 200,040
Chubu Electric Power Co., Inc. 82,600 854,897
CyberAgent , Inc. 375,400 4,645,427
Dai-ichi Life Holdings, Inc. 32,200 654,329
Daiwa House Industry Co. Ltd. 19,500 508,339
ENEOS Holdings, Inc. 760,100 2,841,805
Fujitsu Ltd. 35,900 5,378,744
Hakuhodo DY Holdings, Inc. 19,300 242,273
Hitachi Ltd. 21,500 1,075,950
Idemitsu Kosan Co. Ltd. 39,200 1,080,569
Iida Group Holdings Co. Ltd. 35,400 610,329
ITOCHU Corp. 151,300 5,117,868
Japan Post Holdings Co. Ltd. 168,600 1,238,240
Japan Post Insurance Co. Ltd. 220,300 3,836,561
Japan Tobacco, Inc. 35,000 597,715
KDDI Corp. 12,300 403,276
Konami Holdings Corp. 2,200 138,765
INVESTMENTS SHARES VALUE ($)
Japan - 19.3% (continued)
Kyocera Corp. 2,500 139,899
M3, Inc. 12,400 447,838
Marubeni Corp. 388,700 4,513,665
Mitsubishi Estate Co. Ltd. 26,800 399,064
Mitsubishi UFJ Financial Group,
Inc. 591,300 3,654,908
Mitsui & Co. Ltd. 95,900 2,603,228
Mitsui Fudosan Co. Ltd. 20,800 445,168
Mizuho Financial Group, Inc. 272,920 3,481,196
MS&AD Insurance Group Holdings,
Inc. 146,200 4,746,812
Nexon Co. Ltd. 12,700 303,831
NGK Insulators Ltd. 13,200 188,299
NIPPON EXPRESS HOLDINGS,
Inc. 6,400 439,685
Nippon Shinyaku Co. Ltd. 3,600 244,765
Nippon Telegraph & Telephone
Corp. 223,200 6,484,831
Nitto Denko Corp. 55,600 3,985,857
Nomura Real Estate Holdings, Inc. 10,700 256,255
Nomura Real Estate Master Fund,
Inc., REIT 128 169,204
ORIX Corp. 15,900 316,928
Otsuka Corp. 15,900 563,756
Otsuka Holdings Co. Ltd. 15,500 535,491
Pola Orbis Holdings, Inc. 22,000 286,463
Resona Holdings, Inc. 1,302,200 5,546,513
Rohm Co. Ltd. 2,300 178,572
Ryohin Keikaku Co. Ltd. 73,700 854,863
Santen Pharmaceutical Co. Ltd. 34,700 346,946
SCSK Corp. 8,900 152,195
Shimano, Inc. 2,000 458,017
Sompo Holdings, Inc. 107,900 4,741,175
Square Enix Holdings Co. Ltd. 13,700 606,892
Sumitomo Corp. 61,100 1,058,170
Sumitomo Mitsui Financial Group,
Inc. 58,100 1,835,285
Sumitomo Mitsui Trust Holdings,
Inc. 68,300 2,222,799
Sumitomo Pharma Co. Ltd. 24,000 236,778
T&D Holdings, Inc. 105,900 1,437,909
Tokyo Electric Power Co. Holdings,
Inc. * 832,700 2,748,731
Tokyo Electron Ltd. 6,700 3,440,860
Tosoh Corp. 132,700 1,961,241
Toyota Tsusho Corp. 23,300 956,277
Yamaha Corp. 3,700 160,788
94,664,234
—
Luxembourg - 0.1%
ArcelorMittal SA 12,532 401,452
Netherlands - 5.7%
ASM International NV 4,351 1,584,337
ASML Holding NV 13,291 8,881,336
ING Groep NV 109,319 1,141,393
Koninklijke Ahold Delhaize NV 153,526 4,938,243
NN Group NV 17,590 891,440
Randstad NV 15,885 955,561
Shell plc 191,540 5,249,866

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 5.7% (continued)
Universal Music Group NV 12,414 331,381
Wolters Kluwer NV 35,973 3,834,953
27,808,510
—
Singapore - 1.4%
CapitaLand Integrated Commercial
Trust, REIT 156,096 258,236
Genting Singapore Ltd. 1,003,500 599,780
STMicroelectronics NV 72,955 3,170,915
Venture Corp. Ltd. 229,300 2,955,000
6,983,931
—
South Africa - 0.7%
Anglo American plc 66,550 3,458,097
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria
SA 111,916 639,033
Banco Santander SA 175,525 596,773
CaixaBank SA 167,441 567,940
Enagas SA 55,386 1,229,918
Endesa SA 10,799 235,457
Red Electrica Corp. SA 16,541 339,604
Repsol SA 386,511 5,062,985
Telefonica SA 810,840 3,929,541
12,601,251
—
Sweden - 3.7%
Alfa Laval AB 35,821 1,232,151
Atlas Copco AB, Class A 21,096 1,095,008
Atlas Copco AB, Class B 10,707 485,558
Boliden AB 67,178 3,388,810
Electrolux AB, Series B 185,306 2,804,145
Epiroc AB, Class A 69,802 1,492,985
Evolution AB (a) 15,087 1,534,866
H & M Hennes & Mauritz AB, Class
B 29,553 396,827
Hexagon AB, Class B 13,741 192,522
Husqvarna AB, Class B 183,479 1,914,003
Investor AB, Class B 44,280 962,126
Skanska AB, Class B 23,967 536,194
SKF AB, Class B 17,266 281,539
Swedbank AB, Class A 41,006 612,451
Swedish Match AB 12,100 90,992
Telefonaktiebolaget LM Ericsson,
Class B 67,988 619,748
Volvo AB, Class B 7,355 137,210
17,777,135
—
Switzerland - 8.2%
Cie Financiere Richemont SA
(Registered) 1,855 235,130
EMS- Chemie Holding AG
(Registered) 144 139,940
Geberit AG (Registered) 1,854 1,142,911
Holcim Ltd. * 14,221 691,664
Kuehne + Nagel International AG
(Registered) 3,890 1,104,484
Lonza Group AG (Registered) 2,133 1,545,580
Nestle SA (Registered) 32,187 4,184,911
Novartis AG (Registered) 54,924 4,821,863
INVESTMENTS SHARES VALUE ($)
Switzerland - 8.2% (continued)
Roche Holding AG 27,669 10,947,569
SGS SA (Registered) 269 747,859
Sonova Holding AG (Registered) 15,871 6,629,926
Straumann Holding AG
(Registered) 424 676,995
Swatch Group AG (The) 12,831 3,637,896
Temenos AG (Registered) 3,437 330,604
UBS Group AG (Registered) 158,262 3,092,646
39,929,978
—
United Kingdom - 8.5%
3i Group plc 30,804 557,009
Admiral Group plc 20,891 700,576
Ashtead Group plc 27,608 1,738,322
Auto Trader Group plc (a) 114,779 947,533
Aviva plc 1,090,054 6,449,754
BAE Systems plc 28,932 271,714
Barclays plc 1,804,940 3,498,834
Barratt Developments plc 66,145 450,303
British American Tobacco plc 64,615 2,713,650
BT Group plc 1,556,210 3,710,487
Bunzl plc 34,710 1,346,092
CK Hutchison Holdings Ltd. 147,000 1,074,924
Entain plc * 125,879 2,696,458
Experian plc 29,252 1,126,952
Imperial Brands plc 24,800 522,406
Intertek Group plc 2,052 139,983
J Sainsbury plc 78,461 259,689
Kingfisher plc 918,684 3,066,243
Lloyds Banking Group plc 486,184 296,070
London Stock Exchange Group plc 9,002 938,734
M&G plc 196,381 565,839
National Grid plc 49,284 757,407
Next plc 22,533 1,772,235
Persimmon plc 86,031 2,412,428
Spirax-Sarco Engineering plc 4,699 768,196
Taylor Wimpey plc 156,722 266,885
Tesco plc 593,071 2,147,098
41,195,821
—
United States - 1.6%
Schneider Electric SE 16,746 2,811,492
Stellantis NV 297,210 4,811,676
7,623,168
—
Zambia - 0.1%
First Quantum Minerals Ltd. (1) 17,528 606,817
TOTAL COMMON STOCKS
(Cost $352,418,802) 462,246,637

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3.9%
Limited Purpose Cash Investment
Fund, 0.18% (1)(b)
(Cost $18,981,797) 18,991,583 18,982,087
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $371,400,599) 481,228,724
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (c) 5,510,123
NET ASSETS - 100.0% 486,738,847
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,767,972 5.5%
Consumer Discretionary 48,715,504 10.0
Consumer Staples 34,890,935 7.2
Energy 25,581,844 5.3
Financials 85,126,749 17.5
Health Care 47,082,804 9.7
Industrials 70,283,970 14.4
Information Technology 42,599,082 8.7
Materials 59,177,635 12.2
Real Estate 12,205,619 2.5
Utilities 9,814,523 2.0
Short-Term Investments 18,982,087 3.9
Total Investments In Securities
At Value 481,228,724 98.9
Other Assets in Excess of
Liabilities (c) 5,510,123 1.1
Net Assets
$ 486,738,847 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $11,448,412, which represents approximately 2.35% of net assets of the fund.
(b) Represents 7-day effective yield as of March 31, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 172 6/2022 USD $ 18,441,840 $ 1,006,549
$ 1,006,549
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ (287,316) $ (287,316)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.2%
Brazil - 5.4%
Ambev SA, ADR (1) 1,202,427 3,883,839
Banco do Brasil SA (1) 530,400 3,865,719
Braskem SA, Class A (1) 255,700 2,379,204
BRF SA (1)* 264,500 1,032,767
Cia Energetica de Minas Gerais
(Preference) (1) 312,959 999,802
Cia Siderurgica Nacional SA (1) 501,000 2,739,108
Gerdau SA, ADR (1) 557,642 3,585,638
Natura & Co. Holding SA (1)* 69,400 379,721
Petroleo Brasileiro SA (Preference)
(1) 593,300 4,168,384
Telefonica Brasil SA (1) 128,500 1,449,085
TIM SA, ADR (1)* 125,144 1,814,588
Vale SA, ADR (1) 189,271 3,783,527
Via S/A (1)* 591,100 517,719
Vibra Energia SA (1) 136,800 671,781
31,270,882
—
Chile - 0.5%
Cencosud SA (1) 1,222,003 2,407,352
Cia Cervecerias Unidas SA, ADR
(1) 4,208 62,952
Enel Chile SA, ADR (1) 120,114 189,780
Falabella SA (1) 165,657 529,500
3,189,584
—
China - 30.0%
3SBio, Inc. *(a) 720,500 585,927
Agricultural Bank of China Ltd.,
Class A 614,500 297,355
Agricultural Bank of China Ltd.,
Class H 6,775,000 2,589,968
Alibaba Group Holding Ltd. * 1,086,204 14,823,115
Anhui Conch Cement Co. Ltd.,
Class A 22,200 137,393
Anhui Conch Cement Co. Ltd.,
Class A 48,323 299,066
Anhui Conch Cement Co. Ltd.,
Class H 229,000 1,171,216
Baidu, Inc., ADR (1)* 22,331 2,954,391
Bank of Beijing Co. Ltd., Class A 371,578 267,131
Bank of China Ltd., Class A 609,800 313,257
Bank of China Ltd., Class H 11,702,000 4,669,751
Bank of Communications Co. Ltd.,
Class A 389,700 312,506
Bank of Communications Co. Ltd.,
Class H 2,386,000 1,708,178
Bank of Ningbo Co. Ltd., Class A 59,400 347,373
Bank of Shanghai Co. Ltd., Class A 227,711 237,480
Baoshan Iron & Steel Co. Ltd.,
Class A 540,022 571,893
BeiGene Ltd., ADR (1)* 3,623 683,298
Beijing Enterprises Holdings Ltd. 131,500 415,002
Bilibili , Inc., ADR (1)* 9,329 238,636
BOE Technology Group Co. Ltd.,
Class A 1,508,900 1,018,220
Bosideng International Holdings
Ltd. 370,000 171,436
BYD Co. Ltd., Class A 40,800 1,457,200
INVESTMENTS SHARES VALUE ($)
China - 30.0% (continued)
CanSino Biologics, Inc., Class H
*(a) 145,000 2,307,865
China Cinda Asset Management
Co. Ltd., Class H 5,727,000 975,689
China CITIC Bank Corp. Ltd., Class
H 4,634,000 2,338,421
China Communications Services
Corp. Ltd., Class H 372,000 167,739
China Construction Bank Corp.,
Class H 11,575,000 8,670,430
China Everbright Bank Co. Ltd.,
Class A 538,100 278,703
China Everbright Bank Co. Ltd.,
Class H 519,000 195,816
China Everbright Environment
Group Ltd. 871,000 522,779
China Hongqiao Group Ltd. 3,699,000 4,859,554
China Lesso Group Holdings Ltd. 115,000 138,028
China Longyuan Power Group
Corp. Ltd., Class H 707,000 1,589,156
China Medical System Holdings
Ltd. 1,327,000 2,069,585
China Merchants Bank Co. Ltd.,
Class A 109,658 802,850
China Merchants Port Holdings Co.
Ltd. 322,000 579,917
China Merchants Securities Co.
Ltd., Class A 240,200 544,258
China Minsheng Banking Corp.
Ltd., Class A 354,355 212,522
China Minsheng Banking Corp.
Ltd., Class H 4,403,500 1,651,768
China National Building Material
Co. Ltd., Class H 5,870,000 7,220,359
China Pacific Insurance Group Co.
Ltd., Class A 63,000 226,148
China Petroleum & Chemical Corp.,
Class A 401,800 271,889
China Railway Group Ltd., Class H 1,000,000 556,972
China Resources Land Ltd. 592,000 2,741,047
China Resources Power Holdings
Co. Ltd. 1,768,000 3,290,307
China State Construction
Engineering Corp. Ltd., Class A 1,145,200 976,321
China Taiping Insurance Holdings
Co. Ltd. 695,600 843,745
China Tourism Group Duty Free
Corp. Ltd., Class A 35,392 908,660
China Traditional Chinese Medicine
Holdings Co. Ltd. 3,194,000 1,658,511
China Vanke Co. Ltd., Class H 138,600 311,750
China Yangtze Power Co. Ltd.,
Class A 96,100 331,608
China Yuhua Education Corp. Ltd.
(a) 1,380,000 309,552
Chinasoft International Ltd. * 2,298,000 1,883,580
CITIC Ltd. 3,522,000 3,896,001
CITIC Securities Co. Ltd., Class A 153,065 500,722
COSCO SHIPPING Holdings Co.
Ltd., Class H * 2,742,400 4,715,139

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 30.0% (continued)
Country Garden Holdings Co. Ltd.
(b) 3,136,000 2,400,628
Country Garden Services Holdings
Co. Ltd. 511,000 2,152,650
CSPC Pharmaceutical Group Ltd. 208,000 238,336
Dongfeng Motor Group Co. Ltd.,
Class H 746,000 558,029
Dongyue Group Ltd. 1,565,000 2,120,182
Far East Horizon Ltd. (b) 861,000 769,408
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 43,158 591,621
Guotai Junan Securities Co. Ltd.,
Class A 94,200 231,857
Haier Smart Home Co. Ltd., Class A 225,900 815,036
Haitian International Holdings Ltd. 44,000 113,459
Haitong Securities Co. Ltd., Class A 186,300 300,926
Huaneng Power International, Inc.,
Class H 1,424,000 603,993
Huatai Securities Co. Ltd., Class A 136,300 317,528
Huaxia Bank Co. Ltd., Class A 291,300 254,103
Huazhu Group Ltd., ADR (1) 15,565 513,489
Industrial & Commercial Bank of
China Ltd., Class A 350,800 262,701
Industrial & Commercial Bank of
China Ltd., Class H 1,131,000 693,362
Industrial Bank Co. Ltd., Class A 122,390 395,776
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 158,400 915,835
JD.com, Inc., Class A * 154,638 4,394,022
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 256,838 1,482,130
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 28,800 610,015
Jiangxi Copper Co. Ltd., Class H 178,000 294,424
KE Holdings, Inc., ADR (1)* 22,109 273,488
Kingboard Holdings Ltd. 268,500 1,295,014
Kingsoft Corp. Ltd. 53,400 170,115
Kunlun Energy Co. Ltd. 2,768,000 2,392,204
Kweichow Moutai Co. Ltd., Class A 1,100 295,785
Kweichow Moutai Co. Ltd., Class A 6,700 1,801,598
Li Auto, Inc., ADR (1)* 34,548 891,684
Longfor Group Holdings Ltd. (a) 72,500 370,850
Luxshare Precision Industry Co.
Ltd., Class A 276,407 1,368,055
Luzhou Laojiao Co. Ltd., Class A 38,100 1,105,924
NARI Technology Co. Ltd., Class A 287,340 1,413,300
NetEase , Inc. 147,650 2,664,015
New China Life Insurance Co. Ltd.,
Class A 38,600 213,566
New China Life Insurance Co. Ltd.,
Class H 381,800 1,058,981
NIO, Inc., ADR (1)* 94,422 1,987,583
People's Insurance Co. Group of
China Ltd. (The), Class H 3,713,000 1,211,455
PetroChina Co. Ltd., Class A 448,500 387,361
PICC Property & Casualty Co. Ltd.,
Class H 2,182,000 2,221,921
Pinduoduo , Inc., ADR (1)* 31,376 1,258,491
Ping An Bank Co. Ltd., Class A 160,985 387,680
INVESTMENTS SHARES VALUE ($)
China - 30.0% (continued)
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 393,378
SAIC Motor Corp. Ltd., Class A 167,800 446,712
Sany Heavy Industry Co. Ltd.,
Class A 76,600 209,934
Sany Heavy Industry Co. Ltd.,
Class A 238,100 652,548
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 736,000 781,717
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 249,900 479,833
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 177,047
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 258,813
Sinopharm Group Co. Ltd., Class H 1,072,400 2,434,405
Sinotruk Hong Kong Ltd. 913,000 1,386,606
Smoore International Holdings Ltd.
(a) 139,000 325,646
Sunac China Holdings Ltd. (b) 212,000 121,682
Suning.com Co. Ltd., Class A * 454,800 246,302
Tencent Holdings Ltd. 376,700 17,363,740
Topsports International Holdings
Ltd. (a) 178,000 147,943
Trip.com Group Ltd., ADR (1)* 43,393 1,003,246
Tsingtao Brewery Co. Ltd., Class H 108,000 849,013
Wuliangye Yibin Co. Ltd., Class A 30,100 729,398
Wuliangye Yibin Co. Ltd., Class A 11,582 280,661
XPeng , Inc., ADR (1)* 30,187 832,859
Yonghui Superstores Co. Ltd.,
Class A 482,327 319,661
Yum China Holdings, Inc. (1) 33,622 1,396,658
Zhongsheng Group Holdings Ltd. 654,500 4,601,942
ZTO Express Cayman, Inc., ADR
(1) 34,228 855,700
173,911,207
—
Hong Kong - 0.2%
Huabao International Holdings Ltd.
(b) 1,621,000 894,344
Kingboard Laminates Holdings Ltd. 227,500 370,740
1,265,084
—
Hungary - 0.0% (c)
OTP Bank Nyrt . * 7,944 288,193
India - 12.0%
Adani Transmission Ltd. * 11,923 370,170
Ambuja Cements Ltd. 66,664 261,888
Aurobindo Pharma Ltd. 215,293 1,890,993
Axis Bank Ltd., GDR *(d) 14,131 699,189
Bharat Electronics Ltd. 724,337 2,003,659
Cipla Ltd. 171,502 2,296,250
Coal India Ltd. 255,200 613,964
Container Corp. of India Ltd. 45,199 398,521
Dr Reddy's Laboratories Ltd., ADR
(1) 34,335 1,913,490
GAIL India Ltd. 623,136 1,274,344
HCL Technologies Ltd. 140,535 2,147,775
Hindalco Industries Ltd. 207,309 1,546,655
Hindustan Petroleum Corp. Ltd. 104,940 371,527

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 12.0% (continued)
Indian Oil Corp. Ltd. 334,701 522,300
Infosys Ltd., ADR (1) 572,052 14,238,373
ITC Ltd. 137,807 453,474
Larsen & Toubro Ltd., GDR (d) 14,876 344,299
NTPC Ltd. 2,640,896 4,683,598
Oil & Natural Gas Corp. Ltd. 509,342 1,095,316
Page Industries Ltd. 1,427 810,117
Piramal Enterprises Ltd. 6,373 182,733
Reliance Industries Ltd., GDR (a) 32,737 2,245,886
State Bank of India, GDR (d) 4,662 296,672
Sun Pharmaceutical Industries Ltd. 101,989 1,227,553
Tata Consultancy Services Ltd. 79,960 3,929,666
Tata Steel Ltd. 353,164 6,041,747
Tech Mahindra Ltd. 369,274 7,265,463
Vedanta Ltd. 1,272,119 6,718,045
Wipro Ltd., ADR (1) 477,231 3,679,451
69,523,118
—
Indonesia - 1.8%
Adaro Energy Indonesia Tbk . PT 17,134,200 3,209,122
Astra International Tbk . PT 5,701,400 2,610,040
Bank Negara Indonesia Persero
Tbk . PT 1,915,900 1,094,636
Indah Kiat Pulp & Paper Tbk . PT 359,300 197,288
Indofood Sukses Makmur Tbk . PT 2,026,900 838,845
Kalbe Farma Tbk . PT 5,479,600 614,249
Unilever Indonesia Tbk . PT 1,074,600 273,286
United Tractors Tbk . PT 957,500 1,699,571
10,537,037
—
Malaysia - 0.6%
Hartalega Holdings Bhd. 882,500 1,017,926
MISC Bhd. 305,200 532,853
RHB Bank Bhd. 132,300 187,532
Sime Darby Bhd. 1,095,400 623,910
Telekom Malaysia Bhd. 145,200 168,863
Top Glove Corp. Bhd. 2,646,000 1,208,234
3,739,318
—
Mexico - 1.5%
Alfa SAB de CV, Class A (1) 1,415,800 1,075,552
America Movil SAB de CV, Class L,
ADR (1) 79,348 1,678,210
Coca-Cola Femsa SAB de CV,
ADR (1) 3,308 181,775
Grupo Bimbo SAB de CV, Series
A (1) 178,000 537,490
Grupo Mexico SAB de CV, Series
B (1) 271,000 1,621,368
Grupo Televisa SAB, ADR (1) 65,369 764,817
Industrias Penoles SAB de CV (1) 22,200 280,475
Orbia Advance Corp. SAB de CV
(1) 137,600 363,267
Wal-Mart de Mexico SAB de CV (1) 496,000 2,042,851
8,545,805
—
INVESTMENTS SHARES VALUE ($)
Philippines - 0.2%
Ayala Land, Inc. 344,300 232,470
International Container Terminal
Services, Inc. 168,160 728,482
PLDT, Inc. 9,420 336,786
1,297,738
—
Poland - 1.7%
Cyfrowy Polsat SA 115,458 760,152
PGE Polska Grupa Energetyczna
SA * 647,709 1,395,085
Polski Koncern Naftowy ORLEN SA 329,828 5,918,921
Polskie Gornictwo Naftowe i
Gazownictwo SA 1,100,256 1,617,458
9,691,616
—
Qatar - 0.4%
Industries Qatar QSC 29,520 153,865
Qatar Islamic Bank SAQ 27,416 179,473
Qatar National Bank QPSC 351,624 2,222,135
2,555,473
—
Russia - 0.0% (c)
Gazprom PJSC, ADR (3)(e) 431,776 5
LUKOIL PJSC, ADR (3)(e) 29,987 –
Magnit PJSC, GDR (3)(d)(e) 33,406 –
MMC Norilsk Nickel PJSC, ADR
(3)(e) 67,902 1
Mobile TeleSystems PJSC, ADR
(3)(e) 153,016 2
Novatek PJSC, GDR (3)(d)(e) 7,176 –
Novolipetsk Steel PJSC, GDR (3)
(d)(e) 32,668 –
PhosAgro PJSC, GDR (3)(d)(e) 11,223 –
Polyus PJSC, GDR (3)(d)(e) 2,582 –
Rosneft Oil Co. PJSC, GDR (3)(d)
(e) 106,000 1
Severstal PAO, GDR (3)(d)(e) 54,062 1
Surgutneftegas PJSC, ADR (3)(e) 124,926 1
Tatneft PJSC, ADR (3)(e) 22,461 –
11
—
Saudi Arabia - 5.0%
Advanced Petrochemical Co. 10,382 194,304
Al Rajhi Bank 212,576 9,073,547
Alinma Bank 91,117 939,620
Arab National Bank 61,390 452,678
Bank AlBilad * 20,044 329,452
Bank Al- Jazira 181,193 1,265,044
Banque Saudi Fransi 38,073 542,747
Etihad Etisalat Co. 250,744 2,773,791
Jarir Marketing Co. 9,389 491,951
Mobile Telecommunications Co.
Saudi Arabia * 242,291 856,217
Riyad Bank 118,197 1,179,440
SABIC Agri -Nutrients Co. 7,385 356,331
Sahara International Petrochemical
Co. 38,044 540,463
Saudi Basic Industries Corp. 100,669 3,498,929
Saudi British Bank (The) 35,455 374,505
Saudi Electricity Co. 365,371 2,567,849

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - 5.0% (continued)
Saudi Industrial Investment Group 29,345 272,525
Saudi Kayan Petrochemical Co. * 45,155 269,912
Saudi National Bank (The) 119,987 2,257,671
Saudi Telecom Co. 38,856 1,111,793
29,348,769
—
South Africa - 4.1%
Absa Group Ltd. 51,820 671,917
Anglo American Platinum Ltd. 4,858 667,078
Aspen Pharmacare Holdings Ltd. 76,053 1,033,800
Exxaro Resources Ltd. 133,412 2,017,161
Harmony Gold Mining Co. Ltd.,
ADR (1) 130,683 657,335
Impala Platinum Holdings Ltd. 136,970 2,108,284
Kumba Iron Ore Ltd. 92,464 4,107,297
Mr Price Group Ltd. 39,224 579,138
MTN Group Ltd. 18,154 234,897
MultiChoice Group 65,833 593,477
Shoprite Holdings Ltd. 351,248 5,669,355
Sibanye Stillwater Ltd. 1,444,447 5,808,084
24,147,823
—
South Korea - 13.1%
CJ Corp. 3,705 256,280
DB Insurance Co. Ltd. 33,466 1,927,024
Doosan Bobcat, Inc. 10,693 339,826
E-MART, Inc. 31,984 3,693,907
Hana Financial Group, Inc. 152,771 6,076,187
HMM Co. Ltd. 196,628 4,683,988
Hyundai Glovis Co. Ltd. 17,888 2,820,583
Hyundai Mobis Co. Ltd. 3,118 549,549
Industrial Bank of Korea 383,339 3,406,511
KB Financial Group, Inc. 26,819 1,344,005
Kia Corp. 64,971 3,935,174
Korea Investment Holdings Co. Ltd. 9,522 611,731
KT&G Corp. 5,853 389,400
Kumho Petrochemical Co. Ltd. 27,092 3,433,516
LG Electronics, Inc. 31,834 3,131,300
LG Innotek Co. Ltd. 2,153 679,790
LG Uplus Corp. 12,221 140,597
Lotte Chemical Corp. 1,027 176,265
Meritz Securities Co. Ltd. 34,693 186,465
POSCO Holdings, Inc. 31,951 7,664,205
S-1 Corp. 3,671 215,344
Samsung Electronics Co. Ltd. 309,769 17,725,907
Samsung Life Insurance Co. Ltd. 18,137 982,183
Seegene , Inc. 23,912 1,002,035
Shinhan Financial Group Co. Ltd. 101,460 3,446,468
SK Hynix, Inc. 3,394 326,500
SK Telecom Co. Ltd. 90,635 4,237,935
Woori Financial Group, Inc. 188,011 2,356,475
75,739,150
—
Taiwan - 15.6%
ASE Technology Holding Co. Ltd. 62,000 220,935
Asia Cement Corp. 127,000 214,452
Asustek Computer, Inc. 99,000 1,284,393
AU Optronics Corp. 8,563,000 5,840,449
Catcher Technology Co. Ltd. 40,000 200,674
Cathay Financial Holding Co. Ltd. 1,706,000 3,808,029
INVESTMENTS SHARES VALUE ($)
Taiwan - 15.6% (continued)
China Development Financial
Holding Corp. (1)* 23,221 7,448
China Steel Corp. 302,000 407,169
Compal Electronics, Inc. 239,000 222,636
CTBC Financial Holding Co. Ltd. 938,480 956,410
E.Sun Financial Holding Co. Ltd. 880,726 1,010,462
Evergreen Marine Corp. Taiwan
Ltd. 342,000 1,589,671
First Financial Holding Co. Ltd. 1,272,383 1,258,257
Foxconn Technology Co. Ltd. 176,000 383,208
Fubon Financial Holding Co. Ltd. 566,784 1,504,936
Hon Hai Precision Industry Co. Ltd. 394,000 1,446,701
Innolux Corp. 11,265,000 6,524,272
Lite-On Technology Corp. 110,000 259,905
Mega Financial Holding Co. Ltd. 638,000 952,664
Nanya Technology Corp. 970,000 2,313,914
Novatek Microelectronics Corp. 19,000 279,371
Pegatron Corp. 91,000 229,144
Pou Chen Corp. 1,315,000 1,439,600
President Chain Store Corp. 122,000 1,118,991
Realtek Semiconductor Corp. 63,000 935,851
Shin Kong Financial Holding Co.
Ltd. 3,008,067 1,125,903
Taishin Financial Holding Co. Ltd. 1,253,624 891,800
Taiwan Cement Corp. 101,845 176,649
Taiwan Cooperative Financial
Holding Co. Ltd. 312,188 320,417
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 385,083 40,148,753
Uni -President Enterprises Corp. 542,000 1,236,933
United Microelectronics Corp. 2,998,000 5,505,601
Winbond Electronics Corp. 651,000 697,285
Yang Ming Marine Transport Corp. * 1,065,000 4,565,815
Yuanta Financial Holding Co. Ltd. 216,280 198,142
Zhen Ding Technology Holding Ltd. 321,000 1,195,239
90,472,079
—
Thailand - 2.7%
Advanced Info Service PCL, NVDR 37,300 260,627
Charoen Pokphand Foods PCL,
NVDR 257,000 185,979
Indorama Ventures PCL, NVDR 1,292,700 1,799,778
Krung Thai Bank PCL, NVDR 882,600 364,384
PTT Exploration & Production PCL,
NVDR 186,200 802,268
PTT Global Chemical PCL, NVDR 4,143,400 6,299,376
Ratch Group PCL, NVDR 244,500 323,549
Siam Commercial Bank PCL (The),
NVDR 810,200 2,762,814
Sri Trang Gloves Thailand PCL,
NVDR 1,579,800 1,199,698
Thai Union Group PCL, NVDR 3,292,596 1,867,908
15,866,381
—
Turkey - 0.2%
Turkiye Garanti Bankasi A/S 286,403 238,153
Turkiye Is Bankasi A/S, Class C 1,499,218 901,390
1,139,543
—

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC 96,468 274,896
Emirates NBD Bank PJSC 198,616 808,194
Emirates Telecommunications
Group Co. PJSC 285,825 2,878,321
First Abu Dhabi Bank PJSC 328,386 2,109,939
6,071,350
—
United States - 1.2%
JBS SA (1) 927,000 7,248,865
TOTAL COMMON STOCKS
(Cost $429,899,600) 565,849,026
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 0.18% (1)(f)
(Cost $11,854,343) 11,860,480 11,854,550
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $441,753,943) 577,703,576
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8% (g) 4,458,121
NET ASSETS - 100.0% 582,161,697
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 43,451,053 7.5%
Consumer Discretionary 52,029,832 8.9
Consumer Staples 41,330,848 7.1
Energy 24,941,133 4.3
Financials 103,066,763 17.7
Health Care 26,125,837 4.5
Industrials 36,517,090 6.3
Information Technology 123,616,868 21.2
Materials 85,738,590 14.7
Real Estate 8,604,564 1.5
Utilities 20,426,448 3.5
Short-Term Investments 11,854,550 2.0
Total Investments In Securities
At Value 577,703,576 99.2
Other Assets in Exces s of
Liabilities (g) 4,458,121 0.8
Net Assets
$ 582,161,697 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $6,293,669, which represents approximately 1.08% of net assets of the fund.
(b) The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 was $3,288,584;
additional non-cash collateral of $3,433,466 was received.
(c) Represents less than 0.05% of net assets.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2022, the value of these securities amounted to $1,340,162 or 0.23% of net assets.
(e) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at March 31, 2022 amounted to $11, which represents approximately 0.00% of net assets of the fund.
(f) Represents 7-day effective yield as of March 31, 2022.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 212 6/2022 USD $ 11,930,300 $ 870,766
$ 870,766

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ (257,595) $ (257,595)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. *
6,912 951,990
Howmet Aerospace, Inc.
15,217 546,899
Lockheed Martin Corp.
5,283 2,331,916
Northrop Grumman Corp.
5,286 2,364,005
6,194,810
Air Freight & Logistics - 0.1%
Expeditors International of
Washington, Inc. 9,131 941,954
United Parcel Service, Inc., Class
B 1,979 424,416
1,366,370
Automobiles - 3.2%
Ford Motor Co.
265,557 4,490,569
Tesla, Inc. *
27,554 29,692,190
34,182,759
Banks - 3.5%
Bank OZK
7,094 302,914
Comerica, Inc.
23,330 2,109,732
Commerce Bancshares, Inc.
6,503 465,550
East West Bancorp, Inc.
39,222 3,099,322
Fifth Third Bancorp
131,400 5,655,456
First Republic Bank
9,189 1,489,537
KeyCorp
59,472 1,330,983
Popular, Inc.
47,730 3,901,450
Signature Bank
14,759 4,331,619
SVB Financial Group *
4,859 2,718,368
Synovus Financial Corp.
6,128 300,272
Webster Financial Corp.
11,509 645,885
Wells Fargo & Co.
176,361 8,546,454
Wintrust Financial Corp.
27,452 2,551,114
37,448,656
Beverages - 2.1%
Coca-Cola Co. (The)
105,242 6,525,004
Constellation Brands, Inc., Class A
4,147 955,137
Monster Beverage Corp. *
11,632 929,397
PepsiCo, Inc.
86,330 14,449,915
22,859,453
Biotechnology - 1.3%
AbbVie, Inc.
52,148 8,453,712
Horizon Therapeutics plc *
30,920 3,253,093
Regeneron Pharmaceuticals, Inc. *
1,055 736,833
Seagen , Inc. *
7,385 1,063,809
United Therapeutics Corp. *
4,772 856,145
14,363,592
Building Products - 0.9%
A O Smith Corp.
4,655 297,408
Builders FirstSource , Inc. *
88,963 5,741,672
INVESTMENTS SHARES VALUE ($)
Building Products - 0.9% (continued)
Fortune Brands Home & Security,
Inc. 5,414 402,152
Masco Corp.
5,775 294,525
Owens Corning
7,017 642,055
Trane Technologies plc
16,727 2,554,213
9,932,025
Capital Markets - 3.4%
Ameriprise Financial, Inc.
8,055 2,419,400
BlackRock, Inc.
4,888 3,735,263
Charles Schwab Corp. (The)
111,393 9,391,544
CME Group, Inc.
4,233 1,006,861
FactSet Research Systems, Inc.
1,562 678,142
Goldman Sachs Group, Inc. (The)
1,046 345,285
Intercontinental Exchange, Inc.
4,335 572,740
Jefferies Financial Group, Inc.
24,961 819,969
LPL Financial Holdings, Inc.
13,803 2,521,532
MarketAxess Holdings, Inc.
2,251 765,790
Moody's Corp.
2,295 774,356
Morgan Stanley
85,080 7,435,992
MSCI, Inc.
5,391 2,711,026
Nasdaq, Inc.
3,814 679,655
S&P Global, Inc.
3,044 1,248,588
Tradeweb Markets, Inc., Class A
13,617 1,196,526
36,302,669
Chemicals - 1.6%
Air Products and Chemicals, Inc.
1,700 424,847
Albemarle Corp.
14,325 3,167,974
CF Industries Holdings, Inc.
5,927 610,837
Chemours Co. (The)
27,382 861,985
Eastman Chemical Co.
5,523 618,907
Ecolab, Inc.
1,821 321,516
Element Solutions, Inc.
38,953 853,071
FMC Corp.
6,321 831,654
Mosaic Co. (The)
37,682 2,505,853
Olin Corp.
52,901 2,765,664
Sherwin-Williams Co. (The)
13,494 3,368,372
Westlake Corp.
4,800 592,320
16,923,000
Commercial Services & Supplies - 0.4%
Cintas Corp.
5,774 2,456,202
Copart , Inc. *
8,680 1,089,080
Rollins, Inc.
14,763 517,443
4,062,725
Communications Equipment - 0.3%
Arista Networks, Inc. *
4,824 670,439
Cisco Systems, Inc.
18,696 1,042,489
Ubiquiti, Inc.
6,360 1,851,778
3,564,706

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 0.3%
AECOM
8,308 638,138
Quanta Services, Inc.
22,005 2,896,078
3,534,216
Consumer Finance - 0.3%
Ally Financial, Inc.
9,091 395,277
Capital One Financial Corp.
3,365 441,791
Discover Financial Services
6,550 721,745
OneMain Holdings, Inc.
11,245 533,125
SLM Corp.
51,223 940,454
3,032,392
Containers & Packaging - 0.4%
Avery Dennison Corp.
4,365 759,379
Berry Global Group, Inc. *
5,289 306,550
Crown Holdings, Inc.
10,062 1,258,656
Packaging Corp. of America
5,028 784,921
Sealed Air Corp.
9,773 654,400
3,763,906
Distributors - 0.2%
LKQ Corp.
10,484 476,078
Pool Corp.
3,281 1,387,371
1,863,449
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B * 42,603 15,035,025
Electric Utilities - 1.3%
Alliant Energy Corp.
59,331 3,707,001
Exelon Corp.
7,260 345,794
FirstEnergy Corp.
57,936 2,656,945
NextEra Energy, Inc.
57,089 4,836,009
Southern Co. (The)
31,151 2,258,759
13,804,508
Electrical Equipment - 1.0%
AMETEK, Inc.
6,976 929,063
Eaton Corp. plc
21,326 3,236,434
Emerson Electric Co.
22,594 2,215,342
Generac Holdings, Inc. *
7,711 2,292,172
Regal Rexnord Corp.
6,268 932,553
Rockwell Automation, Inc.
2,706 757,761
10,363,325
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A
13,224 996,428
Corning, Inc.
11,812 435,981
Jabil, Inc.
8,553 527,977
Keysight Technologies, Inc. *
1,932 305,198
TD SYNNEX Corp.
9,191 948,603
Trimble, Inc. *
5,244 378,302
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 0.6%
(continued)
Zebra Technologies Corp., Class
A * 5,755 2,380,844
5,973,333
Entertainment - 0.2%
Electronic Arts, Inc.
6,096 771,205
Netflix, Inc. *
1,751 655,907
Take-Two Interactive Software,
Inc. * 3,480 535,015
1,962,127
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.
4,094 1,028,495
AvalonBay Communities, Inc.
6,333 1,572,927
Camden Property Trust
17,610 2,926,782
Digital Realty Trust, Inc.
3,200 453,760
Equity Residential
4,132 371,549
Extra Space Storage, Inc.
19,013 3,909,073
Kimco Realty Corp.
61,833 1,527,275
Life Storage, Inc.
27,223 3,822,926
Mid-America Apartment
Communities, Inc. 1,498 313,756
Prologis, Inc.
39,545 6,385,727
Public Storage
41,517 16,203,255
Welltower , Inc.
8,303 798,250
39,313,775
Food & Staples Retailing - 0.5%
Albertsons Cos., Inc., Class A (a)
24,318 808,574
Casey's General Stores, Inc.
2,884 571,522
Costco Wholesale Corp.
6,245 3,596,183
Walmart, Inc.
3,001 446,909
5,423,188
Food Products - 1.2%
Archer-Daniels-Midland Co.
16,988 1,533,337
Bunge Ltd.
8,499 941,774
Hershey Co. (The)
30,270 6,557,390
J M Smucker Co. (The)
19,800 2,681,118
Mondelez International, Inc., Class
A 11,196 702,885
Tyson Foods, Inc., Class A
5,543 496,819
12,913,323
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories
15,884 1,880,030
Align Technology, Inc. *
2,008 875,488
Boston Scientific Corp. *
17,375 769,539
Dexcom , Inc. *
6,820 3,489,112
Edwards Lifesciences Corp. *
9,810 1,154,833
Hologic , Inc. *
8,007 615,098
IDEXX Laboratories, Inc. *
5,901 3,228,201
Insulet Corp. *
6,168 1,643,094
Intuitive Surgical, Inc. *
11,772 3,551,377

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.8% (continued)
Medtronic plc
4,603 510,703
Penumbra, Inc. *
2,563 569,319
STERIS plc
1,626 393,118
Stryker Corp.
2,501 668,642
19,348,554
Health Care Providers & Services - 3.3%
Anthem, Inc.
6,035 2,964,513
CVS Health Corp.
54,466 5,512,504
DaVita, Inc. *
5,629 636,696
HCA Healthcare, Inc.
9,469 2,373,121
McKesson Corp.
5,796 1,774,330
Molina Healthcare, Inc. *
4,912 1,638,594
UnitedHealth Group, Inc.
40,321 20,562,500
35,462,258
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A * 10,531 2,237,416
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. *
2,068 3,271,638
Domino's Pizza, Inc.
1,642 668,310
Expedia Group, Inc. *
4,638 907,518
McDonald's Corp.
1,705 421,612
Starbucks Corp.
9,912 901,695
6,170,773
Household Durables - 0.5%
DR Horton, Inc.
23,503 1,751,209
Garmin Ltd.
12,895 1,529,476
Lennar Corp., Class A
16,701 1,355,620
Tempur Sealy International, Inc.
25,825 721,034
5,357,339
Household Products - 1.7%
Procter & Gamble Co. (The) 121,263 18,528,986
Industrial Conglomerates - 0.1%
Honeywell International, Inc. 5,345 1,040,030
Insurance - 1.6%
American Financial Group, Inc.
15,162 2,207,890
American International Group, Inc.
93,844 5,890,588
Arthur J Gallagher & Co.
7,060 1,232,676
Assured Guaranty Ltd.
47,744 3,039,383
Loews Corp.
24,780 1,606,240
Old Republic International Corp.
64,501 1,668,641
Progressive Corp. (The)
14,432 1,645,104
17,290,522
Interactive Media & Services - 6.8%
Alphabet, Inc., Class A *
24,442 67,981,757
Match Group, Inc. *
23,365 2,540,710
Meta Platforms, Inc., Class A *
8,265 1,837,805
72,360,272
INVESTMENTS SHARES VALUE ($)
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. *
1,028 3,351,229
eBay, Inc.
12,758 730,523
4,081,752
IT Services - 2.3%
Accenture plc, Class A
16,959 5,719,084
Automatic Data Processing, Inc.
3,597 818,461
Block, Inc. *
4,317 585,385
Cloudflare , Inc., Class A *
12,189 1,459,023
Cognizant Technology Solutions
Corp., Class A 4,878 437,410
EPAM Systems, Inc. *
4,802 1,424,321
Fiserv, Inc. *
6,637 672,992
Mastercard , Inc., Class A
11,061 3,952,980
MongoDB, Inc. *
3,099 1,374,686
Okta , Inc. *
11,290 1,704,338
PayPal Holdings, Inc. *
8,433 975,277
Twilio , Inc., Class A *
3,984 656,603
Visa, Inc., Class A
19,736 4,376,853
24,157,413
Leisure Products - 0.2%
Brunswick Corp.
8,966 725,260
Mattel, Inc. *
41,043 911,565
1,636,825
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.
8,427 1,115,145
Bio-Rad Laboratories, Inc., Class
A * 2,173 1,223,899
Bio- Techne Corp.
2,153 932,335
Charles River Laboratories
International, Inc. * 5,732 1,627,716
Danaher Corp.
30,504 8,947,738
Illumina, Inc. *
1,395 487,413
IQVIA Holdings, Inc. *
4,119 952,354
PerkinElmer, Inc.
6,856 1,196,098
Thermo Fisher Scientific, Inc.
19,433 11,478,102
West Pharmaceutical Services, Inc.
3,385 1,390,253
29,351,053
Machinery - 1.4%
Caterpillar, Inc.
4,750 1,058,395
Cummins, Inc.
3,829 785,366
Deere & Co.
16,131 6,701,785
Illinois Tool Works, Inc.
9,258 1,938,625
Ingersoll Rand, Inc.
9,711 488,949
Middleby Corp. (The) *
1,830 300,010
PACCAR, Inc.
5,359 471,967
Parker-Hannifin Corp.
8,462 2,401,177
Pentair plc
5,508 298,589
Xylem, Inc.
6,645 566,553
15,011,416

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Media - 0.7%
Cable One, Inc.
979 1,433,491
Charter Communications, Inc.,
Class A * 8,599 4,690,927
Comcast Corp., Class A
16,044 751,180
Liberty Broadband Corp., Class C *
5,423 733,840
7,609,438
Metals & Mining - 2.2%
Alcoa Corp.
78,953 7,108,139
Freeport-McMoRan, Inc.
121,360 6,036,446
Newmont Corp.
11,949 949,348
Nucor Corp.
53,875 8,008,519
Reliance Steel & Aluminum Co.
3,454 633,291
Steel Dynamics, Inc.
12,307 1,026,773
23,762,516
Multiline Retail - 0.8%
Dollar General Corp.
13,481 3,001,275
Target Corp.
26,604 5,645,901
8,647,176
Multi-Utilities - 1.4%
Ameren Corp.
60,654 5,686,919
Consolidated Edison, Inc.
98,025 9,281,007
14,967,926
Oil, Gas & Consumable Fuels - 6.9%
Cheniere Energy, Inc.
17,065 2,366,062
Continental Resources, Inc.
101,546 6,227,816
Devon Energy Corp.
300,177 17,749,466
Diamondback Energy, Inc.
38,698 5,304,722
EOG Resources, Inc.
14,719 1,754,946
Exxon Mobil Corp.
238,302 19,681,362
Marathon Oil Corp.
329,886 8,283,438
Marathon Petroleum Corp.
10,789 922,460
Occidental Petroleum Corp.
63,784 3,619,104
ONEOK, Inc.
37,560 2,652,863
Targa Resources Corp.
74,220 5,601,383
74,163,622
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The),
Class A 14,828 4,037,961
Pharmaceuticals - 1.7%
Catalent , Inc. *
14,428 1,600,065
Eli Lilly & Co.
28,309 8,106,848
Pfizer, Inc.
135,974 7,039,374
Zoetis, Inc.
7,738 1,459,310
18,205,597
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.
8,867 778,877
CoStar Group, Inc. *
29,300 1,951,673
INVESTMENTS SHARES VALUE ($)
Professional Services - 0.3% (continued)
Verisk Analytics, Inc.
4,134 887,281
3,617,831
Real Estate Management & Development - 0.0% (b)
Zillow Group, Inc., Class C * 7,621 375,639
Road & Rail - 0.8%
CSX Corp.
31,383 1,175,293
JB Hunt Transport Services, Inc.
4,187 840,708
Norfolk Southern Corp.
2,500 713,050
Old Dominion Freight Line, Inc.
11,852 3,539,955
Union Pacific Corp.
5,640 1,540,905
XPO Logistics, Inc. *
11,224 817,107
8,627,018
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. *
57,490 6,285,957
Analog Devices, Inc.
3,373 557,152
Applied Materials, Inc.
34,569 4,556,194
Broadcom, Inc.
3,826 2,409,156
Enphase Energy, Inc. *
2,626 529,874
Entegris , Inc.
21,118 2,771,949
KLA Corp.
9,827 3,597,272
Lam Research Corp.
9,788 5,262,127
Marvell Technology, Inc.
46,484 3,333,368
Microchip Technology, Inc.
3,998 300,410
Monolithic Power Systems, Inc.
4,808 2,335,149
NVIDIA Corp.
109,948 30,000,411
ON Semiconductor Corp. *
8,612 539,197
QUALCOMM, Inc.
28,277 4,321,291
Skyworks Solutions, Inc.
3,632 484,073
Teradyne, Inc.
15,681 1,853,965
Texas Instruments, Inc.
12,751 2,339,553
71,477,098
Software - 9.4%
Adobe, Inc. *
10,044 4,576,247
ANSYS, Inc. *
2,671 848,443
Autodesk, Inc. *
5,572 1,194,358
Bill.com Holdings, Inc. *
7,663 1,737,892
Black Knight, Inc. *
6,960 403,610
Cadence Design Systems, Inc. *
15,781 2,595,343
Fortinet, Inc. *
2,876 982,844
HubSpot , Inc. *
3,555 1,688,412
Intuit, Inc.
3,380 1,625,239
Microsoft Corp.
183,045 56,434,604
NortonLifeLock , Inc.
25,570 678,116
Oracle Corp.
71,871 5,945,888
Palo Alto Networks, Inc. *
1,073 667,953
Paycom Software, Inc. *
5,862 2,030,480
Paylocity Holding Corp. *
4,231 870,613
salesforce.com, Inc. *
6,108 1,296,851
ServiceNow , Inc. *
11,738 6,536,775
Synopsys, Inc. *
9,326 3,108,076
Teradata Corp. *
11,726 577,975

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Software - 9.4% (continued)
Trade Desk, Inc. (The), Class A *
27,956 1,935,953
VMware, Inc., Class A
22,858 2,602,840
Zscaler , Inc. *
8,581 2,070,424
100,408,936
Specialty Retail - 1.7%
AutoNation, Inc. *
16,751 1,668,065
Best Buy Co., Inc.
7,325 665,842
Burlington Stores, Inc. *
2,419 440,669
Dick's Sporting Goods, Inc.
14,976 1,497,900
Floor & Decor Holdings, Inc., Class
A * 16,300 1,320,300
Home Depot, Inc. (The)
6,141 1,838,186
Lowe's Cos., Inc.
18,011 3,641,644
O'Reilly Automotive, Inc. *
1,264 865,789
Penske Automotive Group, Inc.
11,806 1,106,458
Ross Stores, Inc.
6,852 619,832
TJX Cos., Inc. (The)
5,956 360,814
Tractor Supply Co.
7,711 1,799,516
Ulta Beauty, Inc. *
1,053 419,326
Williams-Sonoma, Inc.
11,148 1,616,460
17,860,801
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.
443,819 77,495,235
Dell Technologies, Inc., Class C *
51,877 2,603,707
HP, Inc.
17,380 630,894
80,729,836
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica , Inc. *
4,803 1,754,200
NIKE, Inc., Class B
53,468 7,194,654
8,948,854
Tobacco - 0.7%
Philip Morris International, Inc. 80,794 7,589,788
Trading Companies & Distributors - 0.6%
Fastenal Co.
31,130 1,849,122
United Rentals, Inc. *
6,652 2,362,857
Watsco , Inc.
3,619 1,102,492
WW Grainger, Inc.
1,471 758,727
6,073,198
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. * 26,655 3,421,169
TOTAL COMMON STOCKS
(Cost $599,485,806) 1,016,742,345
PREFERRED STOCKS - 0.0% (b)
Real Estate Management & Development - 0.0% (b)
Brookfield Property Preferred LP,
6.25%, 7/26/2081
(Cost $53,285) 2,190 49,275
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4.8%
Limited Purpose Cash Investment
Fund, 0.18% (c)
(Cost $51,581,026) 51,607,097 51,581,294
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $651,120,117) 1,068,372,914
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (d) 1,079,935
NET ASSETS - 100.0% 1,069,452,849
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 85,353,006 8.0%
Consumer Discretionary 88,749,728 8.3
Consumer Staples 71,352,700 6.7
Energy 74,163,622 6.9
Financials 109,109,263 10.2
Health Care 118,968,470 11.1
Industrials 69,822,964 6.5
Information Technology 286,311,322 26.8
Materials 44,449,422 4.2
Real Estate 39,738,689 3.7
Utilities 28,772,434 2.7
Short-Term Investments 51,581,294 4.8
Total Investments In Securities
At Value 1,068,372,914 99.9
Other Assets in Excess of
Liabilities (d) 1,07 9,935 0.1
Net Assets
$ 1,069,452,849 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31,
2022. The total value of securities on loan at March 31, 2022 was $305,678; additional non-cash collateral of $311,882 was received.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of March 31, 2022.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 188 6/2022 USD $ 42,589,050 $ 2,293,680
$ 2,293,680
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ (424,816) $ (424,816)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.3%
Aerospace & Defense - 0.1%
Maxar Technologies, Inc.
4,188 165,259
Triumph Group, Inc. *
6,790 171,651
336,910
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. *
4,299 371,304
Forward Air Corp.
888 86,829
Hub Group, Inc., Class A *
5,865 452,837
Radiant Logistics, Inc. *
10,397 66,229
977,199
Auto Components - 0.9%
Adient plc *
7,615 310,463
Fox Factory Holding Corp. *
6,280 615,126
Gentherm , Inc. *
6,585 480,968
Goodyear Tire & Rubber Co. (The)
* 12,107 173,009
LCI Industries
1,475 153,120
Patrick Industries, Inc.
2,659 160,338
Visteon Corp. *
1,691 184,539
XPEL, Inc. *(a)
4,421 232,589
2,310,152
Automobiles - 0.1%
Winnebago Industries, Inc. 2,989 161,496
Banks - 6.1%
Amerant Bancorp, Inc.
11,789 372,415
Ameris Bancorp
1,522 66,785
Bancorp, Inc. (The) *
10,018 283,810
Berkshire Hills Bancorp, Inc.
21,096 611,151
Brookline Bancorp, Inc.
3,962 62,679
Byline Bancorp, Inc.
11,253 300,230
Central Pacific Financial Corp.
2,340 65,286
Coastal Financial Corp. *
5,699 260,729
ConnectOne Bancorp, Inc.
8,855 283,449
CrossFirst Bankshares , Inc. *
4,242 66,854
Customers Bancorp, Inc. *
20,011 1,043,374
Dime Community Bancshares, Inc.
2,260 78,128
Eagle Bancorp, Inc.
3,756 214,130
Eastern Bankshares , Inc.
8,415 181,259
Equity Bancshares, Inc., Class A
7,659 247,462
First Bancorp/NC
1,763 73,641
First Bancorp/PR
33,901 444,781
First Bank
10,687 151,969
First Commonwealth Financial
Corp. 4,187 63,475
First Financial Bankshares , Inc.
4,501 198,584
First Foundation, Inc.
10,500 255,045
First Internet Bancorp
8,096 348,209
Flushing Financial Corp.
17,949 401,160
Hancock Whitney Corp.
23,367 1,218,589
Hanmi Financial Corp.
33,930 835,017
HomeStreet , Inc.
5,146 243,817
INVESTMENTS SHARES VALUE ($)
Banks - 6.1% (continued)
HomeTrust Bancshares, Inc.
10,301 304,189
Hope Bancorp, Inc.
6,278 100,950
Lakeland Bancorp, Inc.
3,694 61,690
Lakeland Financial Corp.
5,832 425,736
Live Oak Bancshares, Inc.
7,215 367,171
Meta Financial Group, Inc.
9,816 539,095
Metropolitan Bank Holding Corp. *
4,091 416,341
MVB Financial Corp.
7,789 323,244
Origin Bancorp, Inc.
6,463 273,320
Pacific Premier Bancorp, Inc.
1,917 67,766
Peapack -Gladstone Financial
Corp. 5,788 201,133
Preferred Bank
2,132 157,960
QCR Holdings, Inc.
1,202 68,021
Sandy Spring Bancorp, Inc.
1,425 64,011
ServisFirst Bancshares, Inc.
14,055 1,339,301
Silvergate Capital Corp., Class A *
2,578 388,169
Southside Bancshares, Inc.
1,730 70,636
Stock Yards Bancorp, Inc.
4,201 222,233
Triumph Bancorp, Inc. *
7,220 678,824
UMB Financial Corp.
4,332 420,897
Veritex Holdings, Inc.
3,493 133,328
14,996,043
Beverages - 0.7%
Celsius Holdings, Inc. *
7,779 429,245
Coca-Cola Consolidated, Inc.
1,677 833,217
MGP Ingredients, Inc.
3,606 308,638
National Beverage Corp.
4,594 199,839
1,770,939
Biotechnology - 3.8%
Alector , Inc. *
8,574 122,179
Alkermes plc *
18,258 480,368
Anavex Life Sciences Corp. *
28,419 349,838
Arrowhead Pharmaceuticals, Inc. *
3,075 141,419
Atossa Therapeutics, Inc. *
55,526 69,407
Avid Bioservices , Inc. *
26,033 530,292
BioCryst Pharmaceuticals, Inc. *
51,406 835,862
Biohaven Pharmaceutical Holding
Co. Ltd. * 4,523 536,292
Celcuity , Inc. *
2,544 23,786
Celldex Therapeutics, Inc. *
9,460 322,208
Cerevel Therapeutics Holdings,
Inc. * 9,290 325,243
Chimerix , Inc. *
30,994 141,952
Crinetics Pharmaceuticals, Inc. *
9,627 211,313
CTI BioPharma Corp. *
15,365 71,755
Cytokinetics, Inc. *
12,780 470,432
Dynavax Technologies Corp. *
20,539 222,643
Enanta Pharmaceuticals, Inc. *
2,883 205,212
Fate Therapeutics, Inc. *
4,460 172,914
GT Biopharma, Inc. *
12,867 37,057
Halozyme Therapeutics, Inc. *
13,928 555,449
ImmunoGen , Inc. *
29,558 140,696

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 3.8% (continued)
Intellia Therapeutics, Inc. *
14,169 1,029,661
IVERIC bio, Inc. *
24,202 407,320
Karuna Therapeutics, Inc. *
954 120,958
Kezar Life Sciences, Inc. *
12,417 206,371
Lexicon Pharmaceuticals, Inc. *
26,975 56,378
MannKind Corp. *
39,517 145,423
Myriad Genetics, Inc. *
4,242 106,898
Oncocyte Corp. *(b)
13,512 20,133
Organogenesis Holdings, Inc. *
9,475 72,199
Outlook Therapeutics, Inc. *
40,564 72,204
PDL BioPharma , Inc. (3)*(b)(c)
34,242 76,881
Protagonist Therapeutics, Inc. *
5,499 130,216
Prothena Corp. plc (Ireland) *
8,363 305,835
PTC Therapeutics, Inc. *
2,436 90,887
Rigel Pharmaceuticals, Inc. *
31,105 93,004
Syndax Pharmaceuticals, Inc. *
6,403 111,284
Vanda Pharmaceuticals, Inc. *
5,840 66,050
XBiotech , Inc.
3,900 33,696
Zentalis Pharmaceuticals, Inc. *
3,673 169,472
9,281,187
Building Products - 1.2%
AAON, Inc.
6,349 353,830
Cornerstone Building Brands, Inc. *
20,584 500,603
CSW Industrials, Inc.
2,595 305,146
Gibraltar Industries, Inc. *
5,025 215,824
Insteel Industries, Inc.
1,825 67,507
Resideo Technologies, Inc. *
5,753 137,094
Simpson Manufacturing Co., Inc.
5,623 613,132
UFP Industries, Inc.
7,944 612,959
Zurn Water Solutions Corp.
2,114 74,835
2,880,930
Capital Markets - 2.4%
Artisan Partners Asset
Management, Inc., Class A 6,817 268,249
B Riley Financial, Inc.
9,015 630,689
BGC Partners, Inc., Class A
15,922 70,057
Brightsphere Investment Group,
Inc. 10,369 251,448
Cohen & Steers, Inc.
5,682 488,027
Cowen, Inc., Class A
3,064 83,035
Diamond Hill Investment Group,
Inc. 661 123,805
Donnelley Financial Solutions,
Inc. * 17,980 598,015
Focus Financial Partners, Inc.,
Class A * 9,122 417,240
Hamilton Lane, Inc., Class A
2,303 177,999
Houlihan Lokey , Inc.
9,543 837,875
Moelis & Co., Class A
8,209 385,413
Piper Sandler Cos.
2,886 378,788
PJT Partners, Inc., Class A
8,644 545,609
StepStone Group, Inc., Class A
2,865 94,717
Virtus Investment Partners, Inc.
2,086 500,619
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.4% (continued)
WisdomTree Investments, Inc.
12,314 72,283
5,923,868
Chemicals - 2.1%
AdvanSix , Inc.
10,619 542,525
Aspen Aerogels, Inc. *
12,350 425,828
Avient Corp.
6,688 321,024
Balchem Corp.
4,700 642,490
Hawkins, Inc.
8,382 384,734
HB Fuller Co.
4,562 301,411
Intrepid Potash, Inc. *
9,088 746,488
Livent Corp. *
17,026 443,868
Quaker Chemical Corp.
965 166,761
Sensient Technologies Corp.
5,164 433,518
Stepan Co.
1,189 117,485
Tronox Holdings plc, Class A
29,743 588,614
5,114,746
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc., Class
A * 6,034 528,880
CoreCivic , Inc. *
10,365 115,777
Heritage-Crystal Clean, Inc. *
3,322 98,365
Interface, Inc.
5,653 76,711
Montrose Environmental Group,
Inc. * 3,544 187,584
Tetra Tech, Inc.
4,442 732,664
Viad Corp. *
1,949 69,462
1,809,443
Communications Equipment - 0.8%
ADTRAN, Inc.
10,230 188,743
Aviat Networks, Inc. *
3,954 121,665
Calix, Inc. *
19,144 821,469
Clearfield, Inc. *
3,744 244,184
Digi International, Inc. *
7,467 160,690
DZS, Inc. *
4,729 65,591
Extreme Networks, Inc. *
39,659 484,236
2,086,578
Construction & Engineering - 2.3%
Ameresco , Inc., Class A *
12,837 1,020,542
API Group Corp. *
9,573 201,320
Comfort Systems USA, Inc.
5,544 493,472
Concrete Pumping Holdings, Inc. *
35,639 238,781
Construction Partners, Inc., Class
A * 7,283 190,669
Dycom Industries, Inc. *
1,693 161,275
EMCOR Group, Inc.
4,760 536,119
Granite Construction, Inc.
12,288 403,046
IES Holdings, Inc. *
2,983 119,917
INNOVATE Corp. *(b)
31,941 117,862
MYR Group, Inc. *
4,059 381,708
NV5 Global, Inc. *
3,203 426,960
Sterling Construction Co., Inc. *
5,513 147,748

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.3% (continued)
WillScot Mobile Mini Holdings
Corp. * 30,366 1,188,222
5,627,641
Construction Materials - 0.2%
Summit Materials, Inc., Class A * 15,423 479,038
Consumer Finance - 1.0%
Atlanticus Holdings Corp. *
5,474 283,499
Curo Group Holdings Corp.
7,300 95,265
Encore Capital Group, Inc. *
6,092 382,151
EZCORP, Inc., Class A *
14,908 90,044
LendingClub Corp. *
20,649 325,841
Navient Corp.
30,929 527,030
Nelnet, Inc., Class A
2,168 184,258
Regional Management Corp.
6,697 325,273
World Acceptance Corp. *
1,229 235,772
2,449,133
Containers & Packaging - 0.2%
Greif, Inc., Class A
2,246 146,125
O-I Glass, Inc. *
6,377 84,049
Ranpak Holdings Corp. *
17,894 365,574
595,748
Distributors - 0.0% (d)
Funko , Inc., Class A * 6,996 120,681
Diversified Consumer Services - 0.2%
Carriage Services, Inc.
4,901 261,370
Laureate Education, Inc.
14,859 176,079
Stride, Inc. *
4,077 148,118
585,567
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc. 3,670 283,838
Diversified Telecommunication Services - 0.7%
Anterix , Inc. *
5,844 338,368
Cogent Communications Holdings,
Inc. 1,104 73,250
Consolidated Communications
Holdings, Inc. * 11,668 68,841
Globalstar , Inc. *
93,426 137,336
IDT Corp., Class B *
7,772 264,948
Iridium Communications, Inc. *
18,440 743,501
Ooma , Inc. *
7,097 106,384
Radius Global Infrastructure, Inc. *
5,289 75,527
1,808,155
Electric Utilities - 0.8%
MGE Energy, Inc.
5,645 450,415
Otter Tail Corp.
13,842 865,125
Portland General Electric Co.
13,767 759,250
2,074,790
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 0.8%
Atkore , Inc. *
8,044 791,851
Babcock & Wilcox Enterprises,
Inc. * 43,536 355,254
Encore Wire Corp.
1,554 177,265
Vicor Corp. *
8,535 602,144
1,926,514
Electronic Equipment, Instruments & Components - 1.2%
Advanced Energy Industries, Inc.
2,208 190,065
Arlo Technologies, Inc. *
14,829 131,385
Badger Meter, Inc.
3,605 359,455
Belden, Inc.
7,135 395,279
Fabrinet (Thailand) *
4,047 425,461
FARO Technologies, Inc. *
4,707 244,387
Identiv , Inc. *
3,389 54,800
II-VI, Inc. *
3,346 242,552
Insight Enterprises, Inc. *
2,245 240,933
Knowles Corp. *
9,777 210,499
Luna Innovations, Inc. *
20,643 159,157
Methode Electronics, Inc.
3,694 159,765
Novanta , Inc. *
1,554 221,119
3,034,857
Energy Equipment & Services - 1.3%
Cactus, Inc., Class A
2,565 145,538
ChampionX Corp. *
29,656 725,979
Nabors Industries Ltd. *
945 144,320
Newpark Resources, Inc. *
33,924 124,162
Oceaneering International, Inc. *
10,194 154,541
Patterson-UTI Energy, Inc.
38,983 603,457
RPC, Inc. *
46,263 493,626
TETRA Technologies, Inc. *
41,008 168,543
Tidewater, Inc. *
17,185 373,602
US Silica Holdings, Inc. *
11,584 216,157
3,149,925
Entertainment - 0.8%
AMC Entertainment Holdings, Inc.,
Class A *(b) 68,899 1,697,671
Lions Gate Entertainment Corp.,
Class A * 16,421 266,841
Lions Gate Entertainment Corp.,
Class B * 6,096 91,623
2,056,135
Equity Real Estate Investment Trusts (REITs) - 6.7%
Acadia Realty Trust
16,730 362,539
Alexander & Baldwin, Inc.
17,996 417,327
Apartment Investment and
Management Co., Class A * 13,899 101,741
Armada Hoffler Properties, Inc.
6,861 100,171
Braemar Hotels & Resorts, Inc.
14,820 91,588
Broadstone Net Lease, Inc.
11,765 256,242
Centerspace
2,170 212,920
Chatham Lodging Trust *
13,588 187,379

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 6.7% (continued)
City Office REIT, Inc.
16,962 299,549
CTO Realty Growth, Inc.
2,032 134,762
DigitalBridge Group, Inc. *
108,555 781,596
EastGroup Properties, Inc.
8,002 1,626,647
Essential Properties Realty Trust,
Inc. 12,612 319,084
Farmland Partners, Inc.
9,873 135,754
Gladstone Commercial Corp.
5,476 120,582
Gladstone Land Corp.
6,681 243,322
Independence Realty Trust, Inc.
37,049 979,576
Innovative Industrial Properties,
Inc. 2,923 600,384
Kite Realty Group Trust
3,002 68,356
Macerich Co. (The)
33,385 522,141
National Storage Affiliates Trust
28,036 1,759,539
NexPoint Residential Trust, Inc.
2,533 228,755
One Liberty Properties, Inc.
4,200 129,318
Outfront Media, Inc.
4,615 131,204
Plymouth Industrial REIT, Inc.
16,205 439,155
PS Business Parks, Inc.
5,890 989,991
Retail Opportunity Investments
Corp. 5,579 108,177
Retail Value, Inc.
21,778 66,641
RPT Realty
36,068 496,656
Ryman Hospitality Properties, Inc. *
834 77,370
Safehold , Inc.
7,474 414,433
Saul Centers, Inc.
3,042 160,313
SITE Centers Corp.
43,674 729,793
STAG Industrial, Inc.
34,348 1,420,290
Tanger Factory Outlet Centers, Inc.
31,898 548,327
Terreno Realty Corp.
11,530 853,796
UMH Properties, Inc.
6,002 147,589
Urban Edge Properties
7,334 140,079
Urstadt Biddle Properties, Inc.,
Class A 13,957 262,531
16,665,617
Food & Staples Retailing - 1.3%
Andersons, Inc. (The)
1,981 99,565
BJ's Wholesale Club Holdings,
Inc. * 18,007 1,217,453
Ingles Markets, Inc., Class A
5,760 512,928
SpartanNash Co.
6,535 215,590
Sprouts Farmers Market, Inc. *
14,131 451,909
United Natural Foods, Inc. *
13,228 546,978
Weis Markets, Inc.
1,956 139,698
3,184,121
Food Products - 0.3%
Hostess Brands, Inc. *
10,592 232,388
Simply Good Foods Co. (The) *
14,023 532,173
764,561
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 0.3%
Chesapeake Utilities Corp.
3,577 492,767
ONE Gas, Inc.
3,573 315,282
808,049
Health Care Equipment & Supplies - 2.1%
Alphatec Holdings, Inc. *
20,418 234,807
AngioDynamics , Inc. *
16,876 363,509
AtriCure , Inc. *
6,875 451,481
CONMED Corp.
737 109,481
CryoPort , Inc. *
7,904 275,929
Cutera , Inc. *
2,251 155,319
Heska Corp. *
2,317 320,395
Lantheus Holdings, Inc. *
11,802 652,769
LeMaitre Vascular, Inc.
1,467 68,171
LivaNova plc *
9,214 753,982
Merit Medical Systems, Inc. *
2,701 179,670
Retractable Technologies, Inc. *
2,308 10,963
Senseonics Holdings, Inc. *
37,845 74,555
Shockwave Medical, Inc. *
3,273 678,689
STAAR Surgical Co. *
5,641 450,772
Utah Medical Products, Inc.
745 66,946
Varex Imaging Corp. *
17,001 361,951
5,209,389
Health Care Providers & Services - 2.9%
Addus HomeCare Corp. *
4,847 452,177
Agiliti , Inc. *
5,774 121,831
AMN Healthcare Services, Inc. *
6,703 699,324
Apollo Medical Holdings, Inc. *(b)
3,752 181,859
Community Health Systems, Inc. *
32,843 389,846
CorVel Corp. *
1,679 282,811
Cross Country Healthcare, Inc. *
15,776 341,866
Ensign Group, Inc. (The)
1,668 150,137
Fulgent Genetics, Inc. *
6,028 376,207
InfuSystem Holdings, Inc. *
6,027 59,065
Joint Corp. (The) *
2,274 80,477
LHC Group, Inc. *
2,277 383,902
MEDNAX, Inc. *
9,610 225,643
ModivCare , Inc. *
2,221 256,281
Option Care Health, Inc. *
9,000 257,040
Owens & Minor, Inc.
17,869 786,593
Patterson Cos., Inc.
2,954 95,621
R1 RCM, Inc. *
9,951 266,289
RadNet , Inc. *
2,804 62,725
Select Medical Holdings Corp.
5,752 137,990
Surgery Partners, Inc. *
2,010 110,651
Tenet Healthcare Corp. *
16,353 1,405,704
Tivity Health, Inc. *
3,497 112,499
7,236,538
Health Care Technology - 1.2%
Allscripts Healthcare Solutions,
Inc. * 12,836 289,067
Evolent Health, Inc., Class A *
26,133 844,096

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Technology - 1.2% (continued)
Inspire Medical Systems, Inc. *
3,870 993,390
Omnicell , Inc. *
4,899 634,371
OptimizeRx Corp. *
2,807 105,852
2,866,776
Hotels, Restaurants & Leisure - 3.5%
Biglari Holdings, Inc., Class B *
897 129,715
Bluegreen Vacations Holding Corp.
* 8,134 240,522
Century Casinos, Inc. *
14,961 178,784
Everi Holdings, Inc. *
14,862 312,102
Fiesta Restaurant Group, Inc. *
6,792 50,770
Full House Resorts, Inc. *
30,276 290,952
Golden Entertainment, Inc. *
9,717 564,266
Hilton Grand Vacations, Inc. *
10,699 556,455
International Game Technology plc
27,205 671,419
Kura Sushi USA, Inc., Class A *
4,417 243,598
Monarch Casino & Resort, Inc. *
1,222 106,595
ONE Group Hospitality, Inc. (The) *
26,077 274,069
Papa John's International, Inc.
3,356 353,320
RCI Hospitality Holdings, Inc.
3,252 199,868
Red Rock Resorts, Inc., Class A
24,488 1,189,137
Scientific Games Corp. *
16,485 968,494
SeaWorld Entertainment, Inc. *
16,124 1,200,271
Target Hospitality Corp. *
35,772 214,632
Texas Roadhouse, Inc.
5,409 452,896
Wingstop , Inc.
3,993 468,579
8,666,444
Household Durables - 1.4%
Bassett Furniture Industries, Inc.
3,960 65,578
Cavco Industries, Inc. *
1,210 291,429
Century Communities, Inc.
6,823 365,508
Ethan Allen Interiors, Inc.
5,659 147,530
Flexsteel Industries, Inc.
956 18,451
GoPro, Inc., Class A *
8,033 68,521
Green Brick Partners, Inc. *
12,087 238,839
Helen of Troy Ltd. *
1,593 311,973
Hovnanian Enterprises, Inc., Class
A * 1,740 102,834
Installed Building Products, Inc.
1,547 130,706
LGI Homes, Inc. *
1,135 110,867
Lifetime Brands, Inc.
10,801 138,685
Lovesac Co. (The) *
2,737 147,962
M/I Homes, Inc. *
1,390 61,647
MDC Holdings, Inc.
1,661 62,852
Meritage Homes Corp. *
4,933 390,842
Skyline Champion Corp. *
4,718 258,924
Sonos , Inc. *
7,247 204,510
Taylor Morrison Home Corp. *
4,634 126,137
Tri Pointe Homes, Inc. *
14,435 289,855
3,533,650
INVESTMENTS SHARES VALUE ($)
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,326 135,634
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C 5,605 204,639
Insurance - 1.0%
American Equity Investment Life
Holding Co. 2,512 100,254
Argo Group International Holdings
Ltd. 4,003 165,244
CNO Financial Group, Inc.
19,847 497,961
Enstar Group Ltd. *
763 199,257
Goosehead Insurance, Inc., Class
A 2,392 187,939
HCI Group, Inc.
1,927 131,383
Kinsale Capital Group, Inc.
995 226,880
Maiden Holdings Ltd. *
57,865 139,455
MBIA, Inc. *
8,483 130,553
RLI Corp.
1,057 116,936
Stewart Information Services Corp.
5,315 322,142
Tiptree, Inc.
11,079 142,365
Trupanion , Inc. *
1,329 118,441
2,478,810
Interactive Media & Services - 0.4%
Cargurus , Inc. *
11,760 499,330
Cars.com, Inc. *
6,232 89,928
Ziff Davis, Inc. *
3,975 384,700
973,958
Internet & Direct Marketing Retail - 0.5%
Duluth Holdings, Inc., Class B *
5,804 70,983
Liquidity Services, Inc. *
9,184 157,230
Revolve Group, Inc. *
4,937 265,068
Shutterstock , Inc.
7,290 678,553
1,171,834
IT Services - 1.3%
CSG Systems International, Inc.
1,675 106,480
EVERTEC, Inc.
3,230 132,204
ExlService Holdings, Inc. *
4,999 716,207
Grid Dynamics Holdings, Inc. *
13,821 194,599
Hackett Group, Inc. (The)
6,937 159,967
Perficient , Inc. *
5,821 640,834
TTEC Holdings, Inc.
10,061 830,234
Unisys Corp. *
21,340 461,157
3,241,682
Leisure Products - 0.6%
Acushnet Holdings Corp.
11,396 458,803
Clarus Corp.
3,149 71,734
Malibu Boats, Inc., Class A *
1,876 108,827
MasterCraft Boat Holdings, Inc. *
4,021 98,957
Vista Outdoor, Inc. *
18,666 666,189
1,404,510

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 0.4%
Harvard Bioscience, Inc. *
18,432 114,463
Inotiv , Inc. *
7,551 197,685
Medpace Holdings, Inc. *
2,650 433,514
NanoString Technologies, Inc. *
4,056 140,946
NeoGenomics , Inc. *
6,901 83,847
970,455
Machinery - 2.4%
Alamo Group, Inc.
1,547 222,443
Astec Industries, Inc.
1,573 67,639
Chart Industries, Inc. *
4,371 750,807
Columbus McKinnon Corp.
2,492 105,661
Commercial Vehicle Group, Inc. *
8,436 71,284
Energy Recovery, Inc. *
15,212 306,370
EnPro Industries, Inc.
620 60,593
Evoqua Water Technologies Corp.
* 15,260 716,915
Franklin Electric Co., Inc.
2,799 232,429
Greenbrier Cos., Inc. (The)
3,586 184,715
Helios Technologies, Inc.
5,299 425,245
Kadant , Inc.
1,810 351,484
Lindsay Corp.
1,848 290,154
Mayville Engineering Co., Inc. *
6,527 61,158
Mueller Industries, Inc.
2,249 121,828
Omega Flex, Inc.
868 112,727
Park-Ohio Holdings Corp.
926 13,029
REV Group, Inc.
8,223 110,188
Shyft Group, Inc. (The)
17,759 641,277
SPX Corp. *
2,755 136,125
Standex International Corp.
635 63,449
Titan International, Inc. *
24,655 363,168
Watts Water Technologies, Inc.,
Class A 3,446 481,027
5,889,715
Marine - 0.8%
Costamare , Inc. (Monaco)
15,314 261,104
Eagle Bulk Shipping, Inc. (b)
7,075 481,878
Genco Shipping & Trading Ltd.
9,983 235,799
Matson, Inc.
7,489 903,323
Safe Bulkers, Inc. (Greece)
44,083 209,835
2,091,939
Media - 1.1%
Clear Channel Outdoor Holdings,
Inc. * 128,246 443,731
Emerald Holding, Inc. *
15,215 51,731
Entravision Communications Corp.,
Class A 58,546 375,280
Gannett Co., Inc. *
37,872 170,803
iHeartMedia , Inc., Class A *
19,468 368,529
John Wiley & Sons, Inc., Class A
5,780 306,513
Scholastic Corp.
3,782 152,339
TechTarget , Inc. *
9,852 800,771
Thryv Holdings, Inc. *
2,709 76,177
INVESTMENTS SHARES VALUE ($)
Media - 1.1% (continued)
WideOpenWest , Inc. *
5,345 93,217
2,839,091
Metals & Mining - 1.7%
Century Aluminum Co. *
11,019 289,910
Commercial Metals Co.
10,427 433,972
Haynes International, Inc.
6,297 268,252
Hecla Mining Co.
58,946 387,275
Materion Corp.
1,676 143,700
MP Materials Corp. *
16,855 966,466
Ryerson Holding Corp.
26,483 927,434
SunCoke Energy, Inc.
12,889 114,841
TimkenSteel Corp. *
15,007 328,353
Worthington Industries, Inc.
5,387 276,946
4,137,149
Multiline Retail - 1.1%
Dillard's, Inc., Class A
4,193 1,125,359
Franchise Group, Inc.
8,430 349,255
Macy's, Inc.
46,383 1,129,890
2,604,504
Oil, Gas & Consumable Fuels - 9.4%
Aemetis , Inc. *
10,496 132,984
Antero Resources Corp. *
73,278 2,237,177
Arch Resources, Inc.
3,930 539,904
Berry Corp.
10,840 111,869
Brigham Minerals, Inc., Class A
11,048 282,277
California Resources Corp.
10,288 460,182
Callon Petroleum Co. *
9,759 576,562
Centennial Resource Development,
Inc., Class A * 65,457 528,238
Centrus Energy Corp., Class A *
2,639 88,934
Civitas Resources, Inc.
12,849 767,214
CNX Resources Corp. *
6,593 136,607
CONSOL Energy, Inc. *
17,227 648,252
Denbury, Inc. *
5,990 470,634
Earthstone Energy, Inc., Class A *
21,229 268,122
Energy Fuels, Inc. *
35,725 326,884
Equitrans Midstream Corp.
10,398 87,759
Falcon Minerals Corp.
58,077 391,439
Green Plains, Inc. *
12,146 376,648
Kinetik Holdings, Inc.
7,313 475,418
Kosmos Energy Ltd. (Ghana) *
60,851 437,519
Laredo Petroleum, Inc. *
2,550 201,807
Magnolia Oil & Gas Corp., Class A
44,819 1,059,969
Matador Resources Co.
28,303 1,499,493
Murphy Oil Corp.
17,839 720,517
Northern Oil and Gas, Inc.
9,253 260,842
Oasis Petroleum, Inc.
3,010 440,363
Ovintiv , Inc.
48,598 2,627,694
PBF Energy, Inc., Class A *
15,576 379,587
PDC Energy, Inc.
21,696 1,576,865
Peabody Energy Corp. *
32,763 803,676
Range Resources Corp. *
47,814 1,452,589

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 9.4% (continued)
Ranger Oil Corp. *
12,311 425,099
SFL Corp. Ltd. (Norway)
15,698 159,806
SM Energy Co.
29,279 1,140,417
Southwestern Energy Co. *
42,669 305,937
Tellurian, Inc. *
21,071 111,676
Uranium Energy Corp. *(b)
60,116 275,933
Whiting Petroleum Corp.
3,977 324,165
23,111,058
Personal Products - 0.4%
Edgewell Personal Care Co.
6,035 221,303
elf Beauty, Inc. *
16,044 414,417
Inter Parfums , Inc.
3,323 292,590
Veru , Inc. *
13,865 66,968
995,278
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc. *
10,816 186,468
Amphastar Pharmaceuticals, Inc. *
3,648 130,963
Ampio Pharmaceuticals, Inc. *
150,202 70,595
Arvinas , Inc. *
1,820 122,486
Cassava Sciences, Inc. *(b)
11,372 422,356
Corcept Therapeutics, Inc. *
14,322 322,531
EyePoint Pharmaceuticals, Inc. *
9,877 120,006
Fulcrum Therapeutics, Inc. *
6,440 152,306
Innoviva , Inc. *
14,228 275,312
Intra-Cellular Therapies, Inc. *
9,825 601,192
Oramed Pharmaceuticals, Inc.
(Israel) * 14,856 128,504
Pacira BioSciences , Inc. *
1,587 121,120
Prestige Consumer Healthcare,
Inc. * 12,963 686,261
3,340,100
Professional Services - 2.1%
ASGN, Inc. *
9,197 1,073,382
CBIZ, Inc. *
4,504 189,033
CRA International, Inc.
2,698 227,333
Exponent, Inc.
4,113 444,410
Forrester Research, Inc. *
4,096 231,096
Franklin Covey Co. *
6,416 290,132
Heidrick & Struggles International,
Inc. 6,786 268,590
ICF International, Inc.
1,266 119,181
Insperity , Inc.
768 77,123
KBR, Inc.
19,659 1,075,937
Kforce , Inc.
2,331 172,424
Korn Ferry
13,166 855,000
Mistras Group, Inc. *
17,903 118,339
Resources Connection, Inc.
7,801 133,709
5,275,689
Real Estate Management & Development - 1.3%
Cushman & Wakefield plc *
4,182 85,773
eXp World Holdings, Inc.
15,672 331,776
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 1.3% (continued)
Kennedy-Wilson Holdings, Inc.
21,595 526,702
Newmark Group, Inc., Class A
67,926 1,081,382
Realogy Holdings Corp. *
17,125 268,520
St Joe Co. (The)
14,470 857,203
3,151,356
Road & Rail - 1.9%
ArcBest Corp.
2,349 189,094
Avis Budget Group, Inc. *
10,256 2,700,404
Covenant Logistics Group, Inc.
5,720 123,152
Daseke , Inc. *
17,477 175,993
Marten Transport Ltd.
11,175 198,468
Saia, Inc. *
5,363 1,307,607
4,694,718
Semiconductors & Semiconductor Equipment - 5.2%
Alpha & Omega Semiconductor
Ltd. * 12,124 662,577
Ambarella , Inc. *
4,852 509,072
Amkor Technology, Inc.
46,301 1,005,658
Atomera , Inc. *(b)
8,360 109,182
Axcelis Technologies, Inc. *
5,666 427,953
AXT, Inc. *
10,163 71,344
Cohu , Inc. *
3,569 105,642
Diodes, Inc. *
4,387 381,625
FormFactor , Inc. *
17,956 754,691
Impinj , Inc. *
1,864 118,438
Kulicke & Soffa Industries, Inc.
(Singapore) 3,692 206,826
Lattice Semiconductor Corp. *
29,734 1,812,287
MACOM Technology Solutions
Holdings, Inc. * 18,726 1,121,126
MaxLinear , Inc. *
12,015 701,075
Onto Innovation, Inc. *
1,733 150,580
PDF Solutions, Inc. *
6,188 172,460
Power Integrations, Inc.
1,946 180,355
Rambus, Inc. *
20,555 655,499
Silicon Laboratories, Inc. *
2,747 412,599
SiTime Corp. *
3,190 790,546
Synaptics , Inc. *
7,810 1,558,095
Ultra Clean Holdings, Inc. *
13,413 568,577
Veeco Instruments, Inc. *
12,035 327,232
12,803,439
Software - 3.4%
A10 Networks, Inc.
26,202 365,518
Alarm.com Holdings, Inc. *
3,464 230,217
Altair Engineering, Inc., Class A *
5,223 336,361
Appfolio , Inc., Class A *
6,317 715,148
Asana, Inc., Class A *
21,673 866,270
Blackbaud , Inc. *
1,097 65,677
Blackline, Inc. *
7,758 568,041
Box, Inc., Class A *
16,965 493,003
ChannelAdvisor Corp. *
14,025 232,394
CommVault Systems, Inc. *
3,775 250,471

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Software - 3.4% (continued)
Digital Turbine, Inc. *
3,243 142,076
Domo, Inc., Class B *
1,570 79,395
InterDigital , Inc.
1,047 66,799
Marathon Digital Holdings, Inc. *(b)
8,347 233,299
MicroStrategy , Inc., Class A *
372 180,911
Q2 Holdings, Inc. *
6,370 392,711
Rapid7, Inc. *
2,552 283,884
Sailpoint Technologies Holdings,
Inc. * 6,649 340,296
SecureWorks Corp., Class A *
4,565 60,486
Sprout Social, Inc., Class A *
5,024 402,523
SPS Commerce, Inc. *
3,472 455,526
Tenable Holdings, Inc. *
2,550 147,364
Varonis Systems, Inc. *
10,072 478,823
Verint Systems, Inc. *
2,992 154,686
Veritone , Inc. *(b)
4,765 87,104
Workiva , Inc. *
3,415 402,970
Xperi Holding Corp.
4,602 79,707
Zuora , Inc., Class A *
10,822 162,114
8,273,774
Specialty Retail - 2.6%
Abercrombie & Fitch Co., Class A *
5,466 174,857
Academy Sports & Outdoors, Inc.
3,940 155,236
America's Car-Mart, Inc. *
1,311 105,614
Asbury Automotive Group, Inc. *
1,031 165,166
Boot Barn Holdings, Inc. *
5,615 532,246
Buckle, Inc. (The)
6,981 230,652
Caleres , Inc.
11,942 230,839
Camping World Holdings, Inc.,
Class A 4,607 128,766
Cato Corp. (The), Class A
11,696 171,463
Chico's FAS, Inc. *
20,803 99,854
Citi Trends, Inc. *
4,764 145,898
Conn's, Inc. *
6,245 96,236
Genesco, Inc. *
6,887 438,082
Group 1 Automotive, Inc.
549 92,139
Hibbett, Inc.
5,335 236,554
MarineMax , Inc. *
7,424 298,890
Murphy USA, Inc.
1,843 368,526
National Vision Holdings, Inc. *
8,065 351,392
ODP Corp. (The) *
8,927 409,124
Rent-A-Center, Inc.
5,921 149,150
Shoe Carnival, Inc.
8,250 240,570
Signet Jewelers Ltd.
14,740 1,071,598
Sleep Number Corp. *
2,143 108,672
Sonic Automotive, Inc., Class A
5,932 252,169
Tilly's, Inc., Class A
6,829 63,920
Zumiez , Inc. *
3,716 141,988
6,459,601
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. *
3,962 66,086
Avid Technology, Inc. *
13,342 465,236
Super Micro Computer, Inc. *
2,860 108,880
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 0.3% (continued)
Turtle Beach Corp. *
3,431 73,046
713,248
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. *
14,056 1,073,879
Fossil Group, Inc. *
5,135 49,501
G-III Apparel Group Ltd. *
2,464 66,651
Kontoor Brands, Inc.
1,486 61,446
Movado Group, Inc.
10,233 399,599
Oxford Industries, Inc.
3,200 289,600
Steven Madden Ltd.
8,325 321,678
Unifi, Inc. *
4,969 89,939
2,352,293
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc. *
2,800 129,892
Columbia Financial, Inc. *
3,187 68,552
Hingham Institution For Savings
The 476 163,363
Kearny Financial Corp.
8,734 112,494
Merchants Bancorp
7,818 214,057
Mr Cooper Group, Inc. *
26,614 1,215,461
Northfield Bancorp, Inc.
11,762 168,902
Ocwen Financial Corp. *
5,006 118,943
PennyMac Financial Services, Inc.
12,499 664,947
Provident Financial Services, Inc.
4,826 112,929
Southern Missouri Bancorp, Inc.
2,593 129,520
Walker & Dunlop, Inc.
5,226 676,349
Washington Federal, Inc.
7,611 249,793
Waterstone Financial, Inc.
7,804 150,929
4,176,131
Tobacco - 0.1%
Turning Point Brands, Inc.
2,005 68,190
Vector Group Ltd.
6,937 83,522
151,712
Trading Companies & Distributors - 2.7%
Beacon Roofing Supply, Inc. *
2,201 130,475
BlueLinx Holdings, Inc. *
3,628 260,781
Boise Cascade Co.
10,490 728,740
Custom Truck One Source, Inc. *
12,128 101,754
Global Industrial Co.
8,468 272,924
GMS, Inc. *
2,008 99,938
Herc Holdings, Inc.
5,257 878,392
Rush Enterprises, Inc., Class A
9,799 498,867
Textainer Group Holdings Ltd.
(China) 13,776 524,452
Titan Machinery, Inc. *
3,211 90,743
Transcat , Inc. *
1,746 141,670
Triton International Ltd.
10,499 736,820
Veritiv Corp. *
7,044 941,008
WESCO International, Inc. *
9,789 1,273,941
6,680,505

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Water Utilities - 0.6%
American States Water Co.
7,599 676,463
Cadiz, Inc. *
10,859 22,478
California Water Service Group
6,952 412,115
Middlesex Water Co.
4,085 429,619
1,540,675
Wireless Telecommunication Services - 0.1%
Gogo , Inc. * 7,372 140,510
TOTAL COMMON STOCKS
(Cost $162,629,423) 232,780,665
SHORT-TERM INVESTMENTS - 5.4%
INVESTMENT COMPANIES - 5.4%
Limited Purpose Cash Investment
Fund, 0.18% (e)
(Cost $13,441,202) 13,447,421 13,440,698
SECURITIES LENDING COLLATERAL - 1.3%
Investment Companies - 1.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21% (e)(f) 2,431,878 2,431,878
Limited Purpose Cash Investment
Fund 0.18% (e)(f) 647,330 647,006
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,079,208) 3,078,884
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.0%
(Cost $179,149,833) 249,300,247
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.0)% (g) (2,448,104)
NET ASSETS - 100.0% 246,852,143
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 7,817,849 3.2%
Consumer Discretionary 29,370,731 11.9
Consumer Staples 7,002,245 2.8
Energy 26,260,983 10.6
Financials 30,307,824 12.3
Health Care 28,904,446 11.7
Industrials 38,191,201 15.5
Information Technology 30,153,579 12.2
Materials 10,326,682 4.2
Real Estate 19,816,973 8.0
Utilities 4,628,152 1.9
Short-Term Investments 13,440,698 5.4
Securities Lending Collateral 3,078,884 1.3
Total Investments In Securities
At Value 249,300,247 101.0
Liabilities in Excess of Other
Assets (g) (2,448,104) (1.0)
Net Assets
$ 246,852,143 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31,
2022, the value of these securities amounted to $232,589 or
0.09% of net assets.
(b) The security or a portion of this security is on loan at March 31,
2022. The total value of securities on loan at March 31, 2022 was
$3,158,132; additional cash collateral of 166,493 was received.
(c) Security fair valued using significant unobservable inputs (Level 3)
as of March 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March
31, 2022 amounted to $76,881, which represents approximately
0.03% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of March 31, 2022.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 5).
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 116 6/2022 USD $ 11,985,120 $ 366,098
$ 366,098

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 272,574 $ 272,574

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.4%
Australia - 5.1%
ASX Ltd. 11,843 720,412
Commonwealth Bank of Australia 18,442 1,452,351
Computershare Ltd. 49,660 912,706
CSL Ltd. 9,497 1,896,005
Dexus , REIT 37,079 302,664
Fortescue Metals Group Ltd. 202,577 3,113,983
Glencore plc * 503,427 3,275,652
Goodman Group, REIT 106,176 1,804,622
IDP Education Ltd. 6,580 153,999
Macquarie Group Ltd. 16,264 2,459,672
National Australia Bank Ltd. 150,335 3,619,295
REA Group Ltd. 8,056 807,609
Rio Tinto plc 6,275 501,665
Scentre Group, REIT 146,505 333,102
Suncorp Group Ltd. 96,583 800,644
Telstra Corp. Ltd. 402,497 1,189,161
Wesfarmers Ltd. 59,299 2,225,171
WiseTech Global Ltd. 7,490 281,915
25,850,628
—
Austria - 0.1%
Erste Group Bank AG 5,968 217,632
Verbund AG 1,413 149,219
366,851
—
Belgium - 0.3%
Elia Group SA/NV 1,105 168,591
KBC Group NV 9,514 682,622
Sofina SA 1,469 533,789
1,385,002
—
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 9,333 443,824
Yara International ASA 3,393 169,679
613,503
—
Canada - 17.5%
AltaGas Ltd. (1) 14,355 321,513
Bank of Montreal (1) 68,371 8,045,481
Bank of Nova Scotia (The) (1) 88,554 6,346,789
BCE, Inc. (1) 42,443 2,352,758
Brookfield Asset Management, Inc.,
Class A (1) 31,326 1,771,085
Cameco Corp. (1) 39,997 1,164,893
Canadian Imperial Bank of
Commerce (1) 39,056 4,740,830
Canadian National Railway Co. (1) 3,249 435,834
Canadian Natural Resources Ltd.
(1) 169,715 10,508,849
Canadian Pacific Railway Ltd. (1) 41,860 3,454,877
Canadian Tire Corp. Ltd., Class A
(1) 2,365 357,091
Cenovus Energy, Inc. (1) 268,556 4,476,828
Constellation Software, Inc. (1) 1,171 2,001,701
Dollarama , Inc. (1) 9,861 559,249
Empire Co. Ltd., Class A (1) 8,679 307,825
Enbridge, Inc. (1) 11,380 523,872
Franco-Nevada Corp. (1) 3,781 601,682
Gildan Activewear , Inc. (1) 11,214 420,609
INVESTMENTS SHARES VALUE ($)
Canada - 17.5% (continued)
Hydro One Ltd. (1)(a) 32,356 871,695
iA Financial Corp., Inc. (1) 10,055 611,351
IGM Financial, Inc. (1) 5,267 186,092
Imperial Oil Ltd. (1) 46,898 2,269,591
Intact Financial Corp. (1) 13,298 1,964,889
Ivanhoe Mines Ltd., Class A (1)* 85,062 793,363
Keyera Corp. (1) 6,578 166,745
Loblaw Cos. Ltd. (1) 3,258 292,351
Magna International, Inc. (1) 5,310 340,904
Manulife Financial Corp. (1) 13,396 285,676
National Bank of Canada (1) 45,626 3,497,452
Nutrien Ltd. (1) 25,261 2,611,068
Power Corp. of Canada (1) 6,162 190,753
Ritchie Bros Auctioneers, Inc. (1) 2,606 153,923
Royal Bank of Canada (1) 67,234 7,402,382
Shopify, Inc., Class A (1)* 4,455 3,012,894
Sun Life Financial, Inc. (1) 27,204 1,518,889
Suncor Energy, Inc. (1) 6,598 214,805
Teck Resources Ltd., Class B (1) 21,348 862,014
Thomson Reuters Corp. (1) 22,826 2,478,241
Toronto-Dominion Bank (The) (1) 89,964 7,137,967
Tourmaline Oil Corp. (1) 15,478 713,141
West Fraser Timber Co. Ltd. (1) 14,045 1,155,596
WSP Global, Inc. (1) 13,348 1,771,441
88,894,989
—
Chile - 0.2%
Antofagasta plc 42,625 926,196
China - 0.1%
SITC International Holdings Co.
Ltd. 82,000 286,730
Wilmar International Ltd. 92,000 318,617
605,347
—
Denmark - 3.8%
AP Moller - Maersk A/S, Class B 1,087 3,266,395
Coloplast A/S, Class B 1,226 185,664
DSV A/S 17,024 3,262,745
Genmab A/S * 3,841 1,387,189
Novo Nordisk A/S, Class B 51,274 5,687,115
Orsted A/S *(a) 20,453 2,560,133
Pandora A/S 10,610 1,010,755
Tryg A/S 9,825 238,892
Vestas Wind Systems A/S 59,245 1,737,941
19,336,829
—
Finland - 1.7%
Elisa OYJ 2,515 151,671
Kesko OYJ, Class B 5,101 140,839
Kone OYJ, Class B 5,203 272,274
Neste OYJ 27,043 1,232,976
Nokia OYJ * 129,337 712,262
Nordea Bank Abp 404,481 4,162,916
Sampo OYJ, Class A 11,607 567,167
Stora Enso OYJ, Class R 33,944 665,894
UPM- Kymmene OYJ 20,621 673,379
8,579,378
—

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 7.6%
Air Liquide SA 5,667 991,407
AXA SA 91,792 2,687,149
BNP Paribas SA 41,054 2,346,017
Capgemini SE 1,863 413,406
Carrefour SA 21,364 464,925
Cie de Saint-Gobain 9,962 592,743
Credit Agricole SA 12,136 145,008
Dassault Systemes SE 10,725 526,905
Hermes International 3,589 5,079,680
Kering SA 787 496,855
Klepierre SA, REIT * 10,998 292,812
Legrand SA 2,988 284,089
L'Oreal SA 6,501 2,596,794
LVMH Moet Hennessy Louis
Vuitton SE 16,781 11,978,265
Pernod Ricard SA 13,610 2,990,269
Publicis Groupe SA 5,476 332,359
Remy Cointreau SA 1,415 291,811
Safran SA 1,824 214,750
Sanofi 8,971 917,192
Sartorius Stedim Biotech 4,580 1,875,119
Societe Generale SA 50,774 1,361,117
Teleperformance 1,125 428,511
TotalEnergies SE 7,451 377,017
Veolia Environnement SA 4,369 140,085
Vivendi SE 66,723 871,704
38,695,989
—
Germany - 5.4%
adidas AG 664 154,729
Bayerische Motoren Werke AG 16,993 1,468,494
Brenntag SE 14,270 1,150,612
Carl Zeiss Meditec AG 1,216 195,870
Commerzbank AG * 95,064 722,383
Deutsche Bank AG (Registered) * 164,552 2,072,400
Deutsche Post AG (Registered) 73,449 3,507,328
GEA Group AG 6,902 282,895
Hannover Rueck SE 3,192 542,252
Infineon Technologies AG 55,730 1,885,348
KION Group AG 4,756 313,454
Mercedes-Benz Group AG 42,621 2,991,549
Merck KGaA 12,662 2,644,264
Puma SE 15,001 1,275,714
RWE AG 38,843 1,691,322
SAP SE 1,980 219,440
Siemens AG (Registered) 29,391 4,069,693
Siemens Energy AG 23,876 543,197
Symrise AG 4,418 529,686
Volkswagen AG 601 148,459
Vonovia SE 16,103 750,568
Zalando SE *(a) 3,747 189,726
27,349,383
—
Hong Kong - 0.7%
AIA Group Ltd. 104,400 1,090,133
Hong Kong Exchanges & Clearing
Ltd. 15,700 735,911
Techtronic Industries Co. Ltd. 121,000 1,938,598
3,764,642
—
INVESTMENTS SHARES VALUE ($)
Italy - 2.8%
Assicurazioni Generali SpA 105,579 2,414,820
Enel SpA 230,083 1,536,208
Eni SpA 72,777 1,061,323
Ferrari NV 10,210 2,224,347
Intesa Sanpaolo SpA 458,354 1,049,065
Mediobanca Banca di Credito
Finanziario SpA 168,953 1,707,355
Moncler SpA 3,288 182,424
Prysmian SpA 9,142 310,245
Snam SpA 228,724 1,318,949
Terna - Rete Elettrica Nazionale 60,221 517,135
UniCredit SpA 204,621 2,207,400
14,529,271
—
Japan - 16.6%
Advantest Corp. 10,400 811,968
Bandai Namco Holdings, Inc. 10,400 788,627
Chugai Pharmaceutical Co. Ltd. 62,500 2,085,527
Daifuku Co. Ltd. 8,600 613,623
Dai-ichi Life Holdings, Inc. 50,100 1,018,072
Daiichi Sankyo Co. Ltd. 103,100 2,251,395
Daikin Industries Ltd. 11,600 2,106,606
Daiwa House REIT Investment
Corp., REIT 415 1,118,843
Daiwa Securities Group, Inc. 46,100 260,774
Denso Corp. 7,000 446,601
Fast Retailing Co. Ltd. 300 153,797
Fuji Electric Co. Ltd. 5,500 274,125
Fujitsu Ltd. 12,400 1,857,839
GMO Payment Gateway, Inc. 1,600 163,002
Hamamatsu Photonics KK 4,500 239,008
Hitachi Ltd. 3,100 155,137
Hoya Corp. 26,500 3,019,884
Idemitsu Kosan Co. Ltd. 70,500 1,943,370
Inpex Corp. 156,900 1,844,727
ITOCHU Corp. 90,300 3,054,484
Japan Post Holdings Co. Ltd. 20,600 151,291
Japan Real Estate Investment
Corp., REIT 181 948,009
Japan Tobacco, Inc. 36,400 621,624
JSR Corp. 13,700 403,436
Kakaku.com, Inc. 6,200 138,463
Keyence Corp. 9,260 4,293,886
Kikkoman Corp. 7,600 503,396
Konami Holdings Corp. 2,600 163,995
Kurita Water Industries Ltd. 3,800 140,261
Kyowa Kirin Co. Ltd. 10,000 232,639
Lasertec Corp. 5,000 831,820
M3, Inc. 8,400 303,374
Marubeni Corp. 122,700 1,424,818
Mitsubishi Corp. 13,700 514,116
Mitsubishi UFJ Financial Group,
Inc. 382,500 2,364,286
Mitsui & Co. Ltd. 38,100 1,034,233
MonotaRO Co. Ltd. 15,800 339,105
MS&AD Insurance Group Holdings,
Inc. 52,200 1,694,826
Murata Manufacturing Co. Ltd. 17,400 1,146,187
Nintendo Co. Ltd. 400 201,905
Nippon Building Fund, Inc., REIT 252 1,429,551

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 16.6% (continued)
Nippon Prologis REIT, Inc., REIT 160 467,177
Nippon Yusen KK 63,500 5,554,628
Nissan Chemical Corp. 6,200 363,678
Nitori Holdings Co. Ltd. 2,600 327,113
Nitto Denko Corp. 4,000 286,752
Nomura Holdings, Inc. 138,900 584,181
Nomura Research Institute Ltd. 49,650 1,619,945
NTT Data Corp. 12,500 245,653
Obic Co. Ltd. 9,100 1,362,970
Olympus Corp. 67,800 1,284,986
Omron Corp. 6,200 412,601
Oriental Land Co. Ltd. 2,600 497,654
ORIX Corp. 50,800 1,012,574
Panasonic Holdings Corp. 32,600 316,614
Recruit Holdings Co. Ltd. 28,400 1,233,896
Renesas Electronics Corp. * 73,100 847,007
SG Holdings Co. Ltd. 34,800 655,311
Shimadzu Corp. 12,500 429,931
Shimano, Inc. 2,800 641,223
Shin-Etsu Chemical Co. Ltd. 23,300 3,540,047
Shionogi & Co. Ltd. 3,900 239,629
Shiseido Co. Ltd. 3,600 181,831
SMC Corp. 2,000 1,117,988
Sompo Holdings, Inc. 3,300 145,003
Sony Group Corp. 50,300 5,174,650
Sumitomo Mitsui Financial Group,
Inc. 33,200 1,048,734
Suntory Beverage & Food Ltd. 7,200 274,429
Terumo Corp. 10,200 308,637
Tokio Marine Holdings, Inc. 22,700 1,320,987
Tokyo Electron Ltd. 9,900 5,084,257
Toshiba Corp. 3,800 144,375
Toyota Motor Corp. 245,500 4,428,330
Unicharm Corp. 4,400 158,074
Yamaha Corp. 5,000 217,280
Yaskawa Electric Corp. 3,700 144,207
84,760,982
—
Luxembourg - 0.8%
ArcelorMittal SA 81,225 2,601,971
Eurofins Scientific SE 13,280 1,313,695
3,915,666
—
Netherlands - 6.4%
ABN AMRO Bank NV, CVA (a) 11,520 147,108
Adyen NV *(a) 1,347 2,667,996
Aegon NV 290,400 1,539,449
ASML Holding NV 21,105 14,102,823
ING Groep NV 13,861 144,722
Koninklijke Ahold Delhaize NV 68,812 2,213,373
Koninklijke DSM NV 15,147 2,709,704
Koninklijke Philips NV 4,788 146,004
NN Group NV 28,834 1,461,272
Randstad NV 3,352 201,639
Shell plc 165,571 4,538,089
Wolters Kluwer NV 26,369 2,811,105
32,683,284
—
INVESTMENTS SHARES VALUE ($)
Norway - 0.5%
Equinor ASA 31,109 1,161,506
Norsk Hydro ASA 168,948 1,641,478
2,802,984
—
Portugal - 0.0% (b)
Jeronimo Martins SGPS SA 6,662 159,821
Singapore - 0.8%
DBS Group Holdings Ltd. 61,500 1,611,437
STMicroelectronics NV 47,150 2,049,327
United Overseas Bank Ltd. 15,500 362,669
4,023,433
—
South Africa - 0.6%
Anglo American plc 56,407 2,931,042
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria
SA 136,827 781,273
Enagas SA 19,723 437,975
Ferrovial SA 6,756 179,675
Iberdrola SA 157,714 1,723,810
Repsol SA 42,429 555,786
3,678,519
—
Sweden - 4.6%
Assa Abloy AB, Class B 11,958 321,426
Atlas Copco AB, Class A 72,080 3,741,382
Epiroc AB, Class A 81,303 1,738,979
EQT AB 33,291 1,298,293
Evolution AB (a) 19,648 1,998,876
Getinge AB, Class B 3,681 146,647
Hexagon AB, Class B 113,687 1,592,846
Industrivarden AB, Class C 12,402 345,692
Investment AB Latour , Class B 43,535 1,382,111
Investor AB, Class B 163,308 3,548,395
L E Lundbergforetagen AB, Class B 4,698 238,435
Nibe Industrier AB, Class B 214,016 2,372,273
Sagax AB, Class B 5,408 164,106
Sandvik AB 40,654 863,606
Skandinaviska Enskilda Banken
AB, Class A 77,593 838,846
Svenska Cellulosa AB SCA, Class
B 66,697 1,295,101
Swedish Match AB 126,660 952,488
Volvo AB, Class B 43,965 820,182
23,659,684
—
Switzerland - 8.8%
ABB Ltd. (Registered) 110,239 3,576,232
Chocoladefabriken Lindt &
Spruengli AG 76 904,546
Cie Financiere Richemont SA
(Registered) 26,567 3,367,497
EMS- Chemie Holding AG
(Registered) 1,114 1,082,590
Geberit AG (Registered) 2,521 1,554,087
Givaudan SA (Registered) 461 1,905,284
Kuehne + Nagel International AG
(Registered) 5,019 1,425,040
Lonza Group AG (Registered) 4,266 3,091,160

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 8.8% (continued)
Nestle SA (Registered) 132,888 17,277,921
Partners Group Holding AG 2,044 2,530,886
Sika AG (Registered) 11,474 3,796,217
Sonova Holding AG (Registered) 1,766 737,726
Straumann Holding AG
(Registered) 869 1,387,521
Swisscom AG (Registered) 245 147,198
UBS Group AG (Registered) 95,625 1,868,638
Zurich Insurance Group AG 851 420,309
45,072,852
—
United Kingdom - 7.9%
3i Group plc 19,474 352,136
Admiral Group plc 14,798 496,248
Ashtead Group plc 36,527 2,299,901
AstraZeneca plc 11,244 1,491,101
Auto Trader Group plc (a) 29,518 243,679
Aviva plc 113,387 670,901
BP plc 428,863 2,102,450
British American Tobacco plc 95,319 4,003,134
BT Group plc 319,422 761,601
Bunzl plc 17,175 666,065
CNH Industrial NV 38,386 604,610
Compass Group plc 19,750 425,022
Croda International plc 6,531 671,855
Diageo plc 128,754 6,530,993
Experian plc 5,258 202,568
HSBC Holdings plc 489,905 3,346,329
Imperial Brands plc 44,099 928,934
Intertek Group plc 3,758 256,362
JD Sports Fashion plc 202,530 390,258
National Grid plc 260,687 4,006,296
NatWest Group plc 662,406 1,870,859
Persimmon plc 4,833 135,524
RELX plc 14,899 463,623
Rentokil Initial plc 57,001 392,650
Severn Trent plc 55,811 2,249,422
Spirax-Sarco Engineering plc 3,450 564,009
SSE plc 23,902 546,138
Tesco plc 480,955 1,741,204
United Utilities Group plc 107,382 1,581,255
WPP plc 39,597 518,249
40,513,376
—
United States - 1.7%
Ferguson plc 7,344 994,964
GlaxoSmithKline plc 90,884 1,966,453
Jackson Financial, Inc., Class A (1) 223 9,863
Schneider Electric SE 19,529 3,278,732
Swiss Re AG 3,235 307,952
Tenaris SA 137,343 2,063,040
8,621,004
—
Zambia - 0.6%
First Quantum Minerals Ltd. (1) 93,183 3,225,981
TOTAL COMMON STOCKS
(Cost $334,907,936) 486,946,636
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3.6%
Limited Purpose Cash Investment
Fund, 0.18% (1)(c)
(Cost $18,438,529) 18,448,156 18,438,932
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.0%
(Cost $353,346,465) 505,385,568
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.0% (d) 5,223,744
NET ASSETS - 100.0% 510,609,312
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 7,880,352 1.6%
Consumer Discretionary 50,567,087 9.9
Consumer Staples 43,855,196 8.6
Energy 36,919,010 7.2
Financials 112,028,478 21.9
Health Care 34,794,794 6.8
Industrials 79,974,650 15.7
Information Technology 49,725,641 9.7
Materials 43,770,228 8.6
Real Estate 7,611,454 1.5
Utilities 19,819,746 3.9
Short-Term Investments 18,438,932 3.6
Total Investments In Securities
At Value 505,385,568 99.0
Other Assets in Excess of
Liabilities (d ) 5,223,744 1.0
Net Assets
$ 510,609,312 100.0%

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $8,679,213, which represents approximately 1.70% of net assets of the fund.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of March 31, 2022.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 187 6/2022 USD $ 20,050,140 $ 726,633
$ 726,633
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 166,211 $ 166,211

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.1%
Aerospace & Defense - 0.1%
Spirit AeroSystems Holdings, Inc.,
Class A 124,439 6,083,823
Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.
328,540 35,387,043
Expeditors International of
Washington, Inc. 407,544 42,042,239
United Parcel Service, Inc., Class
B 11,795 2,529,556
79,958,838
Auto Components - 0.4%
Aptiv plc * 162,392 19,439,946
Banks - 3.6%
Bank of America Corp.
486,464 20,052,046
Bank of Hawaii Corp.
24,291 2,038,501
Commerce Bancshares, Inc.
38,774 2,775,831
Cullen/Frost Bankers, Inc.
14,776 2,045,146
East West Bancorp, Inc.
336,616 26,599,396
First Citizens BancShares , Inc.,
Class A 3,251 2,163,866
First Hawaiian, Inc.
59,619 1,662,774
JPMorgan Chase & Co.
251,958 34,346,915
PacWest Bancorp
63,528 2,739,963
Popular, Inc.
23,392 1,912,062
Prosperity Bancshares, Inc.
22,972 1,593,797
Signature Bank
55,068 16,161,907
SVB Financial Group *
112,392 62,877,704
Wells Fargo & Co.
27,401 1,327,852
Western Alliance Bancorp
58,080 4,810,186
183,107,946
Beverages - 3.6%
Brown-Forman Corp., Class B
28,757 1,927,294
Coca-Cola Co. (The)
1,051,532 65,194,984
Monster Beverage Corp. *
526,090 42,034,591
PepsiCo, Inc.
431,776 72,270,667
181,427,536
Biotechnology - 1.3%
AbbVie, Inc.
29,913 4,849,196
Amgen, Inc.
41,330 9,994,420
Horizon Therapeutics plc *
31,970 3,363,564
Regeneron Pharmaceuticals, Inc. *
26,266 18,344,700
United Therapeutics Corp. *
17,860 3,204,263
Vertex Pharmaceuticals, Inc. *
93,688 24,449,757
64,205,900
Capital Markets - 4.2%
BlackRock, Inc.
88,731 67,805,568
Charles Schwab Corp. (The)
321,559 27,110,639
CME Group, Inc.
143,628 34,163,356
Intercontinental Exchange, Inc.
287,999 38,050,428
LPL Financial Holdings, Inc.
38,514 7,035,738
INVESTMENTS SHARES VALUE ($)
Capital Markets - 4.2% (continued)
Northern Trust Corp.
19,462 2,266,350
S&P Global, Inc.
5,457 2,238,352
SEI Investments Co.
28,634 1,724,053
T. Rowe Price Group, Inc.
190,058 28,734,869
209,129,353
Chemicals - 2.8%
Air Products and Chemicals, Inc.
114,815 28,693,417
CF Industries Holdings, Inc.
58,194 5,997,474
Corteva , Inc.
233,910 13,445,147
Ecolab, Inc.
154,093 27,206,660
Mosaic Co. (The)
56,487 3,756,385
NewMarket Corp.
4,257 1,380,886
Olin Corp.
29,890 1,562,649
PPG Industries, Inc.
121,179 15,882,931
Sherwin-Williams Co. (The)
168,630 42,093,421
140,018,970
Commercial Services & Supplies - 1.4%
Cintas Corp.
43,038 18,307,935
Copart , Inc. *
38,099 4,780,282
Republic Services, Inc.
142,026 18,818,445
Rollins, Inc.
100,865 3,535,318
Waste Management, Inc.
169,149 26,810,116
72,252,096
Communications Equipment - 0.3%
Cisco Systems, Inc.
197,652 11,021,076
Ubiquiti, Inc. (a)
10,244 2,982,643
14,003,719
Construction & Engineering - 0.1%
MasTec , Inc. *
25,215 2,196,227
MDU Resources Group, Inc.
74,560 1,987,024
4,183,251
Consumer Finance - 0.1%
Credit Acceptance Corp. *(a) 5,809 3,197,099
Containers & Packaging - 0.1%
AptarGroup, Inc.
13,817 1,623,498
Packaging Corp. of America
19,973 3,117,985
4,741,483
Distributors - 0.1%
Pool Corp. 7,011 2,964,601
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc. 165,040 8,407,138
Electric Utilities - 3.1%
Alliant Energy Corp.
64,297 4,017,277
American Electric Power Co., Inc.
58,682 5,854,703
Duke Energy Corp.
353,786 39,503,745
Evergy , Inc.
39,221 2,680,363
Eversource Energy
20,643 1,820,506
Exelon Corp.
40,444 1,926,348

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 3.1% (continued)
IDACORP, Inc.
51,492 5,940,117
NextEra Energy, Inc.
810,792 68,682,190
Xcel Energy, Inc.
318,018 22,951,359
153,376,608
Electrical Equipment - 0.5%
Eaton Corp. plc
30,731 4,663,736
Emerson Electric Co.
18,193 1,783,824
Hubbell, Inc.
10,449 1,920,213
Rockwell Automation, Inc.
59,943 16,785,838
25,153,611
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A
145,780 10,984,523
Cognex Corp.
106,744 8,235,299
Littelfuse , Inc.
9,392 2,342,459
National Instruments Corp.
36,518 1,482,266
23,044,547
Energy Equipment & Services - 0.7%
Halliburton Co.
558,770 21,160,620
Schlumberger NV
386,548 15,968,298
37,128,918
Entertainment - 0.4%
Electronic Arts, Inc.
33,731 4,267,309
Netflix, Inc. *
43,080 16,137,337
20,404,646
Equity Real Estate Investment Trusts (REITs) - 0.9%
Public Storage 115,175 44,950,499
Food & Staples Retailing - 3.8%
Casey's General Stores, Inc.
55,660 11,030,142
Costco Wholesale Corp.
126,590 72,896,852
Kroger Co. (The)
660,102 37,870,052
Walmart, Inc.
470,932 70,131,193
191,928,239
Food Products - 4.3%
Archer-Daniels-Midland Co.
49,290 4,448,916
Flowers Foods, Inc.
450,270 11,576,442
General Mills, Inc.
256,146 17,346,207
Hershey Co. (The)
328,764 71,220,145
Hormel Foods Corp.
708,568 36,519,595
Ingredion, Inc.
31,009 2,702,434
J M Smucker Co. (The)
108,493 14,691,037
McCormick & Co., Inc.
(Non-Voting) 170,469 17,012,806
Mondelez International, Inc., Class
A 432,067 27,125,166
Tyson Foods, Inc., Class A
145,842 13,071,819
215,714,567
Gas Utilities - 0.1%
Atmos Energy Corp. 38,449 4,594,271
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories
463,274 54,833,110
ABIOMED, Inc. *
41,207 13,649,407
Align Technology, Inc. *
25,808 11,252,288
Becton Dickinson and Co.
56,065 14,913,290
Cooper Cos., Inc. (The)
13,293 5,551,024
Edwards Lifesciences Corp. *
322,016 37,907,723
Intuitive Surgical, Inc. *
49,329 14,881,573
Medtronic plc
41,707 4,627,392
ResMed , Inc.
60,036 14,559,330
Stryker Corp.
70,579 18,869,296
191,044,433
Health Care Providers & Services - 1.7%
Anthem, Inc.
10,042 4,932,831
Chemed Corp.
13,128 6,649,989
Henry Schein, Inc. *
45,500 3,967,145
Premier, Inc., Class A
38,461 1,368,827
UnitedHealth Group, Inc.
137,321 70,029,590
86,948,382
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc. *
781 1,834,140
Carnival Corp. *(a)
1,732,447 35,030,078
Royal Caribbean Cruises Ltd. *
96,060 8,047,907
44,912,125
Household Durables - 0.2%
Garmin Ltd. 75,680 8,976,405
Household Products - 3.4%
Church & Dwight Co., Inc.
317,078 31,511,212
Clorox Co. (The)
127,863 17,776,793
Colgate-Palmolive Co.
622,361 47,193,634
Kimberly-Clark Corp.
18,581 2,288,436
Procter & Gamble Co. (The)
456,861 69,808,361
168,578,436
Industrial Conglomerates - 0.6%
3M Co.
16,559 2,465,304
Honeywell International, Inc.
127,725 24,852,731
Roper Technologies, Inc.
4,828 2,279,926
29,597,961
Insurance - 4.9%
Alleghany Corp. *
3,330 2,820,510
Allstate Corp. (The)
217,397 30,111,658
Aon plc, Class A
118,512 38,591,063
Arthur J Gallagher & Co.
96,160 16,789,536
Assurant, Inc.
58,831 10,697,241
Brighthouse Financial, Inc. *
42,825 2,212,339
Brown & Brown, Inc.
75,396 5,448,869
Chubb Ltd.
69,000 14,759,100
CNA Financial Corp.
37,354 1,816,151
Erie Indemnity Co., Class A
20,859 3,673,896
Everest Re Group Ltd.
23,634 7,122,815

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 4.9% (continued)
Hanover Insurance Group, Inc.
(The) 13,755 2,056,648
Markel Corp. *
2,100 3,098,004
Marsh & McLennan Cos., Inc.
189,064 32,220,287
Mercury General Corp.
31,332 1,723,260
Progressive Corp. (The)
403,005 45,938,540
RenaissanceRe Holdings Ltd.
11,737 1,860,432
Travelers Cos., Inc. (The)
107,380 19,621,547
W R Berkley Corp.
59,131 3,937,533
White Mountains Insurance Group
Ltd. 2,292 2,604,262
247,103,691
Interactive Media & Services - 2.2%
Alphabet, Inc., Class A *
26,569 73,897,688
Meta Platforms, Inc., Class A *
172,281 38,308,403
112,206,091
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. * 23,293 75,934,015
IT Services - 5.5%
Accenture plc, Class A
204,970 69,122,033
Akamai Technologies, Inc. *
60,052 7,169,608
Amdocs Ltd.
50,280 4,133,519
Automatic Data Processing, Inc.
99,408 22,619,296
Broadridge Financial Solutions, Inc.
13,087 2,037,777
EPAM Systems, Inc. *
32,904 9,759,655
Euronet Worldwide, Inc. *
36,929 4,806,309
Jack Henry & Associates, Inc.
28,136 5,544,199
Mastercard , Inc., Class A
147,151 52,588,824
Paychex, Inc.
143,944 19,644,038
PayPal Holdings, Inc. *
31,701 3,666,221
Sabre Corp. *
476,691 5,448,578
VeriSign, Inc. *
16,204 3,604,742
Visa, Inc., Class A
288,501 63,980,867
274,125,666
Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.
138,944 18,386,460
Bio-Rad Laboratories, Inc., Class
A * 2,807 1,580,987
Bio- Techne Corp.
24,584 10,645,855
Charles River Laboratories
International, Inc. * 15,818 4,491,837
Danaher Corp.
181,447 53,223,849
Illumina, Inc. *
22,910 8,004,754
Mettler -Toledo International, Inc. *
26,122 35,870,469
PerkinElmer, Inc.
36,498 6,367,441
Thermo Fisher Scientific, Inc.
100,213 59,190,808
Waters Corp. *
18,651 5,789,084
West Pharmaceutical Services, Inc.
40,400 16,592,684
220,144,228
INVESTMENTS SHARES VALUE ($)
Machinery - 2.2%
Caterpillar, Inc.
92,711 20,657,865
Cummins, Inc.
80,173 16,444,284
Donaldson Co., Inc.
26,492 1,375,730
Dover Corp.
16,880 2,648,472
Fortive Corp.
24,093 1,467,986
IDEX Corp.
29,273 5,612,512
Illinois Tool Works, Inc.
267,122 55,935,347
Lincoln Electric Holdings, Inc.
19,883 2,740,076
Toro Co. (The)
31,020 2,651,900
109,534,172
Media - 0.0% (b)
Cable One, Inc. 1,135 1,661,912
Metals & Mining - 2.3%
Alcoa Corp.
503,773 45,354,683
Cleveland-Cliffs, Inc. *
731,816 23,571,793
Newmont Corp.
570,909 45,358,720
Royal Gold, Inc.
16,946 2,394,131
116,679,327
Multiline Retail - 1.5%
Dollar General Corp.
36,221 8,063,881
Target Corp.
318,795 67,654,675
75,718,556
Multi-Utilities - 1.8%
Ameren Corp.
191,005 17,908,629
CMS Energy Corp.
44,983 3,146,111
Consolidated Edison, Inc.
244,269 23,127,389
DTE Energy Co.
85,702 11,330,661
Public Service Enterprise Group,
Inc. 178,302 12,481,140
WEC Energy Group, Inc.
218,954 21,853,799
89,847,729
Oil, Gas & Consumable Fuels - 2.3%
ConocoPhillips
417,921 41,792,100
Devon Energy Corp.
241,164 14,260,027
EOG Resources, Inc.
325,738 38,837,742
Hess Corp.
34,958 3,741,904
Marathon Oil Corp.
586,480 14,726,513
113,358,286
Personal Products - 1.1%
Estee Lauder Cos., Inc. (The),
Class A 203,002 55,281,505
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.
37,446 2,734,682
Eli Lilly & Co.
249,228 71,371,422
Johnson & Johnson
389,761 69,077,342
Merck & Co., Inc.
159,893 13,119,221
Pfizer, Inc.
312,131 16,159,022

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 4.3% (continued)
Zoetis, Inc.
218,092 41,129,970
213,591,659
Professional Services - 0.6%
CoStar Group, Inc. *
227,850 15,177,088
FTI Consulting, Inc. *
33,337 5,241,243
Robert Half International, Inc.
47,014 5,368,059
Verisk Analytics, Inc.
32,852 7,051,025
32,837,415
Road & Rail - 2.3%
AMERCO
2,366 1,412,360
JB Hunt Transport Services, Inc.
91,560 18,384,332
Landstar System, Inc.
113,538 17,124,937
Old Dominion Freight Line, Inc.
222,198 66,366,099
Union Pacific Corp.
36,731 10,035,276
113,323,004
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.
25,044 4,136,768
Broadcom, Inc.
32,808 20,658,541
Intel Corp.
122,296 6,060,990
Lam Research Corp.
19,572 10,522,103
Monolithic Power Systems, Inc.
15,625 7,588,750
NVIDIA Corp.
39,014 10,645,360
Texas Instruments, Inc.
328,537 60,279,969
119,892,481
Software - 4.7%
Adobe, Inc. *
88,961 40,532,411
ANSYS, Inc. *
22,982 7,300,232
Cadence Design Systems, Inc. *
142,727 23,472,882
Crowdstrike Holdings, Inc., Class
A * 37,784 8,579,991
Dolby Laboratories, Inc., Class A
44,313 3,466,163
Intuit, Inc.
132,177 63,555,989
Manhattan Associates, Inc. *
33,515 4,648,866
Microsoft Corp.
239,082 73,711,371
Oracle Corp.
61,492 5,087,233
salesforce.com, Inc. *
7,001 1,486,452
Synopsys, Inc. *
16,359 5,451,964
237,293,554
Specialty Retail - 2.3%
AutoZone, Inc. *
3,226 6,595,815
Home Depot, Inc. (The)
204,253 61,139,051
Lowe's Cos., Inc.
187,349 37,880,094
Williams-Sonoma, Inc.
80,358 11,651,910
117,266,870
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc. 442,662 77,293,212
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 1.5%
Lululemon Athletica , Inc. *
81,792 29,872,892
NIKE, Inc., Class B
331,073 44,549,183
74,422,075
Tobacco - 0.8%
Altria Group, Inc.
253,168 13,228,028
Philip Morris International, Inc.
274,627 25,798,460
39,026,488
Trading Companies & Distributors - 0.3%
Fastenal Co.
80,827 4,801,124
WW Grainger, Inc.
17,520 9,036,641
13,837,765
Water Utilities - 0.2%
American Water Works Co., Inc.
58,709 9,718,101
Essential Utilities, Inc.
59,677 3,051,285
12,769,386
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. * 287,252 36,868,794
TOTAL COMMON STOCKS
(Cost $2,735,825,612) 4,819,493,228
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3.9%
Limited Purpose Cash Investment
Fund, 0.18% (c)
(Cost $196,405,792) 196,504,288 196,406,035
SECURITIES LENDING COLLATERAL - 0.4%
Investment Companies - 0.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21% (c)(d) 15,832,309 15,832,309
Limited Purpose Cash Investment
Fund 0.18% (c)(d) 4,214,328 4,212,221
TOTAL SECURITIES LENDING COLLATERAL
(Cost $20,046,637) 20,044,530
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.4%
(Cost $2,952,278,041) 5,035,943,793
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.4)% (e) (18,514,480)
NET ASSETS - 100.0% 5,017,429,313

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 179,548,582 3.6%
Consumer Discretionary 419,634,593 8.4
Consumer Staples 851,956,770 17.0
Energy 150,487,204 3.0
Financials 642,538,090 12.8
Health Care 775,934,602 15.5
Industrials 486,761,935 9.7
Information Technology 745,653,179 14.8
Materials 261,439,780 5.2
Real Estate 44,950,499 0.9
Utilities 260,587,994 5.2
Short-Term Investments 196,406,035 3.9
Securities Lending Collateral 20,044,530 0.4
Total Investments In Securities
At Value 5,035,943,793 100.4
Liabilities in Excess of Other
Assets (e) (18,514,480) (0.4)
Net Assets
$ 5,017,429,313 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 was $19,506,300.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of March 31, 2022.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 5).
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 777 6/2022 USD $ 176,019,638 $ 8,664,525
$ 8,664,525
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ (943,069) $ (943,069)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.2%
Australia - 8.6%
Aristocrat Leisure Ltd. 6,750 183,209
Cochlear Ltd. 6,115 1,020,967
CSL Ltd. 11,635 2,322,841
Evolution Mining Ltd. 105,958 349,715
Fortescue Metals Group Ltd. 54,510 837,919
Glencore plc * 335,518 2,183,118
Newcrest Mining Ltd. 104,784 2,117,411
QBE Insurance Group Ltd. 31,119 266,855
REA Group Ltd. 14,708 1,474,468
Rio Tinto plc 5,572 445,462
Sonic Healthcare Ltd. 50,988 1,346,197
South32 Ltd. 186,621 709,399
Telstra Corp. Ltd. 1,209,438 3,573,235
Treasury Wine Estates Ltd. 180,326 1,557,663
Washington H Soul Pattinson &
Co. Ltd. 26,419 563,499
Wesfarmers Ltd. 54,824 2,057,248
Woolworths Group Ltd. 101,929 2,830,041
23,839,247
—
Austria - 0.2%
Mondi plc 24,674 479,610
Belgium - 1.9%
Ageas SA/NV 4,538 229,411
Etablissements Franz Colruyt NV 23,615 977,528
Groupe Bruxelles Lambert SA 6,816 705,295
KBC Group NV 39,423 2,828,569
Proximus SADP 15,972 297,421
UCB SA 1,727 206,544
5,244,768
—
Brazil - 0.4%
Wheaton Precious Metals Corp. (1) 6,003 285,468
Yara International ASA 15,382 769,232
1,054,700
—
Canada - 11.4%
Bank of Montreal (1) 1,972 232,053
Bank of Nova Scotia (The) (1) 11,152 799,279
BCE, Inc. (1) 42,753 2,369,942
Canadian Imperial Bank of
Commerce (1) 19,115 2,320,283
Canadian National Railway Co. (1) 8,138 1,091,663
Canadian Pacific Railway Ltd. (1) 12,615 1,041,168
Canadian Utilities Ltd., Class A (1) 21,854 669,876
CGI, Inc. (1)* 8,386 668,049
Constellation Software, Inc. (1) 965 1,649,566
Emera , Inc. (1) 14,915 739,337
Fortis, Inc. (1) 36,326 1,796,614
Franco-Nevada Corp. (1) 11,897 1,893,204
George Weston Ltd. (1) 1,315 161,936
Hydro One Ltd. (1)(a) 106,210 2,861,379
Imperial Oil Ltd. (1) 5,704 276,040
Intact Financial Corp. (1) 11,764 1,738,228
Loblaw Cos. Ltd. (1) 42,867 3,846,595
Magna International, Inc. (1) 10,855 696,894
Manulife Financial Corp. (1) 6,431 137,144
Metro, Inc. (1) 32,581 1,875,398
INVESTMENTS SHARES VALUE ($)
Canada - 11.4% (continued)
Rogers Communications, Inc.,
Class B (1) 9,625 544,787
Royal Bank of Canada (1) 12,411 1,366,436
Sun Life Financial, Inc. (1) 4,802 268,112
Teck Resources Ltd., Class B (1) 19,804 799,669
Thomson Reuters Corp. (1) 4,998 542,638
Toromont Industries Ltd. (1) 2,069 196,134
Toronto-Dominion Bank (The) (1) 14,183 1,125,314
31,707,738
—
Chile - 0.5%
Antofagasta plc 67,222 1,460,662
China - 0.7%
BOC Hong Kong Holdings Ltd. 330,000 1,241,720
Chow Tai Fook Jewellery Group
Ltd. * 127,200 229,737
Wilmar International Ltd. 155,300 537,839
2,009,296
—
Denmark - 2.5%
Carlsberg A/S, Class B 1,027 126,076
Coloplast A/S, Class B 16,045 2,429,831
DSV A/S 1,792 343,447
Novo Nordisk A/S, Class B 30,756 3,411,336
Novozymes A/S, Class B 2,173 148,990
Pandora A/S 3,271 311,610
6,771,290
—
Finland - 1.7%
Elisa OYJ 11,296 681,225
Fortum OYJ 8,088 147,825
Kesko OYJ, Class B 2,956 81,616
Kone OYJ, Class B 11,971 626,444
Neste OYJ 21,566 983,262
Nokia OYJ * 79,412 437,324
Orion OYJ, Class B 31,477 1,429,585
UPM- Kymmene OYJ 10,003 326,648
4,713,929
—
France - 5.9%
Air Liquide SA 7,557 1,322,051
Arkema SA 2,272 271,595
AXA SA 3,031 88,731
Bouygues SA 5,251 183,281
Cie Generale des Etablissements
Michelin SCA 679 92,015
Danone SA 9,242 510,556
Dassault Systemes SE 20,125 988,714
Electricite de France SA 40,010 375,542
Engie SA 45,243 594,810
Hermes International 1,584 2,241,910
Ipsen SA 4,087 511,589
La Francaise des Jeux SAEM (a) 2,132 84,582
L'Oreal SA 9,056 3,617,376
Pernod Ricard SA 3,684 809,416
Remy Cointreau SA 3,386 698,285
Sanofi 6,859 701,262
Societe Generale SA 35,154 942,386
TotalEnergies SE 25,448 1,287,658
Valeo 25,475 470,548

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 5.9% (continued)
Worldline SA *(a) 7,255 314,868
16,107,175
—
Germany - 5.4%
Allianz SE (Registered) 1,648 393,556
Beiersdorf AG 20,602 2,164,321
Commerzbank AG * 13,230 100,534
Continental AG * 24,175 1,733,015
Deutsche Bank AG (Registered) * 253,280 3,189,857
Evonik Industries AG 4,769 132,304
Fresenius Medical Care AG & Co.
KGaA 14,035 940,497
FUCHS PETROLUB SE
(Preference) 14,315 519,369
Hannover Rueck SE 1,051 178,542
Henkel AG & Co. KGaA
(Preference) 13,620 911,611
Infineon Technologies AG 6,057 204,909
SAP SE 12,082 1,339,026
Scout24 SE (a) 1,507 85,917
Siemens Healthineers AG (a) 18,124 1,123,159
Telefonica Deutschland Holding AG 343,791 935,041
Uniper SE 32,124 829,898
14,781,556
—
Hong Kong - 3.5%
AIA Group Ltd. 58,400 609,806
CLP Holdings Ltd. 244,500 2,378,960
Hang Seng Bank Ltd. 15,900 305,801
HK Electric Investments & HK
Electric Investments Ltd. (b) 1,183,500 1,155,806
Hong Kong & China Gas Co. Ltd. 1,062,487 1,283,400
MTR Corp. Ltd. 149,500 805,097
Power Assets Holdings Ltd. 459,000 2,991,325
9,530,195
—
Italy - 1.1%
Assicurazioni Generali SpA 13,836 316,459
Coca-Cola HBC AG * 28,120 586,469
Davide Campari-Milano NV 54,836 636,047
DiaSorin SpA 1,963 306,607
Enel SpA 84,730 565,721
FinecoBank Banca Fineco SpA 33,219 503,935
2,915,238
—
Japan - 25.7%
Ajinomoto Co., Inc. 16,800 476,831
Asahi Group Holdings Ltd. 3,700 134,756
Astellas Pharma, Inc. 91,100 1,423,428
Bandai Namco Holdings, Inc. 13,200 1,000,949
Bridgestone Corp. 17,600 683,158
Canon, Inc. 59,500 1,450,253
Capcom Co. Ltd. 20,900 506,706
Chiba Bank Ltd. (The) 15,300 89,960
Chugai Pharmaceutical Co. Ltd. 23,400 780,821
Concordia Financial Group Ltd. 63,300 235,581
Cosmos Pharmaceutical Corp. 4,500 545,394
CyberAgent , Inc. 6,300 77,960
Dentsu Group, Inc. 20,000 817,327
Disco Corp. 1,600 447,420
INVESTMENTS SHARES VALUE ($)
Japan - 25.7% (continued)
Fast Retailing Co. Ltd. 200 102,531
FUJIFILM Holdings Corp. 20,000 1,220,799
Fujitsu Ltd. 11,400 1,708,013
Hakuhodo DY Holdings, Inc. 16,400 205,869
Hamamatsu Photonics KK 10,300 547,062
Hino Motors Ltd. 12,800 74,827
Hoya Corp. 23,000 2,621,031
Iida Group Holdings Co. Ltd. 10,800 186,202
ITOCHU Corp. 22,500 761,084
Japan Post Bank Co. Ltd. 154,200 1,238,347
Japan Tobacco, Inc. 116,600 1,991,246
Kakaku.com, Inc. 41,700 931,276
Kansai Paint Co. Ltd. 12,200 195,859
Kao Corp. 6,000 244,984
KDDI Corp. 102,600 3,363,909
Keyence Corp. 2,500 1,159,257
Kikkoman Corp. 19,000 1,258,491
Kirin Holdings Co. Ltd. 8,900 132,936
Kobayashi Pharmaceutical Co. Ltd. 5,700 456,701
Koei Tecmo Holdings Co. Ltd. 19,700 646,018
Koito Manufacturing Co. Ltd. 34,600 1,400,247
Komatsu Ltd. 13,100 314,734
Konami Holdings Corp. 1,700 107,227
Kose Corp. 1,800 188,326
Kubota Corp. 8,500 159,326
Kyocera Corp. 11,800 660,321
Kyowa Kirin Co. Ltd. 51,800 1,205,071
Lawson, Inc. 2,700 103,356
Lion Corp. 10,700 119,253
Makita Corp. 2,400 76,792
McDonald's Holdings Co. Japan
Ltd. 9,900 411,699
Medipal Holdings Corp. 96,300 1,584,535
MEIJI Holdings Co. Ltd. 5,000 271,160
MISUMI Group, Inc. 9,200 273,892
Mitsubishi Electric Corp. 10,200 116,982
Mitsui & Co. Ltd. 7,900 214,447
Murata Manufacturing Co. Ltd. 1,500 98,809
Nexon Co. Ltd. 57,100 1,366,045
Nintendo Co. Ltd. 2,300 1,160,953
Nippon Telegraph & Telephone
Corp. 101,900 2,960,593
Nissan Chemical Corp. 5,200 305,020
Nisshin Seifun Group, Inc. 41,800 583,165
Nissin Foods Holdings Co. Ltd. 7,100 497,818
Nitori Holdings Co. Ltd. 4,900 616,483
Nitto Denko Corp. 11,100 795,738
Nomura Research Institute Ltd. 27,461 895,978
NTT Data Corp. 33,000 648,525
Obic Co. Ltd. 3,700 554,175
Omron Corp. 12,600 838,512
Ono Pharmaceutical Co. Ltd. 5,900 147,886
Oracle Corp. Japan 6,600 457,360
Osaka Gas Co. Ltd. 68,800 1,178,969
Otsuka Corp. 12,900 457,387
Otsuka Holdings Co. Ltd. 21,900 756,597
Pola Orbis Holdings, Inc. 24,300 316,411
Recruit Holdings Co. Ltd. 13,300 577,846
Renesas Electronics Corp. * 72,700 842,373
Rinnai Corp. 11,800 882,685

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 25.7% (continued)
Rohm Co. Ltd. 1,100 85,404
Ryohin Keikaku Co. Ltd. 7,000 81,195
SCSK Corp. 4,500 76,953
Secom Co. Ltd. 7,800 564,267
Seven & i Holdings Co. Ltd. 31,600 1,506,600
Shin-Etsu Chemical Co. Ltd. 600 91,160
Shionogi & Co. Ltd. 14,300 878,640
Shizuoka Bank Ltd. (The) 124,400 873,103
SMC Corp. 500 279,497
SoftBank Corp. 154,200 1,798,452
Square Enix Holdings Co. Ltd. 3,800 168,335
Sumitomo Metal Mining Co. Ltd. 2,400 121,593
Sumitomo Pharma Co. Ltd. 7,400 73,007
Suntory Beverage & Food Ltd. 51,100 1,947,685
Suzuki Motor Corp. 2,300 78,821
Sysmex Corp. 10,700 774,974
T&D Holdings, Inc. 193,400 2,625,982
Taisho Pharmaceutical Holdings
Co. Ltd. 4,900 227,466
TIS, Inc. 29,700 695,057
Tokio Marine Holdings, Inc. 3,500 203,676
Tokyo Century Corp. 2,100 76,988
Tokyo Electron Ltd. 500 256,781
Toyo Suisan Kaisha Ltd. 38,200 1,366,878
Toyota Motor Corp. 19,000 342,722
Trend Micro, Inc. 16,500 963,569
Tsuruha Holdings, Inc. 3,800 241,293
Unicharm Corp. 31,500 1,131,665
USS Co. Ltd. 24,500 411,690
Yakult Honsha Co. Ltd. 20,300 1,082,881
70,890,016
—
Netherlands - 1.6%
Adyen NV *(a) 62 122,803
Akzo Nobel NV 3,253 279,505
ASML Holding NV 2,274 1,519,537
Koninklijke Ahold Delhaize NV 41,543 1,336,252
NN Group NV 10,157 514,744
Randstad NV 9,566 575,442
4,348,283
—
Norway - 1.8%
Gjensidige Forsikring ASA 35,239 873,829
Mowi ASA 31,189 840,104
Norsk Hydro ASA 118,225 1,148,660
Orkla ASA 138,354 1,229,206
Telenor ASA 57,880 830,551
4,922,350
—
Portugal - 0.2%
Jeronimo Martins SGPS SA 23,093 554,000
Singapore - 3.3%
DBS Group Holdings Ltd. 76,300 1,999,230
Oversea-Chinese Banking Corp.
Ltd. 313,200 2,841,305
Singapore Telecommunications Ltd. 504,500 979,613
United Overseas Bank Ltd. 112,200 2,625,255
Venture Corp. Ltd. 47,200 608,269
9,053,672
—
INVESTMENTS SHARES VALUE ($)
South Africa - 0.6%
Anglo American plc 30,199 1,569,212
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria
SA 280,559 1,601,973
CaixaBank SA 283,777 962,538
Endesa SA 8,628 188,122
Iberdrola SA 72,838 796,118
Red Electrica Corp. SA 14,244 292,444
3,841,195
—
Sweden - 3.0%
Atlas Copco AB, Class A 8,423 437,204
Boliden AB 13,553 683,684
Essity AB, Class B 57,317 1,352,626
Industrivarden AB, Class A 30,809 873,770
Investor AB, Class B 82,857 1,800,336
L E Lundbergforetagen AB, Class B 10,068 510,975
Sandvik AB 10,329 219,417
Securitas AB, Class B 28,881 325,816
SKF AB, Class B 14,446 235,556
Svenska Cellulosa AB SCA, Class
B 9,174 178,138
Swedish Match AB 104,080 782,685
Tele2 AB, Class B 22,824 345,003
Volvo AB, Class B 23,056 430,118
8,175,328
—
Switzerland - 6.5%
Barry Callebaut AG (Registered) 152 356,357
Chocoladefabriken Lindt &
Spruengli AG 93 1,106,878
EMS- Chemie Holding AG
(Registered) 677 657,912
Geberit AG (Registered) 569 350,764
Kuehne + Nagel International AG
(Registered) 4,123 1,170,640
Nestle SA (Registered) 29,022 3,773,401
Novartis AG (Registered) 10,651 935,068
Partners Group Holding AG 671 830,834
Roche Holding AG 6,493 2,569,032
Schindler Holding AG 2,206 472,680
SGS SA (Registered) 50 139,007
Sika AG (Registered) 1,671 552,857
Sonova Holding AG (Registered) 3,148 1,315,040
Straumann Holding AG
(Registered) 251 400,769
Swisscom AG (Registered) 4,769 2,865,245
Zurich Insurance Group AG 603 297,822
17,794,306
—
United Kingdom - 5.8%
Admiral Group plc 43,723 1,466,242
Ashtead Group plc 2,439 153,570
Associated British Foods plc 4,968 107,921
AstraZeneca plc 12,923 1,713,758
Auto Trader Group plc (a) 192,799 1,591,610
Aviva plc 105,018 621,382
BP plc 71,916 352,560
British American Tobacco plc 12,360 519,086
Diageo plc 61,975 3,143,655

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 5.8% (continued)
Hargreaves Lansdown plc 6,678 88,022
Intertek Group plc 1,716 117,062
J Sainsbury plc 230,061 761,453
Kingfisher plc 108,365 361,684
National Grid plc 71,175 1,093,833
Next plc 5,272 414,646
Persimmon plc 19,831 556,089
Reckitt Benckiser Group plc 5,551 423,463
Sage Group plc (The) 125,322 1,148,287
Smith & Nephew plc 27,031 429,925
Tesco plc 69,105 250,181
Unilever plc 11,413 518,182
15,832,611
—
United States - 0.5%
Ferguson plc 3,146 426,221
GlaxoSmithKline plc 17,766 384,402
QIAGEN NV * 7,200 353,303
Stellantis NV 19,524 316,083
1,480,009
—
TOTAL COMMON STOCKS
(Cost $215,656,861) 259,076,386
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.18% (1)(c)
(Cost $13,034,206) 13,041,135 13,034,614
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $228,691,067) 272,111,000
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (d) 2,894,593
NET ASSETS - 100.0% 275,005,593
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 30,684,729 11.1%
Consumer Discretionary 15,947,652 5.8
Consumer Staples 53,582,055 19.5
Energy 3,463,019 1.3
Financials 43,140,201 15.7
Health Care 34,325,170 12.5
Industrials 13,297,061 4.8
Information Technology 23,065,357 8.4
Materials 21,631,164 7.9
Utilities 19,939,978 7.2
Short-Term Investments 13,034,614 4.7
Total Investments In Securities
At Value 272,111,000 98.9
Other Assets in Excess of
Liabilities (d) 2,894,593 1.1
Net Assets
$ 275,005,593 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $6,184,318, which represents approximately 2.25% of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2022, the value of these securities amounted to $1,155,806 or 0.42% of net assets.
(c) Represents 7-day effective yield as of March 31, 2022.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 116 6/2022 USD $ 12,437,520 $ 533,574
$ 533,574

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ (48,219) $ (48,219)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.7%
Australia - 2.1%
ASX Ltd. (2) 891 54,200
Aurizon Holdings Ltd. (2) 234,956 645,811
BHP Group Ltd. (2) 25,052 965,692
BHP Group Ltd. 14,646 567,956
BlueScope Steel Ltd. (2) 47,681 741,444
Dexus , REIT (2) 14,068 114,832
Goodman Group, REIT (2) 25,367 431,151
GPT Group (The), REIT (2) 42,925 165,575
Lendlease Corp. Ltd. (2) 2,927 24,399
Mirvac Group, REIT (2) 95,677 177,410
Rio Tinto plc (2) 31,723 2,536,145
Scentre Group, REIT (2) 90,560 205,902
South32 Ltd. (2) 84,178 319,984
Stockland, REIT (2) 49,658 157,366
Suncorp Group Ltd. (2) 11,259 93,334
Vicinity Centres , REIT (2) 97,628 135,474
7,336,675
—
Belgium - 0.1%
Ageas SA/NV (2) 1,861 94,080
Proximus SADP (2) 16,114 300,065
394,145
—
Canada - 4.0%
Barrick Gold Corp. 20,528 503,450
Canadian Natural Resources Ltd. 13,939 863,111
Enbridge, Inc. 6,594 303,551
Fairfax Financial Holdings Ltd. 2,318 1,264,605
Great-West Lifeco , Inc. 1,345 39,635
Imperial Oil Ltd. 9,438 456,744
Kinross Gold Corp. 424,236 2,490,815
Manulife Financial Corp. 14,631 312,013
Onex Corp. 18,206 1,220,093
Open Text Corp. 5,900 250,177
Power Corp. of Canada 7,139 220,997
RioCan , REIT 11,451 231,099
Ritchie Bros Auctioneers, Inc. 6,539 386,225
Suncor Energy, Inc. 123,977 4,036,207
TC Energy Corp. 1,689 95,262
Thomson Reuters Corp. 3,137 340,587
West Fraser Timber Co. Ltd. 3,102 255,227
Yamana Gold, Inc. 75,628 422,256
13,692,054
—
Chile - 0.1%
Lundin Mining Corp. 18,536 187,858
Denmark - 0.8%
AP Moller - Maersk A/S, Class B (2) 851 2,557,224
Danske Bank A/S (2) 5,712 95,020
Novo Nordisk A/S, Class B (2) 1,049 116,351
2,768,595
—
Finland - 0.1%
Kesko OYJ, Class B (2) 2,994 82,665
Kone OYJ, Class B (2) 4,872 254,952
337,617
—
INVESTMENTS SHARES VALUE ($)
France - 2.1%
BNP Paribas SA (2) 9,012 514,988
Carrefour SA (2) 139,940 3,045,384
Cie de Saint-Gobain (2) 18,387 1,094,034
CNP Assurances (2) 9,698 233,474
Electricite de France SA (2) 56,583 531,099
Ipsen SA (2) 2,986 373,772
Orange SA (2) 41,705 493,841
Publicis Groupe SA (2) 2,469 149,853
SEB SA (2) 1,501 209,331
Societe Generale SA (2) 5,908 158,378
Unibail - Rodamco -Westfield, REIT
(2)* 3,473 260,153
7,064,307
—
Germany - 1.5%
Bayerische Motoren Werke AG (2) 4,695 405,731
Commerzbank AG (2)* 19,998 151,963
Deutsche Bank AG (Registered)
(2)* 68,780 866,229
Deutsche Post AG (Registered) (2) 63,223 3,019,017
Fresenius SE & Co. KGaA (2) 1,365 50,118
Merck KGaA (2) 2,424 506,215
Porsche Automobil Holding SE
(Preference) (2) 865 83,208
5,082,481
—
Hong Kong - 0.2%
CK Infrastructure Holdings Ltd. (2) 2,749 18,377
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 246,976
Link, REIT (2) 18,329 156,094
WH Group Ltd. (2)(a) 371,000 232,971
654,418
—
Italy - 0.6%
Enel SpA (2) 14,551 97,153
Eni SpA (2) 128,186 1,869,366
Telecom Italia SpA (2) 307,873 113,029
2,079,548
—
Japan - 5.7%
Aisin Corp. (2) 19,000 649,375
Brother Industries Ltd. (2) 22,100 401,898
Chubu Electric Power Co., Inc. (2) 20,200 209,067
Dai-ichi Life Holdings, Inc. (2) 21,100 428,769
Daito Trust Construction Co. Ltd.
(2) 486 51,586
Daiwa House Industry Co. Ltd. (2) 2,451 63,894
ENEOS Holdings, Inc. (2) 436,900 1,633,449
Hitachi Metals Ltd. (2)* 12,300 205,782
Honda Motor Co. Ltd. (2) 5,700 161,571
Hulic Co. Ltd. (2) 1,500 13,457
Idemitsu Kosan Co. Ltd. (2) 17,600 485,153
Inpex Corp. (2) 162,700 1,912,919
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 180,574
Japan Post Holdings Co. Ltd. (2) 27,700 203,436
Japan Post Insurance Co. Ltd. (2) 37,700 656,552
Japan Real Estate Investment
Corp., REIT (2) 30 157,129

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 5.7% (continued)
Kajima Corp. (2) 65,100 792,053
Marubeni Corp. (2) 102,200 1,186,768
Mitsubishi Estate Co. Ltd. (2) 5,764 85,829
Mitsui Fudosan Co. Ltd. (2) 4,598 98,408
Mizuho Financial Group, Inc. (2) 184,900 2,358,469
Nippon Building Fund, Inc., REIT
(2) 21 119,129
Nippon Steel Corp. (2) 42,900 756,956
Nitto Denko Corp. (2) 9,100 652,362
Nomura Holdings, Inc. (2) 26,600 111,873
Nomura Real Estate Holdings, Inc.
(2) 1,000 23,949
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 154,663
Obayashi Corp. (2) 125,900 924,073
Resona Holdings, Inc. (2) 252,900 1,077,187
Shimizu Corp. (2) 29,500 177,034
Subaru Corp. (2) 21,100 335,131
Sumitomo Corp. (2) 29,700 514,364
Sumitomo Mitsui Financial Group,
Inc. (2) 4,500 142,148
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 72,620
Taisei Corp. (2) 21,000 606,251
Tokyo Electric Power Co. Holdings,
Inc. (2)* 405,700 1,339,210
Toshiba Corp. (2) 9,300 353,339
Tosoh Corp. (2) 5,800 85,721
Toyota Tsusho Corp. (2) 4,300 176,480
19,558,628
—
Luxembourg - 0.2%
Eurofins Scientific SE (2) 5,875 581,171
Netherlands - 1.3%
ING Groep NV (2) 19,668 205,352
Koninklijke Ahold Delhaize NV (2) 90,294 2,904,354
NN Group NV (2) 6,490 328,905
Shell plc (2) 38,971 1,068,145
4,506,756
—
Russia - 0.0% (b)
Evraz plc (3)(c) 77,212 26,979
Singapore - 0.3%
Singapore Exchange Ltd. (2) 4,067 29,805
STMicroelectronics NV (2) 21,960 954,469
984,274
—
Spain - 1.4%
Banco Santander SA (2) 97,211 330,511
Enagas SA (2) 47,209 1,048,337
Endesa SA (2) 70,391 1,534,780
Repsol SA (2) 124,664 1,632,998
Telefonica SA (2) 91,973 445,725
4,992,351
—
Sweden - 1.0%
Electrolux AB, Series B (2) 45,592 689,921
Husqvarna AB, Class B (2) 28,008 292,172
Investor AB, Class B (2) 8,816 191,556
INVESTMENTS SHARES VALUE ($)
Sweden - 1.0% (continued)
Kinnevik AB, Class B (2)* 1,380 35,985
Skanska AB, Class B (2) 7,341 164,234
Svenska Handelsbanken AB, Class
A (2) 175,264 1,611,631
Swedbank AB, Class A (2) 12,071 180,288
Telefonaktiebolaget LM Ericsson,
Class B (2) 26,048 237,442
3,403,229
—
Switzerland - 1.5%
Adecco Group AG (Registered) (2) 11,559 524,334
Holcim Ltd. (2)* 24,036 1,169,034
Novartis AG (Registered) (2) 14,239 1,250,063
Roche Holding AG (2) 1,545 611,298
SGS SA (Registered) (2) 51 141,787
Swiss Life Holding AG (Registered)
(2) 1,002 642,088
UBS Group AG (Registered) (2) 46,154 901,910
5,240,514
—
United Kingdom - 2.7%
3i Group plc (2) 9,545 172,596
Aviva plc (2) 414,686 2,453,661
BAE Systems plc (2) 11,622 109,148
BP plc (2) 589,009 2,887,548
CK Hutchison Holdings Ltd. (2) 248,500 1,817,134
Imperial Brands plc (2) 7,109 149,749
Kingfisher plc (2) 30,553 101,975
Liberty Global plc, Class C * 10,877 281,823
M&G plc (2) 52,094 150,100
Sage Group plc (The) (2) 41,054 376,165
Tesco plc (2) 23,800 86,163
Unilever plc (2) 13,216 600,043
Vodafone Group plc (2) 146,896 240,878
9,426,983
—
United States - 61.0%
Accenture plc, Class A 1,210 408,048
Activision Blizzard, Inc. 3,912 313,390
Advanced Micro Devices, Inc. * 5,079 555,338
Alleghany Corp. * 2,172 1,839,684
Allegion plc 6,705 736,075
Allstate Corp. (The) 26,237 3,634,087
Ally Financial, Inc. 19,169 833,468
Alphabet, Inc., Class A * 598 1,663,247
Alphabet, Inc., Class C * 1,466 4,094,523
Altria Group, Inc. 19,623 1,025,302
Amazon.com, Inc. * 1,539 5,017,062
AMERCO 667 398,159
American Tower Corp., REIT 4,396 1,104,363
AmerisourceBergen Corp. 11,227 1,736,929
AMETEK, Inc. 1,964 261,566
Anthem, Inc. 2,984 1,465,800
Apple, Inc. 80,194 14,002,673
Applied Materials, Inc. 4,791 631,454
Arch Capital Group Ltd. * 16,903 818,443
Arrow Electronics, Inc. * 17,401 2,064,281
Assurant, Inc. 1,084 197,104
AT&T, Inc. 35,504 838,960
AutoZone, Inc. * 1,149 2,349,222

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 61.0% (continued)
AvalonBay Communities, Inc., REIT 811 201,428
Bath & Body Works, Inc. 23,950 1,144,810
Berkshire Hathaway, Inc., Class B * 6,896 2,433,667
Best Buy Co., Inc. 5,827 529,674
Biogen, Inc. * 4,193 883,046
Bio-Rad Laboratories, Inc., Class
A * 1,569 883,708
BlackRock, Inc. 1,809 1,382,384
Block, Inc. * 770 104,412
Booking Holdings, Inc. * 422 991,046
Bristol-Myers Squibb Co. 22,040 1,609,581
Broadcom, Inc. 2,692 1,695,099
Capital One Financial Corp. 16,598 2,179,151
Cardinal Health, Inc. 16,208 918,994
CDW Corp. 3,638 650,802
Chevron Corp. 19,683 3,204,983
Chubb Ltd. 16,381 3,503,896
Cigna Corp. 5,111 1,224,647
Cintas Corp. 1,129 480,265
Citigroup, Inc. 31,605 1,687,707
Citizens Financial Group, Inc. 4,391 199,044
Coca-Cola Co. (The) 21,962 1,361,644
ConocoPhillips 21,015 2,101,500
Costco Wholesale Corp. 3,247 1,869,785
Coterra Energy, Inc. 30,115 812,202
Crown Castle International Corp.,
REIT 1,970 363,662
CVS Health Corp. 11,393 1,153,086
Dell Technologies, Inc., Class C * 30,943 1,553,029
Devon Energy Corp. 28,952 1,711,932
Digital Realty Trust, Inc., REIT 849 120,388
DocuSign, Inc. * 15,683 1,679,963
Dover Corp. 4,015 629,954
DR Horton, Inc. 3,813 284,107
Duke Energy Corp. 7,514 839,013
Eaton Corp. plc 1,661 252,073
Entergy Corp. 2,718 317,327
EOG Resources, Inc. 19,157 2,284,089
EPAM Systems, Inc. * 4,530 1,343,643
Equinix , Inc., REIT 222 164,640
Equitable Holdings, Inc. 9,178 283,692
Equity Residential, REIT 2,048 184,156
Everest Re Group Ltd. 6,459 1,946,613
Exxon Mobil Corp. 1,675 138,338
Fidelity National Financial, Inc. 6,733 328,840
FirstEnergy Corp. 11,378 521,795
Ford Motor Co. 98,370 1,663,437
Franklin Resources, Inc. 6,092 170,089
Gartner, Inc. * 4,642 1,380,809
General Dynamics Corp. 1,888 455,348
General Motors Co. * 8,762 383,250
Genuine Parts Co. 9,693 1,221,512
Global Payments, Inc. 11,171 1,528,640
GoDaddy , Inc., Class A * 10,097 845,119
Goldman Sachs Group, Inc. (The) 9,757 3,220,786
Halliburton Co. 8,458 320,304
Hartford Financial Services Group,
Inc. (The) 12,065 866,388
HCA Healthcare, Inc. 2,117 530,563
Hologic , Inc. * 5,018 385,483
INVESTMENTS SHARES VALUE ($)
United States - 61.0% (continued)
Humana, Inc. 1,058 460,410
Incyte Corp. * 7,037 558,879
Intel Corp. 48,175 2,387,553
International Business Machines
Corp. 6,541 850,461
International Paper Co. 25,733 1,187,578
Invesco Ltd. 46,210 1,065,603
IPG Photonics Corp. * 1,930 211,837
Johnson & Johnson 9,714 1,721,612
JPMorgan Chase & Co. 19,654 2,679,233
Kinder Morgan, Inc. 16,373 309,613
KLA Corp. 2,343 857,679
Lam Research Corp. 2,401 1,290,802
Lear Corp. 2,476 353,053
Lennar Corp., Class A 20,251 1,643,774
Lennox International, Inc. 7,905 2,038,383
LKQ Corp. 4,267 193,764
Lockheed Martin Corp. 531 234,383
Lowe's Cos., Inc. 3,783 764,885
LyondellBasell Industries NV, Class
A 1,598 164,306
Markel Corp. * 1,960 2,891,470
Masco Corp. 2,812 143,412
Masimo Corp. * 2,602 378,695
Mastercard , Inc., Class A 1,113 397,764
McDonald's Corp. 647 159,990
McKesson Corp. 9,520 2,914,358
Medtronic plc 5,956 660,818
Merck & Co., Inc. 21,532 1,766,701
Meta Platforms, Inc., Class A * 15,486 3,443,467
MetLife, Inc. 5,363 376,912
MGM Resorts International 7,343 307,965
Microchip Technology, Inc. 1,606 120,675
Microsoft Corp. 32,873 10,135,074
Moderna , Inc. * 9,635 1,659,725
Mohawk Industries, Inc. * 4,831 600,010
Molina Healthcare, Inc. * 3,309 1,103,849
Mosaic Co. (The) 6,308 419,482
Nordson Corp. 5,437 1,234,634
NRG Energy, Inc. 51,233 1,965,298
Nucor Corp. 12,259 1,822,300
NVIDIA Corp. 5,302 1,446,704
NVR, Inc. * 211 942,594
ON Semiconductor Corp. * 10,178 637,245
O'Reilly Automotive, Inc. * 2,974 2,037,071
Otis Worldwide Corp. 3,735 287,408
Owens Corning 15,576 1,425,204
PACCAR, Inc. 6,235 549,116
PayPal Holdings, Inc. * 5,932 686,036
Pentair plc 4,836 262,160
Pfizer, Inc. 80,680 4,176,803
Philip Morris International, Inc. 14,212 1,335,075
Prologis, Inc., REIT 2,980 481,210
Public Storage, REIT 2,484 969,456
PulteGroup, Inc. 28,984 1,214,430
QIAGEN NV (2)* 1,860 91,270
Qorvo , Inc. * 9,421 1,169,146
QUALCOMM, Inc. 7,919 1,210,182
Quest Diagnostics, Inc. 2,756 377,186
Regeneron Pharmaceuticals, Inc. * 3,634 2,538,058

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 61.0% (continued)
Republic Services, Inc. 8,342 1,105,315
Ross Stores, Inc. 15,626 1,413,528
Sealed Air Corp. 7,350 492,156
Simon Property Group, Inc., REIT 1,723 226,678
Skyworks Solutions, Inc. 3,844 512,328
Snap-on, Inc. 459 94,315
Stanley Black & Decker, Inc. 864 120,779
Starbucks Corp. 3,241 294,834
Steel Dynamics, Inc. 5,245 437,590
Stellantis NV (2) 10,244 166,287
Stellantis NV (2) 26,519 429,329
Swiss Re AG (2) 2,505 238,461
Synchrony Financial 3,079 107,180
Synopsys, Inc. * 5,155 1,718,007
Tesla, Inc. * 2,408 2,594,861
Texas Instruments, Inc. 3,188 584,934
Thermo Fisher Scientific, Inc. 841 496,737
Tractor Supply Co. 4,101 957,050
Trade Desk, Inc. (The), Class A * 4,142 286,834
Travelers Cos., Inc. (The) 13,299 2,430,126
Tyson Foods, Inc., Class A 11,446 1,025,905
Ulta Beauty, Inc. * 3,573 1,422,840
UnitedHealth Group, Inc. 2,765 1,410,067
US Bancorp 5,456 289,986
VMware, Inc., Class A 1,365 155,433
W R Berkley Corp. 11,188 745,009
Walgreens Boots Alliance, Inc. 10,370 464,265
Walmart, Inc. 29,146 4,340,421
Waste Connections, Inc. 2,020 282,194
Wells Fargo & Co. 13,503 654,355
Welltower , Inc., REIT 3,001 288,516
Western Digital Corp. * 40,500 2,010,825
Western Union Co. (The) 4,814 90,214
Whirlpool Corp. 3,578 618,207
Zebra Technologies Corp., Class
A * 2,394 990,398
Zoetis, Inc. 1,220 230,080
210,153,526
—
TOTAL COMMON STOCKS
(Cost $241,332,544) 298,472,109
SHORT-TERM INVESTMENTS - 11.6%
INVESTMENT COMPANIES - 11.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.17% (d)(e) 5,576,568 5,576,568
Limited Purpose Cash Investment
Fund, 0.18% (d) 34,375,993 34,358,805
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,934,431) 39,935,373
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.3%
(Cost $281,266,975) 338,407,482
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.7% (f) 5,939,359
NET ASSETS - 100.0% 344,346,841
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 12,378,801 3.6%
Consumer Discretionary 32,334,836 9.4
Consumer Staples 18,523,727 5.4
Energy 28,127,415 8.2
Financials 54,782,179 15.9
Health Care 34,826,073 10.1
Industrials 27,067,766 7.8
Information Technology 58,413,590 17.0
Materials 16,411,074 4.8
Real Estate 7,185,192 2.1
Utilities 8,421,456 2.4
Short-Term Investments 39,935,373 11.6
Total Investments In Securities
At Value 338,407,482 98.3
Other Assets in Excess of
Liabilities (f) 5,939,359 1.7
Net Assets
$ 344,346,841 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $232,971, which represents approximately 0.07% of net assets of the fund.
(b) Represents less than 0.05% of net assets.
(c) Security fair valued using significant unobservable inputs (Level 3)
as of March 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March
31, 2022 amounted to $26,979, which represents approximately
0.01% of net assets of the fund.
(d) Represents 7-day effective yield as of March 31, 2022.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/27/2022 ILS 2,223,408 $ 5,890
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 AUD 1,417,966 66,705
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.80%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 EUR 319,589 19,961
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.55%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 EUR 297,853 24,584
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.61%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 JPY 471,088,390 389,372
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 EUR 2,081,083 164,317
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 SGD 148,056 8,264
679,093

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/17/2022 CHF (11,191,620) $ (533,888)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.55%) Monthly JPMC 06/15/2022 EUR (2,439,088) (93,029)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-2.80%) Monthly JPMC 06/15/2022 SEK (2,047,486) (6,195)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-1.20%) Monthly JPMC 06/15/2022 CHF (216,737) (13,452)
(646,564)
$ 32,529
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 12 4/2022 EUR $ 1,922,247 $ 138,676
Amsterdam Exchange Index 40 4/2022 EUR 6,407,489 123,662
CAC 40 10 Euro Index 240 4/2022 EUR 17,675,662 682,546
MSCI Singapore Index 51 4/2022 SGD 1,259,996 12,618
FTSE 100 Index 22 6/2022 GBP 2,163,476 32,570
FTSE/MIB Index 6 6/2022 EUR 809,974 29,888
FTSE/MIB Index 61 6/2022 EUR 8,234,737 477,909
S&P 500 E-Mini Index 15 6/2022 USD 3,398,063 596
SPI 200 Index 48 6/2022 AUD 6,715,843 295,524
TOPIX Index 101 6/2022 JPY 16,148,882 1,181,417
2,975,406
Short Contracts
Hang Seng Index (21) 4/2022 HKD (2,947,608) (41,074)
IBEX 35 Index (2) 4/2022 EUR (186,202) (2,133)
OMXS30 Index (17) 4/2022 SEK (376,978) 2,280
DAX Index (14) 6/2022 EUR (5,588,277) 34,367
S&P/TSX 60 Index (44) 6/2022 CAD (9,271,272) (185,312)
(191,872)
$ 2,783,534

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 23,941,033 USD 17,394,748 CITG 6/15/2022 $ 542,987
AUD 23,941,030 USD 17,394,767 JPMC 6/15/2022 542,966
CAD 9,913,699 USD 7,803,748 CITG 6/15/2022 124,796
CAD 9,913,699 USD 7,803,758 JPMC 6/15/2022 124,787
DKK 1,861,500 USD 275,311 CITG 6/15/2022 2,305
DKK 1,861,500 USD 275,311 JPMC 6/15/2022 2,305
EUR 4,518,500 USD 4,974,891 CITG 6/15/2022 37,859
EUR 4,518,500 USD 4,974,897 JPMC 6/15/2022 37,852
ILS 1,206,001 USD 374,099 CITG 6/15/2022 4,674
ILS 1,205,998 USD 374,099 JPMC 6/15/2022 4,674
NOK 56,374,001 USD 6,294,883 CITG 6/15/2022 105,385
NOK 56,373,999 USD 6,294,890 JPMC 6/15/2022 105,377
SEK 136,566,000 USD 14,313,114 CITG 6/15/2022 238,738
SEK 136,566,000 USD 14,313,132 JPMC 6/15/2022 238,719
SGD 189,000 USD 139,143 CITG 6/15/2022 303
SGD 189,000 USD 139,143 JPMC 6/15/2022 303
USD 3,194,823 CHF 2,931,501 CITG 6/15/2022 12,323
USD 3,194,817 CHF 2,931,499 JPMC 6/15/2022 12,319
USD 471,165 DKK 3,110,500 CITG 6/15/2022 7,280
USD 471,165 DKK 3,110,500 JPMC 6/15/2022 7,280
USD 4,864,386 EUR 4,353,503 CITG 6/15/2022 34,682
USD 4,864,374 EUR 4,353,497 JPMC 6/15/2022 34,677
USD 20,013,843 GBP 15,033,502 CITG 6/15/2022 270,767
USD 20,013,817 GBP 15,033,501 JPMC 6/15/2022 270,740
USD 313,430 HKD 2,449,500 CITG 6/15/2022 394
USD 313,429 HKD 2,449,500 JPMC 6/15/2022 394
USD 12,012,060 JPY 1,406,525,501 CITG 6/15/2022 435,981
USD 12,012,045 JPY 1,406,525,499 JPMC 6/15/2022 435,966
USD 29,625 SGD 40,000 CITG 6/15/2022 112
USD 29,625 SGD 40,000 JPMC 6/15/2022 112
Total unrealized appreciation 3,637,057
AUD 4,100,500 USD 3,085,635 CITG 6/15/2022 (13,350)
AUD 4,100,500 USD 3,085,639 JPMC 6/15/2022 (13,355)
CHF 4,500 USD 4,907 CITG 6/15/2022 (22)
CHF 4,500 USD 4,907 JPMC 6/15/2022 (22)
DKK 1,951,500 USD 294,593 CITG 6/15/2022 (3,555)
DKK 1,951,500 USD 294,594 JPMC 6/15/2022 (3,555)
EUR 8,354,199 USD 9,341,684 CITG 6/15/2022 (73,675)
EUR 8,354,193 USD 9,341,689 JPMC 6/15/2022 (73,686)
GBP 11,169,000 USD 15,098,266 CITG 6/15/2022 (430,332)
GBP 11,169,000 USD 15,098,285 JPMC 6/15/2022 (430,350)
HKD 3,322,000 USD 425,301 CITG 6/15/2022 (764)
HKD 3,322,000 USD 425,301 JPMC 6/15/2022 (764)
JPY 2,438,040,001 USD 21,116,868 CITG 6/15/2022 (1,051,149)
JPY 2,438,039,999 USD 21,116,894 JPMC 6/15/2022 (1,051,177)
NOK 1,005,500 USD 114,417 CITG 6/15/2022 (261)
NOK 1,005,500 USD 114,417 JPMC 6/15/2022 (261)
NZD 1,875,000 USD 1,301,509 CITG 6/15/2022 (3,688)
NZD 1,875,000 USD 1,301,511 JPMC 6/15/2022 (3,689)
SEK 79,945,000 USD 8,568,472 CITG 6/15/2022 (49,897)
SEK 79,944,999 USD 8,568,482 JPMC 6/15/2022 (49,908)
SGD 856,500 USD 634,391 CITG 6/15/2022 (2,459)
SGD 856,500 USD 634,391 JPMC 6/15/2022 (2,460)
USD 2,197,838 AUD 3,055,500 CITG 6/15/2022 (91,485)
USD 2,197,835 AUD 3,055,500 JPMC 6/15/2022 (91,488)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,268,533 CAD 6,709,500 CITG 6/15/2022 $ (97,433)
USD 5,268,527 CAD 6,709,500 JPMC 6/15/2022 (97,440)
USD 39,087 CHF 36,500 CITG 6/15/2022 (538)
USD 39,087 CHF 36,500 JPMC 6/15/2022 (538)
USD 258,194 DKK 1,740,000 CITG 6/15/2022 (1,302)
USD 258,194 DKK 1,740,000 JPMC 6/15/2022 (1,302)
USD 7,920,106 EUR 7,198,000 CITG 6/15/2022 (65,235)
USD 7,920,096 EUR 7,198,000 JPMC 6/15/2022 (65,246)
USD 6,651,648 GBP 5,081,500 CITG 6/15/2022 (21,744)
USD 6,651,640 GBP 5,081,500 JPMC 6/15/2022 (21,751)
USD 31,291 ILS 101,500 CITG 6/15/2022 (587)
USD 31,291 ILS 101,500 JPMC 6/15/2022 (587)
USD 10,667,163 JPY 1,305,059,500 CITG 6/15/2022 (73,823)
USD 10,667,150 JPY 1,305,059,500 JPMC 6/15/2022 (73,837)
USD 5,330,045 NOK 47,513,500 CITG 6/15/2022 (64,270)
USD 5,330,038 NOK 47,513,499 JPMC 6/15/2022 (64,276)
USD 10,919,687 NZD 16,290,000 CITG 6/15/2022 (355,789)
USD 10,919,672 NZD 16,289,999 JPMC 6/15/2022 (355,802)
USD 13,048,259 SEK 125,845,500 CITG 6/15/2022 (361,265)
USD 13,048,243 SEK 125,845,500 JPMC 6/15/2022 (361,281)
USD 49,984 SGD 68,000 CITG 6/15/2022 (186)
USD 49,984 SGD 68,000 JPMC 6/15/2022 (186)
Total unrealized depreciation (5,525,770)
Net unrealized depreciation $ (1,888,713)
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 1,524,473 $ 1,524,473
CITG
Investment Companies 3,066,097 – 3,066,097
GSCO
Cash – 1,385,690 1,385,690
GSIN
Cash 30,012 – 30,012
JPMC
Investment Companies 2,510,471 – 2,510,471

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 83.8%
Australia - 9.0%
Ampol Ltd. 15,817 359,328
Aristocrat Leisure Ltd. 1,184 32,136
ASX Ltd. 528 32,118
Aurizon Holdings Ltd. 195,354 536,959
Australia & New Zealand Banking
Group Ltd. 1,512 30,982
BHP Group Ltd. 16,452 634,183
BlueScope Steel Ltd. 33,768 525,096
CSL Ltd. 401 80,057
Dexus , REIT 14,183 115,771
Goodman Group, REIT 2,207 37,511
GPT Group (The), REIT 27,146 104,711
Lendlease Corp. Ltd. 1,854 15,455
Mirvac Group, REIT 9,374 17,382
QBE Insurance Group Ltd. 11,685 100,203
Rio Tinto Ltd. 1,187 106,118
Rio Tinto plc 9,876 789,552
Sonic Healthcare Ltd. 5,641 148,935
South32 Ltd. 90,233 343,001
Suncorp Group Ltd. 49,471 410,099
Tabcorp Holdings Ltd. 13,374 53,283
Woodside Petroleum Ltd. 1,740 41,815
4,514,695
—
Belgium - 1.2%
Ageas SA/NV 6,647 336,027
Etablissements Franz Colruyt NV 318 13,163
Groupe Bruxelles Lambert SA 289 29,905
KBC Group NV 665 47,713
Proximus SADP 7,703 143,441
Umicore SA 777 33,588
603,837
—
China - 0.3%
BOC Hong Kong Holdings Ltd. 16,737 62,978
SITC International Holdings Co.
Ltd. 30,000 104,901
167,879
—
Denmark - 2.6%
AP Moller - Maersk A/S, Class B 117 351,581
Chr Hansen Holding A/S 1,016 74,602
Coloplast A/S, Class B 772 116,911
Danske Bank A/S 1,822 30,309
Genmab A/S * 459 165,769
Novo Nordisk A/S, Class B 5,178 574,323
1,313,495
—
Finland - 1.2%
Kone OYJ, Class B 7,862 411,420
Nokia OYJ * 20,664 113,797
Wartsila OYJ Abp 8,866 80,954
606,171
—
France - 8.6%
BioMerieux 291 31,059
BNP Paribas SA 2,922 166,977
Bouygues SA 5,644 196,999
Carrefour SA 17,565 382,251
INVESTMENTS SHARES VALUE ($)
France - 8.6% (continued)
Cie de Saint-Gobain 9,818 584,174
CNP Assurances 644 15,504
Credit Agricole SA 4,518 53,984
Electricite de France SA 15,192 142,595
Ipsen SA 4,262 533,495
La Francaise des Jeux SAEM (a) 6,773 268,703
Orange SA 49,590 587,209
Publicis Groupe SA 8,907 540,598
SEB SA 3,438 479,466
Societe Generale SA 2,176 58,333
TotalEnergies SE 4,638 234,681
Unibail - Rodamco -Westfield, REIT * 210 15,731
4,291,759
—
Germany - 5.9%
Allianz SE (Registered) 439 104,837
Bayerische Motoren Werke AG 3,387 292,696
Brenntag SE 2,414 194,644
Covestro AG (a) 644 32,429
Deutsche Bank AG (Registered) * 30,697 386,604
Deutsche Boerse AG 506 91,086
Deutsche Post AG (Registered) 13,158 628,319
E.ON SE 4,791 55,663
Fresenius SE & Co. KGaA 1,967 72,221
GEA Group AG 7,490 306,995
Henkel AG & Co. KGaA
(Preference) 714 47,789
Merck KGaA 995 207,790
Porsche Automobil Holding SE
(Preference) 500 48,097
SAP SE 1,706 189,073
Uniper SE 8,203 211,918
Vonovia SE 1,970 91,823
2,961,984
—
Hong Kong - 1.8%
CK Infrastructure Holdings Ltd. 7,547 50,450
CLP Holdings Ltd. 4,917 47,842
Hong Kong Exchanges & Clearing
Ltd. 3,922 183,837
Link, REIT 14,297 121,757
Sun Hung Kai Properties Ltd. 6,705 79,773
Swire Pacific Ltd., Class A 30,396 184,842
WH Group Ltd. (a) 205,801 129,234
Xinyi Glass Holdings Ltd. 43,082 103,296
901,031
—
Italy - 1.7%
Eni SpA 42,458 619,175
Mediobanca Banca di Credito
Finanziario SpA 2,785 28,144
Prysmian SpA 2,833 96,141
Telecom Italia SpA 37,606 13,806
UniCredit SpA 7,317 78,934
836,200
—
Japan - 19.6%
Advantest Corp. 1,967 153,571
AGC, Inc. 900 35,960
Aisin Corp. 15,191 519,192

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 19.6% (continued)
Brother Industries Ltd. 26,165 475,821
Canon, Inc. 4,023 98,057
Chubu Electric Power Co., Inc. 7,778 80,501
CyberAgent , Inc. 2,500 30,937
Dai-ichi Life Holdings, Inc. 2,984 60,637
Daito Trust Construction Co. Ltd. 465 49,357
Daiwa House Industry Co. Ltd. 2,374 61,887
Eisai Co. Ltd. 1,500 69,493
ENEOS Holdings, Inc. 124,650 466,032
Hitachi Metals Ltd. * 13,321 222,864
Hulic Co. Ltd. 4,732 42,453
Inpex Corp. 4,400 51,732
Japan Metropolitan Fund
Investment Corp., REIT 16 13,501
Japan Post Holdings Co. Ltd. 18,149 133,291
Japan Post Insurance Co. Ltd. 13,053 227,320
Japan Real Estate Investment
Corp., REIT 16 83,802
JFE Holdings, Inc. 3,400 47,580
Kajima Corp. 34,179 415,846
Koito Manufacturing Co. Ltd. 400 16,188
Kyocera Corp. 984 55,064
Marubeni Corp. 40,563 471,026
Mazda Motor Corp. 19,043 139,977
Mitsubishi Estate Co. Ltd. 3,206 47,739
Mitsui & Co. Ltd. 1,431 38,845
Mitsui Fudosan Co. Ltd. 2,983 63,843
Mizuho Financial Group, Inc. 45,488 580,217
MS&AD Insurance Group Holdings,
Inc. 626 20,325
NGK Insulators Ltd. 1,252 17,860
Nippon Building Fund, Inc., REIT 19 107,784
NIPPON EXPRESS HOLDINGS,
Inc. 1,100 75,571
Nippon Steel Corp. 8,800 155,273
Nippon Yusen KK 400 34,990
Nitto Denko Corp. 3,964 284,172
Nomura Holdings, Inc. 10,626 44,690
Nomura Real Estate Holdings, Inc. 308 7,376
Obayashi Corp. 57,191 419,767
Recruit Holdings Co. Ltd. 3,300 143,375
Resona Holdings, Inc. 120,371 512,701
Ricoh Co. Ltd. 8,836 76,518
Rohm Co. Ltd. 269 20,885
SCSK Corp. 3,755 64,213
Shimizu Corp. 46,288 277,781
SoftBank Group Corp. 6,500 290,613
Sompo Holdings, Inc. 537 23,596
Square Enix Holdings Co. Ltd. 2,619 116,018
Subaru Corp. 33,972 539,578
SUMCO Corp. 1,905 31,175
Sumitomo Corp. 31,022 537,260
Sumitomo Mitsui Financial Group,
Inc. 9,566 302,174
Sumitomo Mitsui Trust Holdings,
Inc. 626 20,373
Sumitomo Realty & Development
Co. Ltd. 1,293 35,784
Taisei Corp. 16,760 483,846
INVESTMENTS SHARES VALUE ($)
Japan - 19.6% (continued)
Tokyo Electric Power Co. Holdings,
Inc. * 83,142 274,451
Toyota Tsusho Corp. 1,059 43,463
Yamato Holdings Co. Ltd. 800 14,944
9,729,289
—
Luxembourg - 0.3%
ArcelorMittal SA 4,634 148,446
Netherlands - 5.0%
Aegon NV 7,054 37,394
ASML Holding NV 1,321 882,722
ING Groep NV 12,460 130,094
Koninklijke Ahold Delhaize NV 19,579 629,769
NN Group NV 3,806 192,883
Shell plc 20,607 564,811
Universal Music Group NV 3,093 82,565
2,520,238
—
Russia - 0.1%
Evraz plc (3)(b) 80,070 27,978
Singapore - 0.9%
Ascendas , REIT 46,596 100,406
CapitaLand Integrated Commercial
Trust, REIT 53,671 88,790
Singapore Exchange Ltd. 2,138 15,668
STMicroelectronics NV 6,172 268,260
473,124
—
South Africa - 0.2%
Anglo American plc 1,693 87,972
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria
SA 17,925 102,351
Banco Santander SA 56,595 192,419
CaixaBank SA 14,516 49,237
Enagas SA 3,704 82,252
Endesa SA 11,465 249,979
Repsol SA 20,158 264,053
Telefonica SA 95,345 462,066
1,402,357
—
Sweden - 3.2%
Atlas Copco AB, Class B 1,034 46,891
Electrolux AB, Series B 20,346 307,886
Evolution AB (a) 205 20,856
Husqvarna AB, Class B 22,212 231,710
Investor AB, Class B 4,752 103,253
Svenska Handelsbanken AB, Class
A 58,714 539,900
Telefonaktiebolaget LM Ericsson,
Class B 39,498 360,046
1,610,542
—
Switzerland - 7.9%
Adecco Group AG (Registered) 2,844 129,008
Baloise Holding AG (Registered) 1,030 183,955
Barry Callebaut AG (Registered) 24 56,267
Holcim Ltd. * 6,177 300,429
Nestle SA (Registered) 5,093 662,185

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 7.9% (continued)
Novartis AG (Registered) 11,860 1,041,208
Roche Holding AG 983 388,936
SGS SA (Registered) 161 447,603
Swiss Life Holding AG (Registered) 39 24,991
Swisscom AG (Registered) 268 161,016
Temenos AG (Registered) 1,744 167,755
UBS Group AG (Registered) 19,344 378,007
3,941,360
—
United Kingdom - 10.1%
3i Group plc 3,499 63,270
abrdn plc 60,831 170,333
AstraZeneca plc 98 12,996
Auto Trader Group plc (a) 17,398 143,625
Aviva plc 99,968 591,502
BAE Systems plc 23,166 217,562
Berkeley Group Holdings plc * 997 48,630
BP plc 159,544 782,147
British American Tobacco plc 4,689 196,925
Burberry Group plc 2,571 56,124
CK Hutchison Holdings Ltd. 78,326 572,752
DCC plc 1,186 91,837
Diageo plc 1,118 56,710
Imperial Brands plc 3,381 71,220
InterContinental Hotels Group plc 5,705 385,856
Intertek Group plc 1,631 111,263
Kingfisher plc 64,156 214,130
Lloyds Banking Group plc 263,060 160,195
London Stock Exchange Group plc 869 90,620
M&G plc 42,115 121,347
Sage Group plc (The) 50,726 464,787
SSE plc 2,455 56,094
Tesco plc 101,908 368,938
5,048,863
—
United States - 1.4%
GlaxoSmithKline plc 6,213 134,430
QIAGEN NV * 4,576 224,544
Stellantis NV 20,538 332,500
Swiss Re AG 259 24,655
716,129
—
TOTAL COMMON STOCKS
(Cost $37,530,104) 41,903,349
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 11.4%
INVESTMENT COMPANIES - 11.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.17% (1)(c)(d) 1,064,562 1,064,562
Limited Purpose Cash Investment
Fund, 0.18% (1)(c) 4,642,817 4,640,496
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,704,745) 5,705,058
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.2%
(Cost $43,234,849) 47,608,407
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.8% (e) 2,405,956
NET ASSETS - 100.0% 50,014,363
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,571,896 5.2%
Consumer Discretionary 3,755,298 7.5
Consumer Staples 2,614,451 5.2
Energy 3,383,773 6.8
Financials 7,345,973 14.7
Health Care 3,802,167 7.6
Industrials 8,455,545 16.9
Information Technology 3,421,742 6.8
Materials 3,813,283 7.6
Real Estate 1,487,476 3.0
Utilities 1,251,745 2.5
Short-Term Investments 5,705,058 11.4
Total Investments In Securities
At Value 47,608,407 95.2
Other Assets in Excess of
Liabilities (e) 2,405,956 4.8
Net Assets
$ 50,014,363 100.0%

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $594,847, which represents approximately 1.19% of net assets of the fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2022 amounted to $27,978, which represents approximately 0.06% of net assets of the fund.
(c) Represents 7-day effective yield as of March 31, 2022.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/27/2022 ILS 1,212,768 $ 3,213
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.55%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 EUR 1,424,130 117,541
120,754
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/17/2022 CHF (1,323,740) (47,871)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-1.20%) Monthly JPMC 06/15/2022 CHF (1,574,954) (97,746)
(145,617)
$ (24,863)
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 14 4/2022 EUR $ 2,242,621 $ 135,615
CAC 40 10 Euro Index 54 4/2022 EUR 3,977,024 102,987
MSCI Singapore Index 22 4/2022 SGD 543,528 5,259

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE/MIB Index 3 6/2022 EUR $ 404,987 $ 12,059
TOPIX Index 36 6/2022 JPY 5,756,037 328,944
584,864
Short Contracts
Hang Seng Index (10) 4/2022 HKD (1,403,623) (16,996)
IBEX 35 Index (7) 4/2022 EUR (651,706) (7,713)
OMXS30 Index (41) 4/2022 SEK (909,183) 5,300
DAX Index (3) 6/2022 EUR (1,197,488) (1,295)
FTSE 100 Index (1) 6/2022 GBP (98,340) 6
SPI 200 Index (3) 6/2022 AUD (419,740) (180)
(20,878)
$ 563,986
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 6,478,161 USD 4,698,984 CITG 6/15/2022 $ 154,755
AUD 6,478,162 USD 4,698,991 JPMC 6/15/2022 154,748
CHF 851,000 USD 913,521 CITG 6/15/2022 10,343
CHF 851,000 USD 913,523 JPMC 6/15/2022 10,342
DKK 1,401,000 USD 207,143 CITG 6/15/2022 1,794
DKK 1,401,000 USD 207,144 JPMC 6/15/2022 1,794
EUR 1,826,500 USD 2,010,842 CITG 6/15/2022 15,446
EUR 1,826,500 USD 2,010,845 JPMC 6/15/2022 15,443
GBP 320,500 USD 418,541 CITG 6/15/2022 2,362
GBP 320,500 USD 418,542 JPMC 6/15/2022 2,362
ILS 795,263 USD 246,684 CITG 6/15/2022 3,088
ILS 795,261 USD 246,684 JPMC 6/15/2022 3,087
JPY 11,048,000 USD 90,679 CITG 6/15/2022 249
JPY 11,048,000 USD 90,680 JPMC 6/15/2022 248
NOK 2,129,846 USD 236,983 CITG 6/15/2022 4,824
NOK 2,129,845 USD 236,983 JPMC 6/15/2022 4,823
NZD 105,673 USD 70,639 CITG 6/15/2022 2,504
NZD 105,672 USD 70,638 JPMC 6/15/2022 2,504
SEK 32,197,327 USD 3,364,326 CITG 6/15/2022 66,476
SEK 32,197,325 USD 3,364,330 JPMC 6/15/2022 66,469
SGD 116,000 USD 85,340 CITG 6/15/2022 246
SGD 116,000 USD 85,340 JPMC 6/15/2022 245
USD 106,941 AUD 142,500 CITG 6/15/2022 173
USD 106,941 AUD 142,500 JPMC 6/15/2022 173
USD 2,254,959 CHF 2,069,297 CITG 6/15/2022 8,485
USD 2,254,955 CHF 2,069,296 JPMC 6/15/2022 8,484
USD 80,741 DKK 536,000 CITG 6/15/2022 804
USD 80,741 DKK 536,000 JPMC 6/15/2022 803
USD 693,791 EUR 619,503 CITG 6/15/2022 6,524
USD 693,784 EUR 619,497 JPMC 6/15/2022 6,523
USD 4,646,107 GBP 3,487,118 CITG 6/15/2022 66,573
USD 4,646,097 GBP 3,487,115 JPMC 6/15/2022 66,566
USD 379,170 HKD 2,962,334 CITG 6/15/2022 596
USD 379,169 HKD 2,962,335 JPMC 6/15/2022 596
USD 314 ILS 1,000 CITG 6/15/2022 –

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 314 ILS 1,000 JPMC 6/15/2022 $ –
USD 4,886,429 JPY 574,206,001 CITG 6/15/2022 160,561
USD 4,886,423 JPY 574,205,999 JPMC 6/15/2022 160,555
USD 103,902 NOK 898,000 CITG 6/15/2022 1,950
USD 103,901 NOK 898,000 JPMC 6/15/2022 1,950
USD 1,737 NZD 2,500 CITG 6/15/2022 7
USD 1,737 NZD 2,500 JPMC 6/15/2022 7
USD 463,658 SEK 4,307,500 CITG 6/15/2022 4,671
USD 463,658 SEK 4,307,500 JPMC 6/15/2022 4,670
USD 25,166 SGD 34,000 CITG 6/15/2022 80
USD 25,166 SGD 34,000 JPMC 6/15/2022 80
Total unrealized appreciation 1,024,983
AUD 486,500 USD 366,150 CITG 6/15/2022 (1,642)
AUD 486,500 USD 366,151 JPMC 6/15/2022 (1,642)
CHF 199,500 USD 217,654 CITG 6/15/2022 (1,073)
CHF 199,500 USD 217,654 JPMC 6/15/2022 (1,074)
DKK 554,500 USD 84,070 CITG 6/15/2022 (1,375)
DKK 554,500 USD 84,070 JPMC 6/15/2022 (1,375)
EUR 1,534,309 USD 1,723,143 CITG 6/15/2022 (21,006)
EUR 1,534,303 USD 1,723,139 JPMC 6/15/2022 (21,008)
GBP 3,386,501 USD 4,549,204 CITG 6/15/2022 (101,807)
GBP 3,386,499 USD 4,549,206 JPMC 6/15/2022 (101,810)
HKD 2,187,999 USD 279,944 CITG 6/15/2022 (326)
HKD 2,188,001 USD 279,944 JPMC 6/15/2022 (326)
ILS 2,000 USD 632 CITG 6/15/2022 (4)
ILS 2,000 USD 632 JPMC 6/15/2022 (4)
JPY 796,652,632 USD 6,872,609 CITG 6/15/2022 (315,947)
JPY 796,652,631 USD 6,872,618 JPMC 6/15/2022 (315,954)
NZD 1,000 USD 694 CITG 6/15/2022 (2)
NZD 1,000 USD 694 JPMC 6/15/2022 (2)
SEK 22,603,326 USD 2,422,834 CITG 6/15/2022 (14,326)
SEK 22,603,324 USD 2,422,837 JPMC 6/15/2022 (14,327)
SGD 421,445 USD 312,148 CITG 6/15/2022 (1,203)
SGD 421,445 USD 312,148 JPMC 6/15/2022 (1,203)
USD 1,656,800 AUD 2,292,000 CITG 6/15/2022 (60,473)
USD 1,656,798 AUD 2,292,000 JPMC 6/15/2022 (60,475)
USD 454,104 CHF 425,500 CITG 6/15/2022 (7,827)
USD 454,104 CHF 425,500 JPMC 6/15/2022 (7,829)
USD 197,942 DKK 1,335,000 CITG 6/15/2022 (1,153)
USD 197,941 DKK 1,335,000 JPMC 6/15/2022 (1,153)
USD 2,655,281 EUR 2,407,500 CITG 6/15/2022 (15,559)
USD 2,655,278 EUR 2,407,500 JPMC 6/15/2022 (15,562)
USD 2,097,523 GBP 1,604,499 CITG 6/15/2022 (9,621)
USD 2,097,523 GBP 1,604,501 JPMC 6/15/2022 (9,623)
USD 62,630 ILS 202,500 CITG 6/15/2022 (970)
USD 62,630 ILS 202,500 JPMC 6/15/2022 (970)
USD 1,729,181 JPY 211,747,000 CITG 6/15/2022 (13,553)
USD 1,729,179 JPY 211,747,000 JPMC 6/15/2022 (13,555)
USD 20,744 NZD 30,500 CITG 6/15/2022 (367)
USD 20,744 NZD 30,500 JPMC 6/15/2022 (367)
USD 3,045,480 SEK 29,297,000 CITG 6/15/2022 (76,276)
USD 3,045,476 SEK 29,297,000 JPMC 6/15/2022 (76,279)
USD 93,835 SGD 127,500 CITG 6/15/2022 (235)
USD 93,835 SGD 127,500 JPMC 6/15/2022 (235)
Total unrealized depreciation (1,289,518)
Net unrealized depreciation $ (264,535)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 282,224 $ 282,224
CITG
Investment Companies 350,050 – 350,050
GSCO
Cash – 358,784 358,784
GSIN
Cash 200,284 – 200,284
JPMC
Investment Companies 714,512 – 714,512

Schedule of Investments
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OJSC - Open Joint Stock Company
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
ILS - Israeli Shekel
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): -0.08%
Australian Bank-Bill Reference Rate (“BBR”): 0.01%
Euro Short-Term Rate ("ESTR"): -0.59%
Singapore Overnight Rate Average (“SORA”): 0.61%
Swiss Average Rate Overnight (“SARON”): -0.70%
Tokyo Overnight Average Rate (“TONAR”):  -0.02%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 645,048,325 $ 76,423,684 $ 371,400,599 $ 441,753,943
Investments in securities of unaffiliated issuers, at value * .......... $ 1,216,670,662 $ 121,948,471 $ 481,228,724 $ 577,703,576
Cash ................................................. — 35,298 8,412 —
Cash denominated in foreign currencies
‡
...................... — — 1,612,383 2,762,054
Deposits with brokers for futures contracts ..................... 2,546,611 359,255 1,018,030 779,763
Receivables:
Securities sold ....................................... — — 1,049 13
Foreign tax reclaims ................................... — — 1,302,645 —
Dividends ........................................... 698,138 81,793 2,731,719 2,646,388
Capital shares sold .................................... 497,686 129,886 157,693 464,722
Prepaid expenses and other assets ..........................
69,303 34,191 47,413 95,557
Total Assets 1,220,482,400 122,588,894 488,108,068 584,452,073
LIABILITIES:
Due to custodian ........................................ — — — 40,472
Variation margin on futures contracts ......................... 629,353 65,799 298,797 166,592
Payables: – – – –
Securities purchased ................................... — — 328,094 646
Collateral received on securities loaned ..................... — 550,346 — —
Accrued investment advisory fees ......................... 245,489 33,284 143,909 237,369
Accrued distribution fees—Class N ........................ 1,789 1,705 818 711
Capital shares redeemed ............................... 2,082,464 126,608 538,559 321,081
Deferred foreign capital gains tax ......................... — — — 1,349,441
Other accrued expenses and liabilities ........................
96,725 38,097 59,044 174,064
Total Liabilities 3,055,820 815,839 1,369,221 2,290,376
Net Assets $ 1,217,426,580 $ 121,773,055 $ 486,738,847 $ 582,161,697
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 595,277,169 $ 76,736,177 $ 393,310,988 $ 468,953,645
Total distributable earnings (loss) ...........................
622,149,411 45,036,878 93,427,859 113,208,052
Net Assets $ 1,217,426,580 $ 121,773,055 $ 486,738,847 $ 582,161,697
NET ASSETS:
Class I ............................................... $ 263,341,805 $ 65,348,044 $ 82,175,697 $ 58,995,209
Class N ............................................... 8,139,839 7,804,076 3,390,699 3,163,199
Class R6 .............................................. 945,944,936 48,620,935 401,172,451 520,003,289
SHARES OUTSTANDING: – – – –
Class I ............................................... 13,359,603 3,847,491 6,517,021 5,238,298
Class N ............................................... 409,532 460,358 269,241 280,037
Class R6 .............................................. 48,047,557 2,859,446 31,875,051 46,178,922
NET ASSET VALUE: – – – –
Class I ............................................... $ 19.71 $ 16.98 $ 12.61 $ 11.26
Class N ............................................... $ 19.88 $ 16.95 $ 12.59 $ 11.30
Class R6 .............................................. $ 19.69 $ 17.00 $ 12.59 $ 11.26
* Includes market value of securities out on loan ................ $ 2,489,525 $ 519,318 $ — $ 3,288,584
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 1,613,385 $ 2,749,507

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 651,120,117 $ 179,149,833 $ 353,346,465 $ 2,952,278,041
Investments in securities of unaffiliated issuers, at value * .......... $ 1,068,372,914 $ 249,300,247 $ 505,385,568 $ 5,035,943,793
Cash ................................................. — 166,494 28,756 —
Cash denominated in foreign currencies
‡
...................... 378 — 1,479,537 —
Deposits with brokers for futures contracts ..................... 2,481,672 766,309 1,216,633 10,255,435
Receivables:
Securities sold ....................................... — — 1,673 —
Foreign tax reclaims ................................... — — 1,159,034 —
Dividends ........................................... 348,327 160,481 1,929,725 3,768,225
Capital shares sold .................................... 149,698 52,387 113,485 1,387,202
Prepaid expenses .......................................
52,071 30,113 37,150 170,576
Total Assets 1,071,405,060 250,476,031 511,351,561 5,051,525,231
LIABILITIES:
Variation margin on futures contracts ......................... 612,808 127,637 323,789 2,533,979
Payables: – – – –
Collateral received on securities loaned ..................... — 3,245,377 — 20,044,530
Accrued investment advisory fees ......................... 213,287 79,774 151,824 1,043,442
Accrued distribution fees—Class N ........................ 12,202 1,168 8,026 81,113
Capital shares redeemed ............................... 968,229 110,419 157,901 9,336,909
Other accrued expenses and liabilities ........................
145,685 59,513 100,709 1,055,945
Total Liabilities 1,952,211 3,623,888 742,249 34,095,918
Net Assets $ 1,069,452,849 $ 246,852,143 $ 510,609,312 $ 5,017,429,313
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 611,021,405 $ 177,749,594 $ 377,077,139 $ 2,615,429,936
Total distributable earnings (loss) ...........................
458,431,444 69,102,549 133,532,173 2,401,999,377
Net Assets $ 1,069,452,849 $ 246,852,143 $ 510,609,312 $ 5,017,429,313
NET ASSETS:
Class I ............................................... $ 722,517,696 $ 188,819,505 $ 298,536,721 $ 3,512,783,464
Class N ............................................... 59,497,480 5,627,415 39,096,433 389,659,348
Class R6 .............................................. 287,437,673 52,405,223 172,976,158 1,114,986,501
SHARES OUTSTANDING: – – – –
Class I ............................................... 30,616,582 9,622,946 16,535,618 116,976,127
Class N ............................................... 2,518,372 286,720 2,165,610 12,999,419
Class R6 .............................................. 12,238,482 2,683,376 9,599,640 37,169,824
NET ASSET VALUE: – – – –
Class I ............................................... $ 23.60 $ 19.62 $ 18.05 $ 30.03
Class N ............................................... $ 23.63 $ 19.63 $ 18.05 $ 29.98
Class R6 .............................................. $ 23.49 $ 19.53 $ 18.02 $ 30.00
* Includes market value of securities out on loan ................ $ 305,678 $ 3,158,132 $ — $ 19,506,300
‡
Cash denominated in foreign currencies, at cost ............... $ 415 $ — $ 1,473,700 $ —

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........................... $ 228,691,067 $ 281,266,975 $ 43,234,849
Investments in securities of unaffiliated issuers, at value .......................... $ 272,111,000 $ 338,407,482 $ 47,608,407
Cash ................................................................. 56,826 49,499 1,823
Cash denominated in foreign currencies
‡
...................................... 901,186 942,051 51,778
Unrealized appreciation on forward foreign currency exchange contracts .............. — 3,637,057 1,024,983
Unrealized appreciation on OTC swaps ....................................... — 679,093 120,754
Due from broker ........................................................ — 109,090 248,965
Deposits with brokers for futures contracts ..................................... 686,519 6,075,220 1,282,723
Receivables:
Securities sold ....................................................... 560 61,532 311,654
Foreign tax reclaims ................................................... 490,811 413,467 712,466
Dividends ........................................................... 1,082,861 769,185 289,361
Capital shares sold .................................................... 605,332 44,143 5,908
Prepaid expenses .......................................................
27,675 42,435 28,086
Total Assets 275,962,770 351,230,254 51,686,908
LIABILITIES:
Due to broker .......................................................... — 2,385 15,961
Unrealized depreciation on forward foreign currency exchange contracts .............. — 5,525,770 1,289,518
Unrealized depreciation on OTC swaps ....................................... — 646,564 145,617
Variation margin on futures contracts ......................................... 201,164 381,523 77,729
Payables: – – –
Securities purchased ................................................... — 48,644 52,882
Accrued investment advisory fees ......................................... 76,156 171,111 16,514
Accrued distribution fees—Class N ........................................ 1,561 1,624 101
Capital shares redeemed ............................................... 607,394 28,415 5,931
Other accrued expenses and liabilities ........................................
70,902 77,377 68,292
Total Liabilities 957,177 6,883,413 1,672,545
Net Assets $ 275,005,593 $ 344,346,841 $ 50,014,363
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) .......... $ 238,429,448 $ 280,055,620 $ 52,266,297
Total distributable earnings (loss) ...........................................
36,576,145 64,291,221 (2,251,934)
Net Assets $ 275,005,593 $ 344,346,841 $ 50,014,363
NET ASSETS:
Class I ............................................................... $ 111,534,668 $ 15,241,366 $ 31,683,442
Class N ............................................................... 7,469,522 7,716,194 485,566
Class R6 .............................................................. 156,001,403 321,389,281 17,845,355
SHARES OUTSTANDING: – – –
Class I ............................................................... 7,798,134 1,585,348 3,263,806
Class N ............................................................... 503,683 812,896 48,594
Class R6 .............................................................. 10,915,710 33,194,890 1,706,564
NET ASSET VALUE: – – –
Class I ............................................................... $ 14.30 $ 9.61 $ 9.71
Class N ............................................................... $ 14.83 $ 9.49 $ 9.99
Class R6 .............................................................. $ 14.29 $ 9.68 $ 10.46
‡
Cash denominated in foreign currencies, at cost ............................... $ 896,458 $ 943,632 $ 51,721

Statements of Operations

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
INVESTMENT INCOME:
Dividend income
†
....................................... $ 10,139,005 $ 825,159 $ 5,722,853 $ 6,946,130
Securities lending income, net .............................. 3,895 5,070 1,720 6,832
Non-cash dividend income from non-affiliates .................. — — 641,001 —
Total Income 10,142,900 830,229 6,365,574 6,952,962
EXPENSES:
Investment advisory fees .................................. 1,603,292 291,104 1,005,460 1,735,684
Custody fees ........................................... 22,135 11,921 40,400 176,505
Administration & accounting fees ............................ 123,775 12,485 48,513 60,907
Legal fees ............................................. 28,519 2,476 11,438 14,205
Audit & tax fees ......................................... 26,096 25,925 31,543 43,397
Shareholder reporting fees ................................ 33,515 9,298 21,112 22,923
Transfer agent fees ...................................... 160,832 48,110 55,253 46,441
Trustee fees ........................................... 36,226 4,008 14,160 17,816
Distribution fees—Class N ................................. 11,089 10,304 5,122 4,582
Interest expense ........................................ 43,285 3,835 14,083 17,991
Recoupment of waiver and/or reimbursement .................. — — 336 —
Registration fees ........................................ 35,412 28,107 31,415 28,547
Other expenses ........................................ 19,752 1,846 9,515 24,515
Total Expenses 2,143,928 449,419 1,288,350 2,193,513
Less expense reimbursements ............................. (21,934) (73,783) (94,891) (245,039)
Net Expenses 2,121,994 375,636 1,193,459 1,948,474
Net Investment Income (Loss) 8,020,906 454,593 5,172,115 5,004,488
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of deferred capital gain country tax accruals of $ – , $ – , $ – and
$ 191,764 ) ......................................... 57,563,401 976,948 29,026 21,188
Settlement of foreign currency and foreign currency transactions .. — — (11,744) (109,627)
Expiration or closing of futures contracts .................... (2,157,455) (621,001) (2,471,139) (3,730,337)
Net realized gain (loss) 55,405,946 355,947 (2,453,857) (3,818,776)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net changes in deferred capital gain country tax accruals of $ — , $ — , $ — and $ (272,920) ) 17,814,728 (3,019,876) (9,196,663) (37,098,505)
Foreign currency and foreign currency transactions ............ — — (39,238) 22,218
Futures contracts ..................................... 3,916,556 252,444 2,030,260 1,930,779
Net change in unrealized appreciation (depreciation) 21,731,284 (2,767,432) (7,205,641) (35,145,508)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 77,137,230 (2,411,485) (9,659,498) (38,964,284)
Net increase (decrease) in net assets resulting from operations $ 85,158,136 $ (1,956,892) $ (4,487,383) $ (33,959,796)
________________
†
Net of foreign taxes withheld of ............................ $ 11,895 $ 692 $ 500,694 $ 1,116,935

Statements of Operations

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
INVESTMENT INCOME:
Dividend income
†
....................................... $ 6,133,017 $ 1,283,593 $ 5,683,900 $ 39,015,008
Securities lending income, net .............................. 2,438 46,797 3,104 2,415
Total Income 6,135,455 1,330,390 5,687,004 39,017,423
EXPENSES:
Investment advisory fees .................................. 1,423,673 594,007 1,118,990 6,811,842
Custody fees ........................................... 21,234 13,451 45,060 75,910
Administration & accounting fees ............................ 109,908 25,476 53,991 525,874
Legal fees ............................................. 27,896 8,971 12,571 118,372
Audit & tax fees ......................................... 25,876 27,300 31,577 25,631
Shareholder reporting fees ................................ 29,185 14,193 20,524 132,256
Transfer agent fees ...................................... 433,595 114,212 195,708 2,116,208
Trustee fees ........................................... 32,088 7,883 16,112 154,964
Distribution fees—Class N ................................. 74,903 7,304 53,566 522,807
Interest expense ........................................ 31,695 8,641 17,296 161,309
Recoupment of waiver and/or reimbursement .................. — — — 35,444
Registration fees ........................................ 36,187 31,334 32,480 73,355
Other expenses ........................................ 16,235 4,006 13,969 94,344
Total Expenses 2,262,475 856,778 1,611,844 10,848,316
Less expense reimbursements ............................. (31,088) (77,383) (99,077) (521)
Net Expenses 2,231,387 779,395 1,512,767 10,847,795
Net Investment Income (Loss) 3,904,068 550,995 4,174,237 28,169,628
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 41,425,837 98,033 2,437,387 308,612,982
Settlement of foreign currency and foreign currency transactions .. 20,000 — 145,147 —
Expiration or closing of futures contracts .................... (375,222) (1,258,133) (3,324,231) (8,904,372)
Net realized gain (loss) 41,070,615 (1,160,100) (741,697) 299,708,610
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (8,714,470) (13,623,925) (21,539,291) (103,306,271)
Foreign currency and foreign currency transactions ............ (18) — (37,836) —
Futures contracts ..................................... 4,121,192 582,450 1,763,793 15,444,649
Net change in unrealized appreciation (depreciation) (4,593,296) (13,041,475) (19,813,334) (87,861,622)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 36,477,319 (14,201,575) (20,555,031) 211,846,988
Net increase (decrease) in net assets resulting from operations $ 40,381,387 $ (13,650,580) $ (16,380,794) $ 240,016,616
________________
†
Net of foreign taxes withheld of ............................ $ 8,095 $ 678 $ 594,391 $ 2,105

Statements of Operations

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
INVESTMENT INCOME:
Dividend income
†
....................................................... $ 2,555,098 $ 3,294,630 $ 825,913
Securities lending income, net .............................................. 2,020 363 297
Non-cash dividend income from non-affiliates .................................. — — 112,594
Total Income 2,557,118 3,294,993 938,804
EXPENSES:
Investment advisory fees .................................................. 546,713 1,023,089 264,580
Custody fees ........................................................... 26,067 26,204 27,280
Administration & accounting fees ............................................ 26,379 32,910 7,856
Legal fees ............................................................. 5,852 4,603 1,115
Audit & tax fees ......................................................... 30,535 41,157 39,255
Shareholder reporting fees ................................................ 10,695 10,662 7,564
Transfer agent fees ...................................................... 72,606 22,925 34,177
Trustee fees ........................................................... 7,987 9,801 3,083
Distribution fees—Class N ................................................. 10,163 9,921 721
Interest expense ........................................................ 7,590 9,979 4,559
Recoupment of waiver and/or reimbursement .................................. — 5,699 —
Registration fees ........................................................ 29,967 26,471 27,684
Other expenses ........................................................ 8,980 7,962 5,244
Total Expenses 783,534 1,231,383 423,118
Less expense reimbursements ............................................. (88,871) (6,597) (88,764)
Net Expenses 694,663 1,224,786 334,354
Net Investment Income (Loss) 1,862,455 2,070,207 604,450
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION): – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...................... 565,411 18,826,138 5,113,583
Settlement of foreign currency and foreign currency transactions .................. (25,013) 104,138 145,245
Settlement of forward foreign currency contracts .............................. — (5,681,623) (941,508)
Expiration or closing of futures contracts .................................... (1,266,497) (4,494,804) (1,487,805)
Expiration or closing of swap contracts ..................................... — (325,963) 330,038
Net realized gain (loss) (726,099) 8,427,886 3,159,553
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................................. (9,343,981) (2,210,736) (7,216,466)
Foreign currency and foreign currency transactions ............................ 43 19,291 (25,179)
Forward foreign currency exchange contracts ................................ — (1,507,125) (474,419)
Futures contracts ..................................................... 1,043,119 4,148,332 920,584
Swap contracts ....................................................... — 409,225 1,289
Net change in unrealized appreciation (depreciation) (8,300,819) 858,987 (6,794,191)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) (9,026,918) 9,286,873 (3,634,638)
Net increase (decrease) in net assets resulting from operations $ (7,164,463) $ 11,357,080 $ (3,030,188)
________________
†
Net of foreign taxes withheld of ............................................ $ 246,316 $ 194,984 $ 84,232

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 8,020,906 $ 15,604,677 $ 454,593 $ 711,356
Net realized gain (loss) ............................. 55,405,946 164,091,104 355,947 49,788,934
Net change in unrealized appreciation (depreciation) ....... 21,731,284 160,918,819 (2,767,432) 7,748,205
Net increase (decrease) in net assets resulting from
operations 85,158,136 340,614,600 (1,956,892) 58,248,495
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (33,351,169) (20,406,150) (4,130,148) (834,038)
Class N ......................................... (998,917) (977,346) (472,066) (105,567)
Class R6 ........................................ (117,130,299) (84,221,823) (3,339,479) (1,134,309)
Total distributions (151,480,385) (105,605,319) (7,941,693) (2,073,914)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 16,376,554 38,512,425 5,889,310 12,193,955
Issued in reorganization (Note 2) ...................... — 91,755,938 — 18,721,330
Reinvestment of distributions ......................... 31,067,108 18,768,314 4,130,148 832,673
Cost of shares redeemed ........................... (52,687,465) (131,560,263) (7,317,856) (20,700,020)
Net increase (decrease) from capital transactions (5,243,803) 17,476,414 2,701,602 11,047,938
CLASS N — — — —
Proceeds from shares sold .......................... 955,963 2,425,945 1,114,896 1,319,667
Issued in reorganization (Note 2) ...................... — 2,638,888 — 4,711,660
Reinvestment of distributions ......................... 971,730 974,523 470,995 104,211
Cost of shares redeemed ........................... (2,076,049) (10,226,973) (1,303,940) (5,753,012)
Net increase (decrease) from capital transactions (148,356) (4,187,617) 281,951 382,526
CLASS R6 — — — —
Proceeds from shares sold .......................... 54,998,681 135,009,131 997,647 2,799,317
Issued in reorganization (Note 2) ...................... — 219,637,808 — 3,460,988
Reinvestment of distributions ......................... 115,036,522 83,717,640 3,296,524 1,067,293
Cost of shares redeemed ........................... (181,170,269) (479,568,452) (6,165,602) (202,360,598)
Net increase (decrease) from capital transactions (11,135,066) (41,203,873) (1,871,431) (195,033,000)
Net increase (decrease) in net assets resulting from capital transactions (16,527,225) (27,915,076) 1,112,122 (183,602,536)
Total increase (decrease) in net assets (82,849,474) 207,094,205 (8,786,463) (127,427,955)
NET ASSETS:
Beginning of period ................................ 1,300,276,054 1,093,181,849 130,559,518 257,987,473
End of period ................................... $ 1,217,426,580 $ 1,300,276,054 $ 121,773,055 $ 130,559,518
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 13,594,164 12,397,274 3,689,600 3,161,294
Shares sold ..................................... 815,574 1,954,097 337,506 727,423
Shares issued in reorganization (Note 2) ................ — 4,921,526 — 983,402
Shares issued on reinvestment of distributions ........... 1,547,938 1,056,180 226,309 53,429
Shares redeemed ................................. (2,598,073) (6,734,913) (405,924) (1,235,948)
Shares outstanding, end of period 13,359,603 13,594,164 3,847,491 3,689,600
CLASS N
Shares outstanding, beginning of period ................ 416,504 602,833 443,339 440,172
Shares sold ..................................... 46,111 124,349 62,804 75,058
Shares issued in reorganization (Note 2) ................ — 140,591 — 247,991
Shares issued on reinvestment of distributions ........... 47,987 54,443 25,836 6,692
Shares redeemed ................................. (101,070) (505,712) (71,621) (326,574)
Shares outstanding, end of period 409,532 416,504 460,358 443,339
CLASS R6
Shares outstanding, beginning of period ................ 48,411,191 49,015,867 2,966,042 17,263,343
Shares sold ..................................... 2,691,857 7,074,389 54,440 180,312
Shares issued in reorganization (Note 2) ................ — 11,795,167 — 181,631
Shares issued on reinvestment of distributions ........... 5,740,345 4,719,145 180,434 68,492
Shares redeemed ................................. (8,795,836) (24,193,377) (341,470) (14,727,736)
Shares outstanding, end of period 48,047,557 48,411,191 2,859,446 2,966,042

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
Non CFC SOP
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 5,172,115 $ 11,707,545 $ 5,004,488 $ 13,375,394
Net realized gain (loss) ............................. (2,453,857) 19,332,609 (3,818,776) 8,815,301
Net change in unrealized appreciation (depreciation) ....... (7,205,641) 41,570,668 (35,145,508) 24,964,305
Net increase (decrease) in net assets resulting from
operations (4,487,383) 72,610,822 (33,959,796) 47,155,000
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,258,789) (941,639) (1,303,522) (268,251)
Class N ......................................... (107,632) (73,097) (79,037) (13,670)
Class R6 ........................................ (12,740,223) (3,966,559) (14,256,350) (6,077,241)
Total distributions (15,106,644) (4,981,295) (15,638,909) (6,359,162)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 14,742,872 19,134,903 15,675,109 15,122,529
Issued in reorganization (Note 2) ...................... — 21,564,516 — 45,381,580
Reinvestment of distributions ......................... 2,257,515 939,906 1,303,522 268,251
Cost of shares redeemed ........................... (13,440,831) (22,220,170) (19,837,633) (14,438,032)
Net increase (decrease) from capital transactions 3,559,556 19,419,155 (2,859,002) 46,334,328
CLASS N — — — —
Proceeds from shares sold .......................... 467,935 605,767 255,130 431,443
Issued in reorganization (Note 2) ...................... — 1,430,851 — 3,778,398
Reinvestment of distributions ......................... 106,459 72,458 79,037 13,670
Cost of shares redeemed ........................... (1,231,746) (3,156,898) (780,363) (1,191,148)
Net increase (decrease) from capital transactions (657,352) (1,047,822) (446,196) 3,032,363
CLASS R6 — — — —
Proceeds from shares sold .......................... 23,013,338 34,485,809 26,426,287 48,563,950
Issued in reorganization (Note 2) ...................... — 189,245,491 — 204,896,221
Reinvestment of distributions ......................... 12,370,783 3,916,431 14,070,492 5,980,271
Cost of shares redeemed ........................... (35,977,279) (55,398,505) (48,709,830) (47,892,850)
Net increase (decrease) from capital transactions (593,158) 172,249,226 (8,213,051) 211,547,592
Net increase (decrease) in net assets resulting from capital transactions 2,309,046 190,620,559 (11,518,249) 260,914,283
Total increase (decrease) in net assets (17,284,981) 258,250,086 (61,116,954) 301,710,121
NET ASSETS:
Beginning of period ................................ 504,023,828 245,773,742 643,278,651 341,568,530
End of period ................................... $ 486,738,847 $ 504,023,828 $ 582,161,697 $ 643,278,651
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,225,267 4,646,854 5,460,518 1,823,270
Shares sold ..................................... 1,141,470 1,523,503 1,324,574 1,210,655
Shares issued in reorganization (Note 2) ................ — 1,734,332 — 3,558,865
Shares issued on reinvestment of distributions ........... 173,388 79,721 109,264 22,947
Shares redeemed ................................. (1,023,104) (1,759,143) (1,656,058) (1,155,219)
Shares outstanding, end of period 6,517,021 6,225,267 5,238,298 5,460,518
CLASS N
Shares outstanding, beginning of period ................ 319,890 389,023 317,900 81,779
Shares sold ..................................... 35,638 47,365 21,203 34,177
Shares issued in reorganization (Note 2) ................ — 115,272 — 295,342
Shares issued on reinvestment of distributions ........... 8,183 6,151 6,603 1,165
Shares redeemed ................................. (94,470) (237,921) (65,669) (94,563)
Shares outstanding, end of period 269,241 319,890 280,037 317,900
CLASS R6
Shares outstanding, beginning of period ................ 31,912,193 17,983,584 46,939,594 30,383,517
Shares sold ..................................... 1,773,843 2,729,631 2,206,158 3,803,849
Shares issued in reorganization (Note 2) ................ — 15,248,944 — 16,069,284
Shares issued on reinvestment of distributions ........... 952,331 332,747 1,180,410 511,572
Shares redeemed ................................. (2,763,316) (4,382,713) (4,147,240) (3,828,628)
Shares outstanding, end of period 31,875,051 31,912,193 46,178,922 46,939,594

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 3,904,068 $ 4,131,059 $ 550,995 $ 50,128
Net realized gain (loss) ............................. 41,070,615 194,430,630 (1,160,100) 63,515,862
Net change in unrealized appreciation (depreciation) ....... (4,593,296) 48,088,573 (13,041,475) 12,349,908
Net increase (decrease) in net assets resulting from
operations 40,381,387 246,650,262 (13,650,580) 75,915,898
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (120,461,315) (91,796,791) (41,786,280) (10,072,275)
Class N ......................................... (9,150,793) (7,669,340) (1,374,605) (266,221)
Class R6 ........................................ (48,116,565) (22,346,322) (11,928,673) (3,705,630)
Total distributions (177,728,673) (121,812,453) (55,089,558) (14,044,126)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 41,591,072 91,508,816 19,914,034 22,484,037
Issued in reorganization (Note 2) ...................... — 156,869,586 — 54,888,450
Reinvestment of distributions ......................... 120,338,699 91,699,560 41,484,288 10,061,786
Cost of shares redeemed ........................... (141,529,400) (249,384,346) (30,411,565) (82,966,538)
Net increase (decrease) from capital transactions 20,400,371 90,693,616 30,986,757 4,467,735
CLASS N — — — —
Proceeds from shares sold .......................... 5,597,944 9,064,424 1,532,445 825,407
Issued in reorganization (Note 2) ...................... — 6,361,522 — 3,793,173
Reinvestment of distributions ......................... 9,150,791 7,669,310 1,374,605 266,221
Cost of shares redeemed ........................... (6,230,969) (17,549,529) (1,507,542) (3,706,845)
Net increase (decrease) from capital transactions 8,517,766 5,545,727 1,399,508 1,177,956
CLASS R6 — — — —
Proceeds from shares sold .......................... 17,100,819 71,143,856 6,095,806 17,333,896
Issued in reorganization (Note 2) ...................... — 117,196,343 — 5,853,310
Reinvestment of distributions ......................... 47,940,969 22,131,319 11,928,521 3,641,462
Cost of shares redeemed ........................... (47,852,362) (50,179,894) (12,431,398) (23,533,340)
Net increase (decrease) from capital transactions 17,189,426 160,291,624 5,592,929 3,295,328
Net increase (decrease) in net assets resulting from capital transactions 46,107,563 256,530,967 37,979,194 8,941,019
Total increase (decrease) in net assets (91,239,723) 381,368,776 (30,760,944) 70,812,791
NET ASSETS:
Beginning of period ................................ 1,160,692,572 779,323,796 277,613,087 206,800,296
End of period ................................... $ 1,069,452,849 $ 1,160,692,572 $ 246,852,143 $ 277,613,087
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 29,516,085 25,183,797 8,105,017 8,249,096
Shares sold ..................................... 1,634,315 3,633,447 942,423 876,631
Shares issued in reorganization (Note 2) ................ — 6,723,107 — 2,003,046
Shares issued on reinvestment of distributions ........... 4,819,331 3,883,287 1,954,962 418,962
Shares redeemed ................................. (5,353,149) (9,907,553) (1,379,456) (3,442,718)
Shares outstanding, end of period 30,616,582 29,516,085 9,622,946 8,105,017
CLASS N
Shares outstanding, beginning of period ................ 2,168,791 1,912,932 228,039 193,339
Shares sold ..................................... 220,262 352,417 63,979 32,331
Shares issued in reorganization (Note 2) ................ — 272,334 — 138,366
Shares issued on reinvestment of distributions ........... 365,885 324,298 64,718 11,068
Shares redeemed ................................. (236,566) (693,190) (70,016) (147,065)
Shares outstanding, end of period 2,518,372 2,168,791 286,720 228,039
CLASS R6
Shares outstanding, beginning of period ................ 11,466,385 4,765,416 2,380,310 2,187,452
Shares sold ..................................... 697,858 2,708,275 285,551 768,388
Shares issued in reorganization (Note 2) ................ — 5,043,566 — 214,425
Shares issued on reinvestment of distributions ........... 1,929,991 939,906 564,797 152,326
Shares redeemed ................................. (1,855,752) (1,990,778) (547,282) (942,281)
Shares outstanding, end of period 12,238,482 11,466,385 2,683,376 2,380,310

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 4,174,237 $ 8,281,164 $ 28,169,628 $ 67,843,199
Net realized gain (loss) ............................. (741,697) 34,551,724 299,708,610 185,937,334
Net change in unrealized appreciation (depreciation) ....... (19,813,334) 43,714,860 (87,861,622) 875,139,852
Net increase (decrease) in net assets resulting from
operations (16,380,794) 86,547,748 240,016,616 1,128,920,385
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (7,146,673) (2,925,291) (100,392,574) (55,799,506)
Class N ......................................... (722,658) (631,114) (9,987,482) (5,034,562)
Class R6 ........................................ (4,644,731) (1,660,841) (36,529,186) (21,166,797)
Total distributions (12,514,062) (5,217,246) (146,909,242) (82,000,865)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 23,698,382 43,595,217 312,948,472 959,422,458
Issued in reorganization (Note 2) ...................... — 66,687,281 — —
Reinvestment of distributions ......................... 7,110,033 2,897,383 98,434,127 54,849,296
Cost of shares redeemed ........................... (47,124,620) (83,581,267) (858,804,995) (2,074,105,707)
Net increase (decrease) from capital transactions (16,316,205) 29,598,614 (447,422,396) (1,059,833,953)
CLASS N — — — —
Proceeds from shares sold .......................... 4,221,370 7,166,402 27,058,613 56,132,285
Issued in reorganization (Note 2) ...................... — 3,203,657 — —
Reinvestment of distributions ......................... 719,000 631,098 9,949,249 5,030,510
Cost of shares redeemed ........................... (33,052,556) (13,816,803) (86,496,245) (172,640,993)
Net increase (decrease) from capital transactions (28,112,186) (2,815,646) (49,488,383) (111,478,198)
CLASS R6 — — — —
Proceeds from shares sold .......................... 9,713,493 48,690,693 85,432,341 390,159,729
Issued in reorganization (Note 2) ...................... — 56,530,409 — —
Reinvestment of distributions ......................... 4,624,597 1,656,212 35,611,441 21,040,427
Cost of shares redeemed ........................... (31,610,480) (45,133,714) (379,743,577) (695,891,947)
Net increase (decrease) from capital transactions (17,272,390) 61,743,600 (258,699,795) (284,691,791)
Net increase (decrease) in net assets resulting from capital transactions (61,700,781) 88,526,568 (755,610,574) (1,456,003,942)
Total increase (decrease) in net assets (90,595,637) 169,857,070 (662,503,200) (409,084,422)
NET ASSETS:
Beginning of period ................................ 601,204,949 431,347,879 5,679,932,513 6,089,016,935
End of period ................................... $ 510,609,312 $ 601,204,949 $ 5,017,429,313 $ 5,679,932,513
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 17,386,714 15,819,338 131,882,887 170,746,021
Shares sold ..................................... 1,229,638 2,365,993 10,306,026 34,876,376
Shares issued in reorganization (Note 2) ................ — 3,686,702 — —
Shares issued on reinvestment of distributions ........... 364,244 164,793 3,123,901 2,092,686
Shares redeemed ................................. (2,444,978) (4,650,112) (28,336,687) (75,832,196)
Shares outstanding, end of period 16,535,618 17,386,714 116,976,127 131,882,887
CLASS N
Shares outstanding, beginning of period ................ 3,584,618 3,737,181 14,651,144 18,663,666
Shares sold ..................................... 224,743 387,168 900,357 2,060,270
Shares issued in reorganization (Note 2) ................ — 177,475 — —
Shares issued on reinvestment of distributions ........... 36,815 35,956 316,150 192,151
Shares redeemed ................................. (1,680,566) (753,162) (2,868,232) (6,264,943)
Shares outstanding, end of period 2,165,610 3,584,618 12,999,419 14,651,144
CLASS R6
Shares outstanding, beginning of period ................ 10,513,011 7,111,272 45,467,132 55,378,100
Shares sold ..................................... 521,040 2,626,098 2,830,263 14,293,606
Shares issued in reorganization (Note 2) ................ — 3,131,428 — —
Shares issued on reinvestment of distributions ........... 237,402 94,413 1,131,600 803,990
Shares redeemed ................................. (1,671,813) (2,450,200) (12,259,171) (25,008,564)
Shares outstanding, end of period 9,599,640 10,513,011 37,169,824 45,467,132

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) ........................ $ 1,862,455 $ 5,157,434 $ 2,070,207 $ 4,767,261
Net realized gain (loss) ............................. (726,099) 2,744,552 8,427,886 59,394,860
Net change in unrealized appreciation (depreciation) ....... (8,300,819) 26,560,137 858,987 6,282,301
Net increase (decrease) in net assets resulting from
operations (7,164,463) 34,462,123 11,357,080 70,444,422
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,998,211) (2,438,608) (1,831,658) (187,131)
Class N ......................................... (173,359) (142,507) (899,735) (64,019)
Class R6 ........................................ (3,977,204) (1,397,870) (36,526,098) (4,226,634)
Total distributions (7,148,774) (3,978,985) (39,257,491) (4,477,784)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 13,768,395 24,505,392 243,366 702,116
Reinvestment of distributions ......................... 2,991,989 2,433,745 1,830,546 187,131
Cost of shares redeemed ........................... (16,901,962) (59,530,294) (1,845,770) (3,715,845)
Net increase (decrease) from capital transactions (141,578) (32,591,157) 228,142 (2,826,598)
CLASS N — — — —
Proceeds from shares sold .......................... 228,662 1,789,081 571,060 2,324,119
Reinvestment of distributions ......................... 173,332 142,507 899,735 64,019
Cost of shares redeemed ........................... (1,687,784) (3,654,713) (817,946) (971,910)
Net increase (decrease) from capital transactions (1,285,790) (1,723,125) 652,849 1,416,228
CLASS R6 — — — —
Proceeds from shares sold .......................... 32,834,864 82,961,179 37,027,984 31,631,055
Reinvestment of distributions ......................... 3,459,795 1,391,743 36,502,590 4,224,178
Cost of shares redeemed ........................... (16,597,646) (16,016,301) (32,458,732) (81,200,705)
Net increase (decrease) from capital transactions 19,697,013 68,336,621 41,071,842 (45,345,472)
Net increase (decrease) in net assets resulting from capital transactions 18,269,645 34,022,339 41,952,833 (46,755,842)
Total increase (decrease) in net assets 3,956,408 64,505,477 14,052,422 19,210,796
NET ASSETS:
Beginning of period ................................ 271,049,185 206,543,708 330,294,419 311,083,623
End of period ................................... $ 275,005,593 $ 271,049,185 $ 344,346,841 $ 330,294,419
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 7,810,200 9,957,462 1,555,962 1,844,523
Shares sold ..................................... 937,582 1,672,341 24,551 68,892
Shares issued on reinvestment of distributions ........... 198,408 172,240 185,091 20,035
Shares redeemed ................................. (1,148,056) (3,991,843) (180,256) (377,488)
Shares outstanding, end of period 7,798,134 7,810,200 1,585,348 1,555,962
CLASS N
Shares outstanding, beginning of period ................ 585,280 700,109 746,740 601,865
Shares sold ..................................... 14,962 119,665 57,867 236,669
Shares issued on reinvestment of distributions ........... 11,076 9,734 92,092 6,921
Shares redeemed ................................. (107,635) (244,228) (83,803) (98,715)
Shares outstanding, end of period 503,683 585,280 812,896 746,740
CLASS R6
Shares outstanding, beginning of period ................ 9,556,811 4,986,241 29,121,791 33,446,503
Shares sold ..................................... 2,265,930 5,551,380 3,650,456 3,135,104
Shares issued on reinvestment of distributions ........... 229,582 98,565 3,664,919 449,381
Shares redeemed ................................. (1,136,613) (1,079,375) (3,242,276) (7,909,197)
Shares outstanding, end of period 10,915,710 9,556,811 33,194,890 29,121,791

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR INTERNATIONAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
OPERATIONS:
Net investment income (loss) .......................................................... $ 604,450 $ 2,695,777
Net realized gain (loss) ............................................................... 3,159,553 20,838,792
Net change in unrealized appreciation (depreciation) ......................................... (6,794,191) (1,310,570)
Net increase (decrease) in net assets resulting from operations (3,030,188) 22,223,999
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................................... (2,653,296) (2,053,796)
Class N ........................................................................... (28,361) (161,344)
Class R6 .......................................................................... (1,774,228) (1,481,353)
Total distributions (4,455,885) (3,696,493)
CAPITAL TRANSACTIONS:
CLASS I — —
Proceeds from shares sold ............................................................ 2,021,151 3,795,314
Reinvestment of distributions ........................................................... 1,964,458 1,625,870
Cost of shares redeemed ............................................................. (24,736,298) (27,894,946)
Net increase (decrease) from capital transactions (20,750,689) (22,473,762)
CLASS N — —
Proceeds from shares sold ............................................................ 260 22,257
Reinvestment of distributions ........................................................... 28,313 20,855
Cost of shares redeemed ............................................................. (130,805) (5,553,837)
Net increase (decrease) from capital transactions (102,232) (5,510,725)
CLASS R6 — —
Proceeds from shares sold ............................................................ 2,454,301 13,083,415
Reinvestment of distributions ........................................................... 1,770,341 1,476,693
Cost of shares redeemed ............................................................. (31,341,075) (12,657,910)
Net increase (decrease) from capital transactions (27,116,433) 1,902,198
Net increase (decrease) in net assets resulting from capital transactions (47,969,354) (26,082,289)
Total increase (decrease) in net assets (55,455,427) (7,554,783)
NET ASSETS:
Beginning of period .................................................................. 105,469,790 113,024,573
End of period ..................................................................... $ 50,014,363 $ 105,469,790
$ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
AQR INTERNATIONAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period .................................................. 5,255,403 7,366,557
Shares sold ....................................................................... 200,377 356,904
Shares issued on reinvestment of distributions ............................................. 190,354 162,414
Shares redeemed ................................................................... (2,382,328) (2,630,472)
Shares outstanding, end of period 3,263,806 5,255,403
CLASS N
Shares outstanding, beginning of period .................................................. 58,215 552,521
Shares sold ....................................................................... 25 2,037
Shares issued on reinvestment of distributions ............................................. 2,664 2,028
Shares redeemed ................................................................... (12,310) (498,371)
Shares outstanding, end of period 48,594 58,215
CLASS R6
Shares outstanding, beginning of period .................................................. 4,216,645 4,002,124
Shares sold ....................................................................... 223,846 1,173,240
Shares issued on reinvestment of distributions ............................................. 159,203 137,461
Shares redeemed ................................................................... (2,893,130) (1,096,180)
Shares outstanding, end of period 1,706,564 4,216,645

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 20.84 0.12 1.27 1.39 (0.26) (2.26) (2.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0.22
6
4.78 5.00 (0.23) (1.56) (1.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.21
9
(1.06) (0.85) (0.27) (0.87) (1.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.23 2.13 2.36 (0.22) (0.18) (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.22 2.84 3.06 (0.19) — (0.19)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 20.95 0.10 1.28 1.38 (0.19) (2.26) (2.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0.17
6
4.81 4.98 (0.19) (1.56) (1.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.74 0.17
9
(1.06) (0.89) (0.22) (0.87) (1.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.79 0.18 2.13 2.31 (0.18) (0.18) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.94 0.18 2.82 3.00 (0.15) — (0.15)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 20.83 0.13 1.27 1.40 (0.28) (2.26) (2.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0.24
6
4.78 5.02 (0.25) (1.56) (1.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.23
9
(1.07) (0.84) (0.29) (0.87) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.25 2.13 2.38 (0.24) (0.18) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.24 2.84 3.08 (0.21) — (0.21)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 18.38 0.06 (0.33) (0.27) (0.08) (1.05) (1.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0.07
6,10
6.24 6.31 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
11
0.15 (0.12) (0.01) (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.88 0.11
9
(2.14) (2.03) (0.08) (1.44) (1.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.09 0.10 1.27 1.37 (0.12) (1.46) (1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.96 0.12
12
2.39 2.51 (0.14) (0.24) (0.38)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 18.32 0.04 (0.33) (0.29) (0.03) (1.05) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0.03
6,10
6.22 6.25 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
11
0.12 (0.08) (0.01) (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.08
9
(2.12) (2.04) (0.05) (1.44) (1.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.01 0.06 1.28 1.34 (0.07) (1.46) (1.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.90 0.08
12
2.37 2.45 (0.10) (0.24) (0.34)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 18.41 0.07 (0.33) (0.26) (0.10) (1.05) (1.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0.10
6,10
6.23 6.33 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
11
0.16 (0.13) (0.01) (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.91 0.13
9
(2.15) (2.02) (0.10) (1.44) (1.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.11 0.11 1.29 1.40 (0.14) (1.46) (1.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.98 0.13
12
2.39 2.52 (0.15) (0.24) (0.39)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 19.71 6.45% $ 263,342 0.41% 0.41% 0.40% 1.18% 21%
$ 20.84 30.10% $ 283,306 0.41%
7
0.41%
7
0.40%
7
1.13%
6
59%
8
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 16.84 (3.55)% $ 361,920 0.44% 0.44% 0.44% 1.29%
9
55%
$ 18.83 14.11% $ 507,109 0.44% 0.44% 0.44% 1.28% 64%
$ 16.87 22.01% $ 457,339 0.45% 0.44% 0.44% 1.46% 61%
$ 19.88 6.35% $ 8,140 0.66% 0.66% 0.65% 0.92% 21%
$ 20.95 29.73% $ 8,726 0.66%
7
0.66%
7
0.65%
7
0.87%
6
59%
8
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 16.76 (3.84)% $ 57,421 0.70% 0.70% 0.70% 1.02%
9
55%
$ 18.74 13.83% $ 71,104 0.70% 0.70% 0.70% 1.02% 64%
$ 16.79 21.69% $ 62,679 0.71% 0.70% 0.70% 1.19% 61%
$ 19.69 6.51% $ 945,945 0.31% 0.31% 0.30% 1.28% 21%
$ 20.83 30.26% $ 1,008,244 0.31%
7
0.31%
7
0.30%
7
1.23%
6
59%
8
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 16.83 (3.50)% $ 1,027,712 0.35% 0.35% 0.35% 1.38%
9
55%
$ 18.83 14.20% $ 1,366,762 0.35% 0.35% 0.35% 1.37% 64%
$ 16.87 22.18% $ 1,246,028 0.36% 0.35% 0.35% 1.54% 61%
$ 16.98 (1.90)% $ 65,348 0.72% 0.61% 0.60% 0.68% 17%
$ 18.38 51.47% $ 67,830 0.83%
7
0.72%
7
0.71%
7
0.43%
6,10
60%
8
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 12.33 (11.74)% $ 42,197 0.66% 0.64% 0.64% 0.92%
9
70%
$ 15.88 9.18% $ 61,690 0.66% 0.65% 0.64% 0.63% 64%
$ 16.09 18.12% $ 55,115 0.69% 0.65% 0.65% 0.79%
12
61%
$ 16.95 (2.02)% $ 7,804 0.97% 0.86% 0.85% 0.42% 17%
$ 18.32 51.05% $ 8,123 1.08%
7
0.97%
7
0.96%
7
0.16%
6,10
60%
8
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 12.29 (11.94)% $ 8,304 0.92% 0.90% 0.90% 0.66%
9
70%
$ 15.82 8.94% $ 7,795 0.92% 0.90% 0.90% 0.38% 64%
$ 16.01 17.79% $ 8,624 0.94% 0.90% 0.90% 0.53%
12
61%
$ 17.00 (1.87)% $ 48,621 0.62% 0.51% 0.50% 0.78% 17%
$ 18.41 51.60% $ 54,607 0.74%
7
0.63%
7
0.62%
7
0.64%
6,10
60%
8
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%
$ 12.35 (11.66)% $ 501,656 0.57% 0.55% 0.55% 1.02%
9
70%
$ 15.91 9.34% $ 675,945 0.57% 0.55% 0.55% 0.73% 64%
$ 16.11 18.17% $ 733,984 0.59% 0.55% 0.55% 0.89%
12
61%

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 13.12 0.13 (0.25) (0.12) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0.34
6
2.31 2.65 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0.25) (0.03) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.76 0.28 (0.60) (0.32) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.95 0.28 (0.18) 0.10 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.23 0.24 1.74 1.98 (0.26) — (0.26)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 13.08 0.11 (0.25) (0.14) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0.28
6
2.33 2.61 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.73 0.24 (0.59) (0.35) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.92 0.24 (0.17) 0.07 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.20 0.21 1.75 1.96 (0.24) — (0.24)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 13.10 0.13 (0.24) (0.11) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0.37
6
2.29 2.66 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.75 0.28 (0.59) (0.31) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.94 0.29 (0.18) 0.11 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.22 0.26 1.73 1.99 (0.27) — (0.27)
AQR EMERGING MULTI-STYLE II FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 12.20 0.09 (0.74) (0.65) (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0.34
6,10
1.48 1.82 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.58 0.25
9
(0.86) (0.61) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.23
15
(0.59) (0.36) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.27 0.18 1.88 2.06 (0.21) — (0.21)
AQR EMERGING MULTI-STYLE II FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 12.22 0.07 (0.73) (0.66) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0.33
6,10
1.46 1.79 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.57 0.16
9
(0.79) (0.63) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.19
15
(0.59) (0.40) (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.15 1.89 2.04 (0.20) — (0.20)
AQR EMERGING MULTI-STYLE II FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 12.20 0.10 (0.74) (0.64) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0.31
6,10
1.51 1.82 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.59 0.23
9
(0.83) (0.60) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.13 0.24
15
(0.59) (0.35) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.19 1.88 2.07 (0.22) — (0.22)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.61 (1.01)% $ 82,176 0.59% 0.56% 0.55% 2.00% 36%
$ 13.12 24.97% $ 81,680 0.61%
7
0.56%
7
0.56%
7
2.61%
6
62%
8
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 11.06 (2.37)% $ 50,189 0.67% 0.60% 0.60% 2.56% 57%
$ 11.76 0.81% $ 82,661 0.64% 0.60% 0.60% 2.36% 61%
$ 11.95 19.91% $ 76,307 0.65% 0.60%
13
0.60%
13
2.26%
14
55%
$ 12.59 (1.18)% $ 3,391 0.83% 0.81% 0.80% 1.71% 36%
$ 13.08 24.67% $ 4,184 0.86%
7
0.81%
7
0.81%
7
2.17%
6
62%
8
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 11.03 (2.62)% $ 4,261 0.92% 0.85% 0.85% 2.25% 57%
$ 11.73 0.51% $ 6,892 0.89% 0.85% 0.85% 2.04% 61%
$ 11.92 19.69% $ 8,836 0.91% 0.85%
13
0.85%
13
1.95%
14
55%
$ 12.59 (0.91)% $ 401,172 0.49% 0.46% 0.45% 2.07% 36%
$ 13.10 25.13% $ 418,160 0.51%
7
0.46%
7
0.46%
7
2.89%
6
62%
8
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 11.05 (2.27)% $ 217,891 0.57% 0.50% 0.50% 2.54% 57%
$ 11.75 0.90% $ 329,854 0.54% 0.50% 0.50% 2.44% 61%
$ 11.94 20.04% $ 385,126 0.56% 0.50%
13
0.50%
13
2.41%
14
55%
$ 11.26 (5.47)% $ 58,995 0.78% 0.71% 0.70% 1.49% 27%
$ 12.20 17.26% $ 66,601 0.80%
7
0.72%
7
0.72%
7
2.68%
6,10
61%
8
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 9.75 (5.68)% $ 36,722 0.84% 0.75% 0.75% 2.51%
9
62%
$ 10.58 (3.35)% $ 17,266 0.85% 0.74% 0.74% 2.01%
15
54%
$ 11.12 22.99% $ 17,013 0.86% 0.74% 0.74% 1.89% 51%
$ 11.30 (5.52)% $ 3,163 1.03% 0.96% 0.95% 1.24% 27%
$ 12.22 16.96% $ 3,885 1.05%
7
0.96%
7
0.96%
7
2.56%
6,10
61%
8
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 9.77 (5.92)% $ 677 1.09% 1.00% 1.00% 1.64%
9
62%
$ 10.57 (3.70)% $ 1,675 1.11% 1.00% 1.00% 1.63%
15
54%
$ 11.12 22.64% $ 2,301 1.12% 1.00% 1.00% 1.58% 51%
$ 11.26 (5.37)% $ 520,004 0.68% 0.61% 0.60% 1.60% 27%
$ 12.20 17.32% $ 572,793 0.71%
7
0.63%
7
0.63%
7
2.44%
6,10
61%
8
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%
$ 9.76 (5.59)% $ 305,195 0.74% 0.65% 0.65% 2.32%
9
62%
$ 10.59 (3.27)% $ 313,070 0.76% 0.65% 0.65% 2.07%
15
54%
$ 11.13 23.05% $ 333,540 0.77% 0.65% 0.65% 1.94% 51%

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 26.92 0.09 0.97 1.06 (0.13) (4.25) (4.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0.10
6
6.30 6.40 (0.17) (3.78) (3.95)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.99 0.26
9
(0.44) (0.18) (0.22) (2.02) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 22.00 0.19 4.77 4.96 (0.21) (1.76) (1.97)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.44 0.24 2.88 3.12 (0.32) (1.24) (1.56)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 26.92 0.05 0.97 1.02 (0.06) (4.25) (4.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0.04
6
6.31 6.35 (0.11) (3.78) (3.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.96 0.21
9
(0.43) (0.22) (0.16) (2.02) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.98 0.13 4.77 4.90 (0.16) (1.76) (1.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.42 0.19 2.87 3.06 (0.26) (1.24) (1.50)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 26.83 0.10 0.96 1.06 (0.15) (4.25) (4.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0.13
6
6.28 6.41 (0.20) (3.78) (3.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.94 0.29
9
(0.45) (0.16) (0.25) (2.02) (2.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.96 0.22 4.75 4.97 (0.23) (1.76) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.41 0.26 2.87 3.13 (0.34) (1.24) (1.58)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 25.93 0.05
16
(1.11) (1.06) (0.07) (5.18) (5.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 (0.00)
6,17
7.92 7.92 (0.15) (1.31) (1.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0.74) (0.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.09
9
(3.83) (3.74) (0.04) (4.70) (4.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.83 0.05
15
4.58 4.63 (0.06) (2.26) (2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.80 0.10
12
4.10 4.20 (0.17) — (0.17)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 25.91 0.02
16
(1.11) (1.09) (0.01) (5.18) (5.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 (0.07)
6
7.93 7.86 (0.09) (1.31) (1.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0.74) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.05
9
(3.83) (3.78) (0.00)
17
(4.70) (4.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.82 (0.00)
15,17
4.58 4.58 — (2.26) (2.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.68 0.05
12
4.09 4.14 — — —
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 25.85 0.06
16
(1.11) (1.05) (0.09) (5.18) (5.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0.03
6
7.89 7.92 (0.17) (1.31) (1.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.10 0.13
9
(3.85) (3.72) (0.07) (4.70) (4.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.79 0.08
15
4.58 4.66 (0.09) (2.26) (2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.77 0.12
12
4.09 4.21 (0.19) — (0.19)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 23.60 3.02% $ 722,518 0.41% 0.41% 0.40% 0.67% 42%
$ 26.92 28.54% $ 794,698 0.42%
7
0.41%
7
0.40%
7
0.41%
6
102%
8
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 22.57 1.38% $ 678,252 0.41% 0.40% 0.40% 1.21%
9
61%
$ 24.99 23.94% $ 986,458 0.40% 0.39% 0.39% 0.84% 66%
$ 22.00 16.37% $ 869,688 0.41% 0.40% 0.40% 1.19% 88%
$ 23.63 2.88% $ 59,497 0.66% 0.66% 0.65% 0.43% 42%
$ 26.92 28.27% $ 58,376 0.67%
7
0.66%
7
0.65%
7
0.15%
6
102%
8
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 22.56 1.14% $ 67,654 0.66% 0.65% 0.65% 0.97%
9
61%
$ 24.96 23.61% $ 77,381 0.65% 0.65% 0.65% 0.58% 66%
$ 21.98 16.07% $ 59,044 0.66% 0.65% 0.65% 0.94% 88%
$ 23.49 3.06% $ 287,438 0.31% 0.31% 0.30% 0.77% 42%
$ 26.83 28.68% $ 307,619 0.31%
7
0.31%
7
0.30%
7
0.51%
6
102%
8
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 22.51 1.48% $ 202,063 0.31% 0.30% 0.30% 1.33%
9
61%
$ 24.94 24.06% $ 101,971 0.30% 0.30% 0.30% 0.93% 66%
$ 21.96 16.47% $ 65,920 0.31% 0.30% 0.30% 1.28% 88%
$ 19.62 (5.62)% $ 188,820 0.67% 0.61% 0.60% 0.40%
16
31%
$ 25.93 41.25% $ 210,181 0.67%
7
0.61%
7
0.60%
7
0.00%
6
103%
8
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 18.66 (10.90)% $ 201,555 0.66% 0.60% 0.60% 0.46%
9
79%
$ 27.14 20.11% $ 346,665 0.63% 0.60% 0.60% 0.21%
15
73%
$ 24.83 20.30% $ 359,470 0.64% 0.60% 0.60% 0.46%
12
86%
$ 19.63 (5.72)% $ 5,627 0.92% 0.86% 0.85% 0.14%
16
31%
$ 25.91 40.98% $ 5,908 0.92%
7
0.86%
7
0.85%
7
(0.28)%
6
103%
8
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 18.66 (11.09)% $ 4,395 0.91% 0.85% 0.85% 0.28%
9
79%
$ 27.14 19.84% $ 2,835 0.85% 0.83% 0.83% (0.02)%
15
73%
$ 24.82 20.02% $ 1,720 0.86% 0.82% 0.82% 0.24%
12
86%
$ 19.53 (5.58)% $ 52,405 0.57% 0.51% 0.50% 0.51%
16
31%
$ 25.85 41.41% $ 61,524 0.57%
7
0.51%
7
0.50%
7
0.11%
6
103%
8
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%
$ 18.61 (10.80)% $ 54,417 0.56% 0.50% 0.50% 0.67%
9
79%
$ 27.10 20.26% $ 21,162 0.53% 0.50% 0.50% 0.31%
15
73%
$ 24.79 20.39% $ 11,914 0.54% 0.50% 0.50% 0.54%
12
86%

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 19.11 0.14 (0.76) (0.62) (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0.29
6
2.83 3.12 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.31 (0.87) (0.56) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.50 0.29 0.37 0.66 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.86 0.31 1.65 1.96 (0.32) — (0.32)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 19.05 0.12 (0.77) (0.65) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0.23
6
2.85 3.08 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1.35 1.53 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.77 0.27 (0.86) (0.59) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.46 0.26 0.36 0.62 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.82 0.28 1.65 1.93 (0.29) — (0.29)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 19.08 0.15 (0.75) (0.60) (0.46) — (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0.31
6
2.83 3.14 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.80 0.33 (0.87) (0.54) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.49 0.32 0.35 0.67 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.85 0.33 1.65 1.98 (0.34) — (0.34)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 29.60 0.16 1.08 1.24 (0.34) (0.47) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0.31
6
4.75 5.06 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.18 0.34 1.62 1.96 (0.23) (0.08) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.23 0.30 3.10 3.40 (0.27) (0.18) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.71 0.29 2.55 2.84 (0.23) (0.09) (0.32)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 29.50 0.12 1.08 1.20 (0.25) (0.47) (0.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0.24
6
4.73 4.97 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.11 0.28 1.62 1.90 (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.18 0.25 3.09 3.34 (0.23) (0.18) (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.68 0.25 2.54 2.79 (0.20) (0.09) (0.29)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 29.57 0.17 1.09 1.26 (0.36) (0.47) (0.83)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0.33
6
4.73 5.06 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.15 0.35 1.63 1.98 (0.24) (0.08) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.21 0.32 3.09 3.41 (0.29) (0.18) (0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.69 0.30 2.55 2.85 (0.24) (0.09) (0.33)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 18.05 (3.44)% $ 298,537 0.59% 0.56% 0.55% 1.49% 31%
$ 19.11 19.40% $ 332,293 0.60%
7
0.56%
7
0.55%
7
1.54%
6
84%
8
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 14.98 (3.26)% $ 270,031 0.61% 0.55% 0.55% 2.12% 70%
$ 15.82 4.31% $ 348,643 0.60% 0.55% 0.55% 1.84% 65%
$ 15.50 14.67% $ 326,526 0.63% 0.55%
13
0.55%
13
2.26%
14
84%
$ 18.05 (3.56)% $ 39,096 0.84% 0.81% 0.80% 1.21% 31%
$ 19.05 19.18% $ 68,275 0.85%
7
0.81%
7
0.80%
7
1.24%
6
84%
8
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 14.94 (3.51)% $ 36,694 0.86% 0.80% 0.80% 1.86% 70%
$ 15.77 4.02% $ 40,452 0.85% 0.80% 0.80% 1.61% 65%
$ 15.46 14.38% $ 34,030 0.88% 0.80%
13
0.80%
13
1.99%
14
84%
$ 18.02 (3.35)% $ 172,976 0.49% 0.46% 0.45% 1.57% 31%
$ 19.08 19.55% $ 200,637 0.50%
7
0.46%
7
0.45%
7
1.69%
6
84%
8
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 14.96 (3.15)% $ 129,267 0.51% 0.45% 0.45% 2.25% 70%
$ 15.80 4.34% $ 63,978 0.50% 0.45% 0.45% 1.99% 65%
$ 15.49 14.80% $ 45,913 0.53% 0.45%
13
0.45%
13
2.35%
14
84%
$ 30.03 4.07% $ 3,512,783 0.40% 0.40% 0.39% 1.03% 11%
$ 29.60 20.53% $ 3,903,177 0.37%
7
0.37%
7
0.37%
7
1.13%
6
17%
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 22.83 9.59% $ 3,262,596 0.39% 0.38% 0.38% 1.60% 20%
$ 21.18 18.92% $ 1,502,430 0.39% 0.39% 0.39% 1.52% 18%
$ 18.23 18.32% $ 793,828 0.41% 0.40% 0.40% 1.69% 16%
$ 29.98 3.96% $ 389,659 0.66% 0.66% 0.65% 0.78% 11%
$ 29.50 20.17% $ 432,165 0.66%
7
0.65%
7
0.65%
7
0.85%
6
17%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 22.76 9.30% $ 389,897 0.66% 0.65% 0.65% 1.33% 20%
$ 21.11 18.58% $ 309,274 0.65% 0.64% 0.64% 1.27% 18%
$ 18.18 17.99% $ 239,074 0.67% 0.65% 0.65% 1.46% 16%
$ 30.00 4.15% $ 1,114,987 0.31% 0.31% 0.30% 1.13% 11%
$ 29.57 20.55% $ 1,344,591 0.31%
7
0.30%
7
0.30%
7
1.20%
6
17%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%
$ 22.81 9.72% $ 1,275,970 0.31% 0.30% 0.30% 1.61% 20%
$ 21.15 18.99% $ 309,211 0.30% 0.30% 0.30% 1.61% 18%
$ 18.21 18.43% $ 197,705 0.32% 0.30% 0.30% 1.79% 16%

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 15.08 0.10 (0.50) (0.40) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.29 1.86 2.15 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0.20
11
0.43 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.34 (0.35) (0.01) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.27 0.32
15
0.10 0.42 (0.29) (0.02) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.10 0.30
12
1.04 1.34 (0.17) — (0.17)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 15.60 0.08 (0.51) (0.43) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0.26 1.92 2.18 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
11
0.42 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.71 0.33 (0.36) (0.03) (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.58 0.26
15
0.14 0.40 (0.25) (0.02) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.40 0.28
12
1.06 1.34 (0.16) — (0.16)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 15.08 0.11 (0.50) (0.39) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.33 1.83 2.16 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
11
0.44 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.33 (0.33) 0.00
17
(0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.26 0.34
15
0.10 0.44 (0.30) (0.02) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.09 0.31
12
1.03 1.34 (0.17) — (0.17)
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 10.45 0.06 0.32 0.38 (0.20) (1.02) (1.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0.13 1.82 1.95 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.11 0.15 (0.72) (0.57) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.89 0.13 0.54 0.67 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.12 0.11 1.43 1.54 (0.18) (0.59) (0.77)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 10.32 0.04 0.33 0.37 (0.18) (1.02) (1.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0.11 1.79 1.90 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.06 0.13 (0.73) (0.60) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.84 0.09 0.55 0.64 (0.05) (0.37) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.07 0.09 1.43 1.52 (0.16) (0.59) (0.75)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 10.52 0.06 0.33 0.39 (0.21) (1.02) (1.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0.14 1.84 1.98 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.19 0.14 (0.70) (0.56) (0.15) (0.21) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.96 0.13 0.55 0.68 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.18 0.12 1.45 1.57 (0.20) (0.59) (0.79)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 14.30 (2.76)% $ 111,535 0.62% 0.56% 0.55% 1.28% 13%
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 13.09 0.18% $ 202,228 0.64% 0.55% 0.55% 2.64% 24%
$ 13.38 3.15% $ 173,932 0.63% 0.55% 0.55% 2.41%
15
21%
$ 13.27 11.29% $ 145,091 0.67% 0.55%
13
0.55%
13
2.43%
12,14
3%
$ 14.83 (2.90)% $ 7,470 0.87% 0.81% 0.80% 0.99% 13%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 13.52 (0.10)% $ 7,221 0.89% 0.80% 0.80% 2.51% 24%
$ 13.71 2.90% $ 4,266 0.88% 0.80% 0.80% 1.84%
15
21%
$ 13.58 11.01% $ 30,102 0.92% 0.80%
13
0.80%
13
2.21%
12,14
3%
$ 14.29 (2.72)% $ 156,001 0.52% 0.46% 0.45% 1.45% 13%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 13.09 0.26% $ 31,493 0.54% 0.45% 0.45% 2.58% 24%
$ 13.38 3.32% $ 28,741 0.53% 0.45% 0.45% 2.54%
15
21%
$ 13.26 11.38% $ 19,716 0.57% 0.45%
13
0.45%
13
2.57%
12,14
3%
$ 9.61 3.30% $ 15,242 0.81% 0.81% 0.80% 1.09% 56%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 8.20 (5.78)% $ 187,408 0.81% 0.80% 0.80% 1.82% 122%
$ 9.11 7.65% $ 198,954 0.82% 0.80% 0.80% 1.42% 87%
$ 8.89 20.70% $ 41,551 0.89% 0.82% 0.82% 1.37% 88%
$ 9.49 3.21% $ 7,716 1.06% 1.06% 1.05% 0.86% 56%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 8.12 (6.17)% $ 4,573 1.06% 1.05% 1.05% 1.59% 122%
$ 9.06 7.36% $ 2,120 1.07% 1.05% 1.05% 1.02% 87%
$ 8.84 20.57% $ 2,254 1.14% 1.07% 1.07% 1.09% 88%
$ 9.68 3.38% $ 321,389 0.71% 0.71% 0.70% 1.23% 56%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%
$ 8.27 (5.67)% $ 106,872 0.72% 0.70% 0.70% 1.72% 122%
$ 9.19 7.74% $ 173,425 0.72% 0.70% 0.70% 1.39% 87%
$ 8.96 20.98% $ 146,167 0.77% 0.70% 0.70% 1.48% 88%

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2022 $ 10.72 0.08 (0.54) (0.46) (0.55) — (0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 9.25 0.23
18
1.56 1.79 (0.32) — (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.50 0.13
19
(0.08) 0.05 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.49 0.23 (0.97) (0.74) (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.66 0.22
15
(0.32) (0.10) (0.25) (0.82) (1.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.17 0.20 1.73 1.93 (0.30) (0.14) (0.44)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2022 $ 10.99 0.08 (0.58) (0.50) (0.50) — (0.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 9.48 0.04
18
1.77 1.81 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.12
19
(0.11) 0.01 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.74 0.22 (0.99) (0.77) (0.14) (0.08) (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.88 0.21
15
(0.33) (0.12) (0.20) (0.82) (1.02)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.35 0.18 1.77 1.95 (0.28) (0.14) (0.42)
AQR INTERNATIONAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2022 $ 11.50 0.09 (0.57) (0.48) (0.56) — (0.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 9.91 0.28
18
1.64 1.92 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.16 0.16
19
(0.10) 0.06 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.20 0.26 (1.04) (0.78) (0.18) (0.08) (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.39 0.24
15
(0.35) (0.11) (0.26) (0.82) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.77 0.27 1.81 2.08 (0.32) (0.14) (0.46)

AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.71 (4.63)% $ 31,683 1.08% 0.86% 0.85% 1.45% 41%
$ 10.72 19.55% $ 56,319 1.00% 0.85% 0.85% 2.18%
18
92%
$ 9.25 0.23% $ 68,121 0.91% 0.86% 0.85% 1.42%
19
84%
$ 9.50 (6.86)% $ 191,080 0.88% 0.84% 0.84% 2.43% 91%
$ 10.49 (1.24)% $ 391,509 0.88% 0.86% 0.86% 1.97%
15
87%
$ 11.66 19.96% $ 346,078 0.98% 0.91%
13
0.91%
13
1.89%
14
83%
$ 9.99 (4.80)% $ 486 1.31% 1.11% 1.10% 1.49% 41%
$ 10.99 19.32% $ 640 1.18% 1.10% 1.10% 0.41%
18
92%
$ 9.48 (0.12)% $ 5,238 1.14% 1.11% 1.10% 1.29%
19
84%
$ 9.75 (7.03)% $ 7,951 1.05% 1.01% 1.01% 2.20% 91%
$ 10.74 (1.41)% $ 13,090 1.10% 1.09% 1.09% 1.85%
15
87%
$ 11.88 19.68% $ 14,873 1.24% 1.16%
13
1.16%
13
1.71%
14
83%
$ 10.46 (4.49)% $ 17,845 0.98% 0.76% 0.75% 1.54% 41%
$ 11.50 19.63% $ 48,511 0.92% 0.75% 0.75% 2.41%
18
92%
$ 9.91 0.34% $ 39,666 0.82% 0.76% 0.75% 1.68%
19
84%
$ 10.16 (6.80)% $ 39,853 0.80% 0.76% 0.76% 2.56% 91%
$ 11.20 (1.23)% $ 44,742 0.79% 0.77% 0.77% 2.04%
15
87%
$ 12.39 20.20% $ 44,105 0.85% 0.81%
13
0.81%
13
2.39%
14
83%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
FUND
NET INVESTMENT
INCOME (LOSS) PER
SHARE
NET INVESTMENT
INCOME (LOSS)
RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$ 0 .23
1 .13%
AQR Large Cap Multi-Style Fund – Class N .......................................
0 .17
0 .87
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0 .24
1 .23
AQR Small Cap Multi-Style Fund – Class I .......................................
0 .06
0 .36
AQR Small Cap Multi-Style Fund – Class N .......................................
0 .02
0 .09
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0 .09
0 .56
AQR International Multi-Style Fund – Class I ......................................
0 .34
2 .61
AQR International Multi-Style Fund – Class N .....................................
0 .28
2 .17
AQR International Multi-Style Fund – Class R6 ....................................
0 .37
2 .89
AQR Emerging Multi-Style II Fund – Class I .......................................
0 .34
2 .69
AQR Emerging Multi-Style II Fund – Class N ......................................
0 .33
2 .56
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0 .31
2 .45
AQR Large Cap Momentum Style Fund – Class I ..................................
0 .11
0 .41
AQR Large Cap Momentum Style Fund – Class N ..................................
0 .04
0 .16
AQR Large Cap Momentum Style Fund – Class R6 .................................
0 .13
0 .51
AQR Small Cap Momentum Style Fund – Class I ...................................
0 .00
0 .00
AQR Small Cap Momentum Style Fund – Class N ..................................
(0 .07)
(0 .27)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0 .03
0 .12
AQR International Momentum Style Fund – Class I .................................
0 .29
1 .55
AQR International Momentum Style Fund – Class N ................................
0 .23
1 .24
AQR International Momentum Style Fund – Class R6 ...............................
0 .31
1 .70
AQR Large Cap Defensive Style Fund – Class I ...................................
0 .31
1 .13
AQR Large Cap Defensive Style Fund – Class N ...................................
0 .24
0 .85
AQR Large Cap Defensive Style Fund – Class R6 ..................................
0 .33
1 .20
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
Includes extraordinary non-recurring expenses related to the Funds’ reorganizations and/or the closing agreement with the Internal Revenue
Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the Net Investment Income
(Loss) Per Share and Net Investment Income (Loss) Ratio would have been:

Financial Highlights
AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
FUND
TOTAL EXPENSES
TOTAL EXPENSES
AFTER FEES
REIMBURSED
AQR Large Cap Multi-Style Fund – Class I .......................................
0 .41%
0.40%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.66
0.65
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.31
0.30
AQR Small Cap Multi-Style Fund – Class I .......................................
0.72
0.61
AQR Small Cap Multi-Style Fund – Class N .......................................
0.97
0.86
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.62
0.51
AQR International Multi-Style Fund – Class I ......................................
0.60
0.55
AQR International Multi-Style Fund – Class N .....................................
0.86
0.80
AQR International Multi-Style Fund – Class R6 ....................................
0.51
0.45
AQR Emerging Multi-Style II Fund – Class I .......................................
0.79
0.71
AQR Emerging Multi-Style II Fund – Class N ......................................
1.04
0.96
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.70
0.62
AQR Large Cap Momentum Style Fund – Class I ..................................
0.41
0.40
AQR Large Cap Momentum Style Fund – Class N ..................................
0.66
0.65
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.31
0.30
AQR Small Cap Momentum Style Fund – Class I ...................................
0.66
0.60
AQR Small Cap Momentum Style Fund – Class N ..................................
0.92
0.85
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.57
0.50
AQR International Momentum Style Fund – Class I .................................
0.60
0.55
AQR International Momentum Style Fund – Class N ................................
0.85
0.80
AQR International Momentum Style Fund – Class R6 ...............................
0.50
0.45
AQR Large Cap Defensive Style Fund – Class I ...................................
0.37
0.37
AQR Large Cap Defensive Style Fund – Class N ...................................
0.65
0.65
AQR Large Cap Defensive Style Fund – Class R6 ..................................
0.31
0.30
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$ 0.19
1.18%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.15
0.90
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.21
1.27
AQR Small Cap Multi-Style Fund – Class I .......................................
0.09
0.77
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.51
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.87
AQR Emerging Multi-Style II Fund – Class I .......................................
0.23
2.28
AQR Emerging Multi-Style II Fund – Class N ......................................
0.14
1.41
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.21
2.09
AQR Large Cap Momentum Style Fund – Class I ..................................
0.23
1.09
AQR Large Cap Momentum Style Fund – Class N ..................................
0.18
0.85
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.26
1.21
AQR Small Cap Momentum Style Fund – Class I ...................................
0.07
0.34
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.16
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.11
0.55
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$ 0.04
0.27%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.00
0.00
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.07
0.48
AQR Emerging Multi-Style II Fund – Class I .......................................
0.31
2.43
AQR Emerging Multi-Style II Fund – Class N ......................................
0.30
2.31
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.28
2.19
7
Includes extraordinary non-recurring expenses related to the Funds' reorganizations and/or the closing agreement with the IRS. Without these costs, the Expenses, Before Reimbursements and/or Waivers and Expenses, Net of Reimbursements and/or Waivers would have been:
8
Excludes activity related to Funds’ reorganizations.
9
For the period ended September 30, 2019 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
10
For the period ended September 30, 2021 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Financial Highlights
AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$ 0.10
0.63%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.37
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.73
AQR Small Cap Momentum Style Fund – Class I ...................................
0.08
0.35
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.13
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.10
0.43
AQR International Defensive Style Fund – Class I ..................................
0.28
2.24
AQR International Defensive Style Fund – Class N .................................
0.26
2.02
AQR International Defensive Style Fund – Class R6 ................................
0.29
2.38
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Emerging Multi-Style II Fund – Class I .......................................
$ 0.22
1.90%
AQR Emerging Multi-Style II Fund – Class N ......................................
0.18
1.52
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.23
1.96
AQR Small Cap Momentum Style Fund – Class I ...................................
0.03
0.12
AQR Small Cap Momentum Style Fund – Class N ..................................
(0.02)
(0.11)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.06
0.22
AQR International Defensive Style Fund – Class I ..................................
0.28
2.14
AQR International Defensive Style Fund – Class N .................................
0.22
1.57
AQR International Defensive Style Fund – Class R6 ................................
0.30
2.27
AQR International Equity Fund – Class I .........................................
0.21
1.86
AQR International Equity Fund – Class N ........................................
0.20
1.74
AQR International Equity Fund – Class R6 .......................................
0.23
1.93
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Momentum Style Fund – Class I ...................................
$ 0.01
0 .21%
AQR Small Cap Momentum Style Fund – Class N ..................................
(0.02)
(0 .05)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.02
0 .32
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR International Equity Fund – Class I .........................................
$ 0.21
2.02%
AQR International Equity Fund – Class N ........................................
0.02
0.25
AQR International Equity Fund – Class R6 .......................................
0.26
2.25
11
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
12
For the period ended September 30, 2017 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
13
Excludes impact of IRS closing agreement tax expense.
14
Includes impact of IRS closing agreement reimbursement.
15
For the period ended September 30, 2018 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
16
For the period ended March 31, 2022 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
17
Amount is less than $.005 per share.
18
For the period ended September 30, 2021 the AQR International Equity Fund received European Union ("EU") tax reclaims. Had these EU tax reclaims not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Financial Highlights
AQR Funds | Semi-Annual Report | March 2022
The accompanying notes are an integral part of these financial statements.
March 31, 2022 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR International Equity Fund – Class I .........................................
$ 0.12
1.32%
AQR International Equity Fund – Class N ........................................
0.11
1.19
AQR International Equity Fund – Class R6 .......................................
0.15
1.58
19
For the period ended September 30, 2020 the AQR International Equity Fund received European Union ("EU") tax reclaims. Had these EU tax reclaims not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2022, the Trust consists of twenty-three active series, eleven of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR
Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small
Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund,
AQR Global Equity Fund and AQR International Equity Fund. The remaining active series are reported in a separate book. AQR Capital Management,
LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund, AQR International
Equity Fund and AQR Emerging Multi-Style II Fund is to seek long-term capital appreciation. The investment objective of AQR Large Cap Defensive
Style Fund and AQR International Defensive Style Fund is to seek total return. Each Fund offers Class I, Class N and Class R6 shares.
2. Reorganization
On March 8 and March 15, 2021, certain Funds (each, an “Acquiring Fund”) acquired all of the net assets of another existing AQR Fund (each, a
“Target Fund”), indicated below, pursuant to the Agreement and Plan of Reorganization approved by the Funds’ Board of Trustees in November 2020.
Each transaction is referred to as a “Reorganization” and the transactions are referred to collectively as the “Reorganizations.” The purpose of the
Reorganizations was to combine two funds with comparable investment objectives in an effort to achieve operating efficiencies and economies of scale.
The securities (and cash) held by the Target Funds were the principal amounts acquired by the Acquiring Funds. As a result of the Reorganizations, the
Acquiring Funds are the legal and accounting survivors.
The Acquiring Fund and Target Fund for each Reorganization are shown in the table below:
ACQUIRING FUNDS TARGET FUNDS REORGANIZATION DATE
AQR Large Cap Multi-Style Fund AQR TM Large Cap Multi-Style Fund March 8, 2021
AQR Small Cap Multi-Style Fund AQR TM Small Cap Multi-Style Fund March 15, 2021
AQR International Multi-Style Fund AQR TM International Multi-Style Fund March 8, 2021
AQR TM Emerging Multi-Style Fund* AQR Emerging Multi-Style Fund March 8, 2021
AQR Large Cap Momentum Style Fund AQR TM Large Cap Momentum Style Fund March 8, 2021
AQR Small Cap Momentum Style Fund AQR TM Small Cap Momentum Style Fund March 15, 2021
AQR International Momentum Style Fund AQR TM International Momentum Style Fund March 15, 2021
* Effective upon the closing of this Reorganization, the name of the “AQR TM Emerging Multi-Style Fund” was changed to “AQR Emerging Multi-Style II
Fund.”

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
The Reorganizations were accomplished by a tax-free exchange of shares then outstanding of the same share class of the Target Funds at their respective net asset values on March 5 and March 12, 2021, respectively, in the following amounts and at the following conversion ratios:
Distributable amounts of net income and realized gains from the Target Funds were distributed prior to the Reorganizations.
As a result of the Reorganizations, the Acquiring Funds’ net assets were combined with the Target Funds’ net assets, including unrealized appreciation amounts, resulting in the combined net assets post Reorganizations shown in the table below.
ACQUIRING FUND
SHARES PRIOR
TO TARGET FUND
REORGANIZATION
CONVERSION
RATIO
SHARES OF
ACQUIRING
FUND ISSUED IN
REORGANIZATION
AQR Large Cap Multi-Style Fund
Class I ................................................................. 5,525,902 0.890629 4,921,526
Class N ................................................................ 158,844 0.885088 140,591
Class R6 ............................................................... 13,217,657 0.892380 11,795,167
AQR Small Cap Multi-Style Fund
Class I ................................................................. 1,143,630 0.859896 983,402
Class N ................................................................ 288,094 0.860800 247,991
Class R6 ............................................................... 211,107 0.860378 181,631
AQR International Multi-Style Fund
Class I ................................................................. 1,796,579 0.965353 1,734,332
Class N ................................................................ 119,349 0.965842 115,272
Class R6 ............................................................... 15,749,851 0.968196 15,248,944
AQR Emerging Multi-Style II Fund
Class I ................................................................. 3,756,878 0.947293 3,558,865
Class N ................................................................ 312,280 0.945761 295,342
Class R6 ............................................................... 16,944,635 0.948341 16,069,284
AQR Large Cap Momentum Style Fund
Class I ................................................................. 5,216,293 1.288867 6,723,107
Class N ................................................................ 212,216 1.283283 272,334
Class R6 ............................................................... 3,903,981 1.291903 5,043,566
AQR Small Cap Momentum Style Fund
Class I ................................................................. 1,942,933 1.030939 2,003,046
Class N ................................................................ 135,347 1.022310 138,366
Class R6 ............................................................... 207,334 1.034201 214,425
AQR International Momentum Style Fund
Class I ................................................................. 4,199,742 0.877840 3,686,702
Class N ................................................................ 202,661 0.875726 177,475
Class R6 ............................................................... 3,571,928 0.876677 3,131,428
ACQUIRING FUND/TARGET FUND
ACQUIRING FUND
NET ASSETS
PRIOR TO
REORGANIZATION
TARGET FUND NET
ASSETS PRIOR TO
REORGANIZATION
COMBINED FUND
NET ASSETS POST
REORGANIZATION
TARGET FUND
NET UNREALIZED
APPRECIATION
AQR Large Cap Multi-Style Fund/
AQR TM Large Cap Multi-Style Fund ............. $ 1,150,816,072 $ 314,032,634 $ 1,464,848,706 $ 124,523,993
AQR Small Cap Multi-Style Fund/
AQR TM Small Cap Multi-Style Fund ............. 130,315,750 26,893,978 157,209,728 10,894,639
AQR International Multi-Style Fund/
AQR TM International Multi-Style Fund ........... 279,407,628 212,240,858 491,648,486 58,223,609
AQR Emerging Multi-Style II Fund/
AQR Emerging Multi-Style Fund ................ 402,853,427 254,056,199 656,909,626 61,233,335
AQR Large Cap Momentum Style Fund/
AQR TM Large Cap Momentum Fund ............ 788,109,755 280,427,451 1,068,537,206 133,119,654
AQR Small Cap Momentum Style Fund/
AQR TM Small Cap Momentum Fund ............ 251,959,787 64,534,933 316,494,720 30,188,500
AQR International Momentum Style Fund/
AQR TM International Momentum Fund ........... 456,914,126 126,421,347 583,335,473 37,884,254

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
For financial reporting purposes, net asset received and shares issued by the Acquiring Funds were recorded at fair value. However, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming that the Reorganizations had been completed on October 1, 2020, the beginning of the Acquiring Funds’ reporting period, the Acquiring Funds’
pro forma results of operations for the year ended September 30, 2021 would be:
Because the combined funds have been managed as a single integrated fund since the Reorganizations were completed, it is not practical to separate the results of operations of the Target Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization Dates.
Reorganization costs incurred by the Funds were paid by the Funds up to a threshold approved by the Fund’s Board.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
FUND
NET
INVESTMENT
INCOME (LOSS)
NET REALIZED
GAIN (LOSS)
NET CHANGE
IN UNREALIZED
APPRECIATION
(DEPRECIATION)
NET INCREASE
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS
AQR Large Cap Multi-Style Fund .......................... $ 16,937,572 $ 169,738,277 $ 200,744,209 $ 387,420,058
AQR Small Cap Multi-Style Fund ........................... 778,116 50,640,330 16,927,698 68,346,144
AQR International Multi-Style Fund ......................... 12,506,032 21,503,968 74,533,998 108,543,998
AQR Emerging Multi-Style II Fund .......................... 14,058,353 43,491,654 35,340,951 92,890,958
AQR Large Cap Momentum Style Fund ...................... 4,719,215 205,320,739 63,127,339 273,167,293
AQR Small Cap Momentum Style Fund ...................... 98,933 65,598,117 32,090,407 97,787,457
AQR International Momentum Style Fund .................... 8,798,484 35,498,278 57,034,742 101,331,504

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions. The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld, including amounts withheld in prior years which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the European Court of Justice (“ECJ”). Income recognized, if any, for reclaims is reflected as dividend income in the Statements of Operations. Income recognized related to
EU reclaims pursuant to the ECJ rulings are reflected as European Union tax reclaims on the Statements of Operations. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company”  ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31,
2022, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities as well as an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The
Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Non-cash collateral received, if any, is disclosed in a footnote to the Schedules of Investments for each Fund. Securities lending income, net on the Statements of Operations represents fees charged to borrowers plus income earned on invested cash collateral and non-cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.
Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investments securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investments. The fair value of the Funds' investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statements of Assets and Liabilities.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review of the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere, or in foreign markets that close at 4:00pm Eastern time where the market is closed due to a holiday, are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,165,648,564 $ – $ – $ 1,165,648,564
Preferred Stocks ................................ 418,439 – – 418,439
Short-Term Investments ........................... 50,603,659 – – 50,603,659
Futures Contracts* ............................... 2,690,339 – – 2,690,339
Total Assets $ 1,219,361,001 $ – $ – $ 1,219,361,001
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 113,829,784 $ – $ 73,367 $ 113,903,151
Preferred Stocks ................................ 165,150 – – 165,150
Securities Lending Collateral ....................... 550,346 – – 550,346
Short-Term Investments ........................... 7,329,824 – – 7,329,824
Futures Contracts* ............................... 178,095 – – 178,095
Total Assets $ 122,053,199 $ – $ 73,367 $ 122,126,566
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 58,979,300 $ 403,267,337 $ – $ 462,246,637
Short-Term Investments ........................... 18,982,087 – – 18,982,087
Futures Contracts* ............................... 1,006,549 – – 1,006,549
Total Assets $ 78,967,936 $ 403,267,337 $ – $ 482,235,273
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 123,789,509 $ 442,059,506 $ 11 $ 565,849,026
Short-Term Investments ........................... 11,854,550 – – 11,854,550
Futures Contracts* ............................... 870,766 – – 870,766
Total Assets $ 136,514,825 $ 442,059,506 $ 11 $ 578,574,342
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,016,742,345 $ – $ – $ 1,016,742,345
Preferred Stocks ................................ 49,275 – – 49,275
Short-Term Investments ........................... 51,581,294 – – 51,581,294
Futures Contracts* ............................... 2,293,680 – – 2,293,680
Total Assets $ 1,070,666,594 $ – $ – $ 1,070,666,594
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 232,703,784 $ – $ 76,881 $ 232,780,665
Securities Lending Collateral ....................... 3,078,884 – – 3,078,884
Short-Term Investments ........................... 13,440,698 – – 13,440,698
Futures Contracts* ............................... 366,098 – – 366,098
Total Assets $ 249,589,464 $ – $ 76,881 $ 249,666,345
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 92,574,657 $ 394,371,979 $ – $ 486,946,636
Short-Term Investments ........................... 18,438,932 – – 18,438,932
Futures Contracts* ............................... 726,633 – – 726,633
Total Assets $ 111,740,222 $ 394,371,979 $ – $ 506,112,201

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 4,819,493,228 $ – $ – $ 4,819,493,228
Securities Lending Collateral ....................... 20,044,530 – – 20,044,530
Short-Term Investments ........................... 196,406,035 – – 196,406,035
Futures Contracts* ............................... 8,664,525 – – 8,664,525
Total Assets $ 5,044,608,318 $ – $ – $ 5,044,608,318
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 31,993,206 $ 227,083,180 $ – $ 259,076,386
Short-Term Investments ........................... 13,034,614 – – 13,034,614
Futures Contracts* ............................... 533,574 – – 533,574
Total Assets $ 45,561,394 $ 227,083,180 $ – $ 272,644,574
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 223,957,870 $ 74,487,260 $ 26,979 $ 298,472,109
Short-Term Investments ........................... 39,935,373 – – 39,935,373
Futures Contracts* ............................... 3,012,053 – – 3,012,053
Forward Foreign Currency Exchange Contracts* ........ – 3,637,057 – 3,637,057
Total Return Swaps Contracts* ...................... – 679,093 – 679,093
Total Assets $ 266,905,296 $ 78,803,410 $ 26,979 $ 345,735,685
LIABILITIES
Futures Contracts* ............................... $ (228,519) $ – $ – $ (228,519)
Forward Foreign Currency Exchange Contracts* ........ – (5,525,770) – (5,525,770)
Total Return Swaps Contracts* ...................... – (646,564) – (646,564)
Total Liabilities $ (228,519) $ (6,172,334) $ – $ (6,400,853)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 41,875,371 $ 27,978 $ 41,903,349
Short-Term Investments ........................... 5,705,058 – – 5,705,058
Futures Contracts* ............................... 590,170 – – 590,170
Forward Foreign Currency Exchange Contracts* ........ – 1,024,983 – 1,024,983
Total Return Swaps Contracts* ...................... – 120,754 – 120,754
Total Assets $ 6,295,228 $ 43,021,108 $ 27,978 $ 49,344,314
LIABILITIES
Futures Contracts* ............................... $ (26,184) $ – $ – $ (26,184)
Forward Foreign Currency Exchange Contracts* ........ – (1,289,518) – (1,289,518)
Total Return Swaps Contracts* ...................... – (145,617) – (145,617)
Total Liabilities $ (26,184) $ (1,435,135) $ – $ (1,461,319)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR Small
Cap Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Small Cap Momentum Style Fund, AQR Global Equity Fund and AQR International Equity
Fund which are considered quantitatively insignificant for additional disclosure.
6. Federal Income Tax Matters
At March 31, 2022, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”), non-taxable dividends from fund investments including Real Estate Investment Trusts
(“REITs”), corporate actions and differences in the tax treatment of certain swap contracts.
As of September 30, 2021, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
In connection with the Reorganizations described in Note 2, certain of the Acquiring Funds acquired capital loss carryforwards as noted in the table below. In addition to the acquired capital loss carryforwards, the Acquiring Funds also acquired unrealized capital losses. The yearly utilization of the acquired capital loss carryforwards and unrealized capital losses may be limited by the Internal Revenue Code.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 645,343,062 $ 580,697,142 $ (6,679,203) $ 574,017,939
AQR Small Cap Multi-Style Fund ............................ 77,155,823 46,724,085 (1,753,342) 44,970,743
AQR International Multi-Style Fund .......................... 372,014,182 121,634,396 (11,413,305) 110,221,091
AQR Emerging Multi-Style II Fund ........................... 442,432,878 161,937,437 (25,795,973) 136,141,464
AQR Large Cap Momentum Style Fund ....................... 651,272,271 420,404,157 (1,009,834) 419,394,323
AQR Small Cap Momentum Style Fund ....................... 179,186,857 75,785,163 (5,305,675) 70,479,488
AQR International Momentum Style Fund ..................... 353,568,616 154,039,051 (1,495,466) 152,543,585
AQR Large Cap Defensive Style Fund ........................ 2,953,061,108 2,097,075,992 (5,528,782) 2,091,547,210
AQR International Defensive Style Fund ...................... 228,999,407 53,746,402 (10,101,235) 43,645,167
AQR Global Equity Fund .................................. 282,563,954 74,050,797 (17,279,919) 56,770,878
AQR International Equity Fund ............................. 43,634,307 7,973,929 (3,725,241) 4,248,688
FUND SHORT-TERM LONG TERM
AQR International Multi-Style Fund
*
................................................. $ 15,482,189 $ —
AQR Emerging Multi-Style II Fund .................................................. 20,563,685 —
AQR International Momentum Style Fund
*
............................................ 18,380,000 —
AQR International Defensive Style Fund ............................................. — 6,394,223
AQR International Equity Fund .................................................... 5,747,419 —
*
Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
ACQUIRING FUND  TARGET FUND  SHORT-TERM  LONG TERM
AQR Large Cap Multi-Style Fund  AQR TM Large Cap Multi-Style Fund  $2,969,309 $—
AQR Small Cap Multi-Style Fund  AQR TM Small Cap Multi-Style Fund  108,184 —
AQR International Multi-Style Fund  AQR TM International Multi-Style Fund  10,761,920 1,259,120
AQR Emerging Multi-Style II Fund  AQR Emerging Multi-Style Fund  3,183,710 —
AQR International Momentum Style Fund  AQR TM International Momentum Style Fund  20,673,082 —

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
7. Investment Transactions
During the period ended March 31, 2022, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at March 31, 2022:
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 256,890,349 $ 409,137,962
AQR Small Cap Multi-Style Fund ........................................................... 21,021,830 29,359,854
AQR International Multi-Style Fund ......................................................... 170,235,943 174,206,546
AQR Emerging Multi-Style II Fund .......................................................... 160,527,054 164,163,571
AQR Large Cap Momentum Style Fund ...................................................... 454,683,162 578,152,674
AQR Small Cap Momentum Style Fund ...................................................... 77,700,738 94,698,050
AQR International Momentum Style Fund .................................................... 167,066,757 229,597,443
AQR Large Cap Defensive Style Fund ....................................................... 605,457,521 1,462,681,918
AQR International Defensive Style Fund ..................................................... 42,926,736 32,616,630
AQR Global Equity Fund ................................................................. 165,197,103 170,718,996
AQR International Equity Fund ............................................................ 28,199,804 74,216,599
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 2,690,339 178,095 1,006,549 870,766
Unrealized Appreciation on Futures Contracts
*
.................. $ 2,690,339 $ 178,095 $ 1,006,549 $ 870,766
2,690,339 178,095 1,006,549 870,766
Net Fair Value of Derivative Contracts: 2,690,339 178,095 1,006,549 870,766
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 2,690,339 178,095 1,006,549 870,766
2,690,339 178,095 1,006,549 870,766
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 2,293,680 366,098 726,633 8,664,525
Unrealized Appreciation on Futures Contracts
*
.................. $ 2,293,680 $ 366,098 $ 726,633 $ 8,664,525
2,293,680 366,098 726,633 8,664,525
Net Fair Value of Derivative Contracts: 2,293,680 366,098 726,633 8,664,525
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 2,293,680 366,098 726,633 8,664,525
2,293,680 366,098 726,633 8,664,525

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
Equity Risk Exposure: 533,574 4,566,229 882,725
Unrealized Appreciation on Futures Contracts
*
.................................. $ 533,574 $ 3,012,053 $ 590,170
Swaps at Value (Assets) .................................................. – 679,093 120,754
Unrealized Depreciation on Futures Contracts
*
................................. – (228,519) (26,184)
Swaps at Value (Liabilities) ................................................ – (646,564) (145,617)
533,574 4,566,229 882,725
Foreign Exchange Rate Risk Exposure: – 9,162,827 2,314,501
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ – 3,637,057 1,024,983
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... – (5,525,770) (1,289,518)
– 9,162,827 2,314,501
Net Fair Value of Derivative Contracts: 533,574 (961,363) (14,810)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... 533,574 2,783,534 563,986
Swaps at Value ......................................................... – 32,529 (24,863)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts – (1,888,713) (264,535)
533,574 961,363 14,810
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2022:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (2,157,455) (621,001) (2,471,139) (3,730,337)
Futures Contracts ....................................... $ (2,157,455) $ (621,001) $ (2,471,139) $ (3,730,337)
(2,157,455.46) (621,000.82) (2,471,138.66) (3,730,337.3)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 3,916,556 252,444 2,030,260 1,930,779
Futures Contracts ....................................... 3,916,556 252,444 2,030,260 1,930,779
3,916,556 252,444 2,030,260 1,930,779
*
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (375,222) (1,258,133) (3,324,231) (8,904,372)
Futures Contracts ....................................... $ (375,222) $ (1,258,133) $ (3,324,231) $ (8,904,372)
(375,222.39) (1,258,133.33) (3,324,230.87) (8,904,371.92)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 4,121,192 582,450 1,763,793 15,444,649
Futures Contracts ....................................... 4,121,192 582,450 1,763,793 15,444,649
4,121,192 582,450 1,763,793 15,444,649
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (1,266,497) (4,820,767) (1,157,767)
Futures Contracts ....................................................... $ (1,266,497) $ (4,494,804) $ (1,487,805)
Swap Contracts ........................................................ – (325,963) 330,038
(1,266,497.36) (4,820,767.1) (1,157,767.29)
Foreign Exchange Rate Risk Exposure: – (5,681,623) (941,508)
Forward Foreign Currency Exchange Contracts ................................. – (5,681,623) (941,508)
– (5,681,623) (941,508)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 1,043,119 4,557,557 921,874
Futures Contracts ....................................................... 1,043,119 4,148,332 920,584
Swap Contracts ........................................................ – 409,225 1,289
1,043,119 4,557,557 921,874
Foreign Exchange Rate Risk Exposure: – 1,507,125 474,419
Forward Foreign Currency Exchange Contracts ................................. – (1,507,125) (474,419)
– 1,507,125 474,419

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds as of March 31, 2022:
AQR Global Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,717,867.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG ......... Forward Foreign
Currency Exchange
Contracts $ 1,818,586 $ (1,818,586) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 5,890 – 5,890 – – 5,890
JPMC ......... Forward Foreign
Currency Exchange
Contracts 1,818,471 (1,818,471) –
JPMC ......... Total Return Swap
Contracts 673,203 (112,676) 560,527
Total JPMC 2,491,674 (1,931,147) 560,527 – – 560,527
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,316,150 (3,749,733) 566,417 – – 566,417
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 2,762,809 $ (1,818,586) $ 944,223 $ – $ (944,223) $ –
CITI ........... Total Return Swap
Contracts 533,888 – 533,888 – – 533,888
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,762,961 (1,818,471) 944,490
JPMC .......... Total Return Swap
Contracts 112,676 (112,676) –
Total JPMC 2,875,637 (1,931,147) 944,490 – (944,490) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,172,334 (3,749,733) 2,422,601 – (1,888,713) 533,888

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
AQR International Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $955,653.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG ......... Forward Foreign
Currency Exchange
Contracts $ 512,511 $ (512,511) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 3,213 (3,213) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 512,472 (512,472) –
JPMC ......... Total Return Swap
Contracts 117,541 (97,746) 19,795
Total JPMC 630,013 (610,218) 19,795 – – 19,795
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,145,737 (1,125,942) 19,795 – – 19,795
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 644,745 $ (512,511) $ 132,234 $ – $ (132,234) $ –
GSIN .......... Total Return Swap
Contracts 47,871 (3,213) 44,658 – (44,658) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 644,773 (512,472) 132,301
JPMC .......... Total Return Swap
Contracts 97,746 (97,746) –
Total JPMC 742,519 (610,218) 132,301 – (132,301) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,435,135 (1,125,942) 309,193 – (309,193) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
For the period ended March 31, 2022, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR LARGE
CAP MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 46,976,884 $ 5,401,900 $ 17,685,137 $ 16,779,922 $ 29,929,213
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 43,721,738 6,199,200 18,441,840 11,930,300 42,589,050
Ending Notional Balance - Short – – – – –
*
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 11,698,680 $ 15,968,610 $ 118,251,192 $ 10,938,860 $ 76,983,557
Average Notional Balance - Short – – – – 39,418,303
Ending Notional Balance - Long 11,985,120 20,050,140 176,019,638 12,437,520 64,736,369
Ending Notional Balance - Short – – – – 18,370,337
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 228,943,331
Average Settlement Value - Sold – – – – 213,486,157
Ending Value - Purchased – – – – 223,112,087
Ending Value - Sold – – – – 206,562,196
Total Return Swaps:
Average Notional Balance - Long – – – – 12,877,655
Average Notional Balance - Short – – – – 10,775,765
Ending Notional Balance - Long – – – – 8,721,925
Ending Notional Balance - Short – – – – 15,262,042
*
AQR
INTERNATIONAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 22,927,687
Average Notional Balance - Short 15,431,180
Ending Notional Balance - Long 12,924,197
Ending Notional Balance - Short 4,680,080
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 53,641,482
Average Settlement Value - Sold 43,558,643
Ending Value - Purchased 58,345,557
Ending Value - Sold 51,312,829
Total Return Swaps:
Average Notional Balance - Long 4,766,971
Average Notional Balance - Short 1,297,766
Ending Notional Balance - Long 1,955,491
Ending Notional Balance - Short 3,136,945
*
Notional values as of each quarter end are used to calculate the average represented.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2023 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the
Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i)
the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund .......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund ......................................................................... 0.55
AQR Large Cap Momentum Style Fund ..................................................................... 0.25
AQR Small Cap Momentum Style Fund ..................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ...................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ................................................................................ 0.60
AQR International Equity Fund ........................................................................... 0.65
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ...................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund ..................................................... 0.15 0.15 0.05
AQR Large Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund .................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund ............................................................ 0.20 0.20 0.10
AQR International Equity Fund ....................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
For the period ended March 31, 2022, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at March 31, 2022 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31 ,
MARCH 31, 2022 MARCH 31, 2022 20 22 20 23 20 24 20 25
AQR LARGE CAP MULTI-STYLE FUND
Class I ................ $ 4,732 $ 25,109 $ – $ 8,156 $ 12,221 $ 4,732
Class N ................ 154 3,136 728 1,647 607 154
Class R6 ............... 17,048 149,260 12,468 68,757 50,987 17,048
Totals $ 21,934 $ 177,505 $ 13,196 $ 78,560 $ 63,815 $ 21,934
AQR SMALL CAP MULTI-STYLE FUND
Class I ................ $ 38,654 $ 132,565 $ 6,367 $ 21,499 $ 66,045 $ 38,654
Class N ................ 4,711 18,660 1,154 3,087 9,708 4,711
Class R6 ............... 30,418 346,145 75,635 162,047 78,045 30,418
Totals $ 73,783 $ 497,370 $ 83,156 $ 186,633 $ 153,798 $ 73,783
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ................ $ 15,593 $ 109,276 $ 24,946 $ 32,424 $ 36,313 $ 15,593
Class N ................ 488 8,214 1,937 3,031 2,758 488
Class R6 ............... 78,810 494,660 90,551 144,079 181,220 78,810
Totals $ 94,891 $ 612,150 $ 117,434 $ 179,534 $ 220,291 $ 94,891
AQR EMERGING MULTI-STYLE II FUND
Class I ................ $ 24,396 $ 111,190 $ 17,670 $ 31,101 $ 38,023 $ 24,396
Class N ................ 1,426 4,900 438 747 2,289 1,426
Class R6 ............... 219,217 1,122,716 160,882 337,868 404,749 219,217
Totals $ 245,039 $ 1,238,806 $ 178,990 $ 369,716 $ 445,061 $ 245,039
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ................ $ 21,357 $ 199,842 $ 32,609 $ 95,520 $ 50,356 $ 21,357
Class N ................ 1,688 17,115 3,005 8,369 4,053 1,688
Class R6 ............... 8,043 52,906 5,851 26,207 12,805 8,043
Totals $ 31,088 $ 269,863 $ 41,465 $ 130,096 $ 67,214 $ 31,088
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ................ $ 58,954 $ 370,210 $ 73,945 $ 121,280 $ 116,031 $ 58,954
Class N ................ 1,715 9,614 1,306 2,959 3,634 1,715
Class R6 ............... 16,714 95,274 7,615 32,564 38,381 16,714
Totals $ 77,383 $ 475,098 $ 82,866 $ 156,803 $ 158,046 $ 77,383
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ................ $ 57,274 $ 407,623 $ 90,748 $ 131,095 $ 128,506 $ 57,274
Class N ................ 7,702 70,402 10,752 23,080 28,868 7,702
Class R6 ............... 34,101 189,447 24,025 60,877 70,444 34,101
Totals $ 99,077 $ 667,472 $ 125,525 $ 215,052 $ 227,818 $ 99,077
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ................ $ – $ – $ – $ – $ – $ –
Class N ................ 135 31,438 – 28,118 3,185 135
Class R6 ............... 386 92,897 – 80,995 11,516 386
Totals $ 521 $ 124,335 $ – $ 109,113 $ 14,701 $ 521
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ................ $ 37,669 $ 366,767 $ 99,718 $ 123,813 $ 105,567 $ 37,669
Class N ................ 2,656 22,026 3,351 8,177 7,842 2,656
Class R6 ............... 48,546 211,031 14,395 61,408 86,682 48,546
Totals $ 88,871 $ 599,824 $ 117,464 $ 193,398 $ 200,091 $ 88,871
AQR GLOBAL EQUITY FUND
Class I ................ $ 322 $ 21,492 $ 10,431 $ 7,571 $ 3,168 $ 322
Class N ................ 154 2,317 136 723 1,304 154
Class R6 ............... 6,121 109,202 3,314 38,913 60,854 6,121
Totals $ 6,597 $ 133,011 $ 13,881 $ 47,207 $ 65,326 $ 6,597

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
During the period ended March 31, 2022, the Funds repaid to the Advisor amounts previously waived or reimbursed as follows:
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
11. Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated.
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term deposits between major international banks (LIBOR rates are available for five currencies - CHF, EUR, GBP, JPY, USD - across a range of tenors). On July 27, 2017, the head of the United Kingdom ("UK") Financial Conduct
Authority ("FCA") announced a desire to phase out the use of LIBOR. The FCA has confirmed that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (1) immediately after December 31, 2021, in the case of all British Pound, Euro, Swiss Franc and
Japanese Yen settings, and the 1-week and 2-month USD settings; and (2) immediately after June 30, 2023, in the case of the remaining USD settings.
Regulators and industry working groups have suggested alternative reference rates, and global consensus is growing around the process for amending existing contracts or instruments to transition away from LIBOR. There does remain some uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Funds' performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31,
MARCH 31, 2022 MARCH 31, 2022 2022 2023 2024 2025
AQR INTERNATIONAL EQUITY FUND
Class I ................ $ 51,593 $ 308,677 $ 80,638 $ 78,535 $ 97,911 $ 51,593
Class N ................ 567 7,772 2,894 2,128 2,183 567
Class R6 ............... 36,604 161,393 13,955 26,413 84,421 36,604
Totals $ 88,764 $ 477,842 $ 97,487 $ 107,076 $ 184,515 $ 88,764
FUND CLASS I CLASS N CLASS R6
AQR International Multi-Style Fund .......................................... $ – $ 336 $ –
AQR Large Cap Defensive Style Fund ........................................ – 8,778 26,666
AQR Global Equity Fund .................................................. 259 132 5,308

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into other forms of direct and indirect borrowings. There is no guarantee that the
Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the
Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in
U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid, as a result of borrowing under this agreement, is included in Interfund lending expense in the Statements of Operations.
During the reporting period, the Funds did not utilize the Interfund Lending Program.
13. Line of Credit
Effective March 18, 2022 and terminating on March 17, 2023, all funds within the Trust, with the exception of AQR Diversifying Strategies Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. AQR Sustainable Long
Short Equity Carbon Aware Fund was also added as a borrower under the agreement. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) Term SOFR (including a 0.10% adjustment), which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s
Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee and allocated to each participating fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid, as a result of borrowing under the Agreement, and each Fund's allocated commitment fee, is included in Interest expense in the Statements of Operations.
There were no open borrowings as of March 31, 2022 by any of the Funds.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
The Funds had the following borrowings during the period:
14. Principal Ownership
As of March 31, 2022, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2020-04, “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. In January 2021, the FASB issued ASU No. 2021-01 with further amendments to Topic 848. Together, the ASUs provide optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. The ASUs are elective and are effective for certain reference rate-related contract modifications that occur during the period March
12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trust will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule
18f-4 will replace the current requirements on funds to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments with a requirement to ensure a Fund has a derivatives risk management program consistent with Rule 18f-4, along with other requirements such as compliance with a specific value-at-risk (“VaR”)
based limit on leverage risk. The Board of Trustees will have an oversight role in ensuring these new requirements are being taken into account and will appoint a derivatives risk manager to handle the day-to-day responsibilities of the derivatives risk management program.
In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices. New Rule 2a-5 (“Rule 2a-5”) under the 1940
Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule
31a-4 (“Rule 31a-4”), which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments, effective as of the 2a-5 compliance date. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021. The compliance date for Rule 2a-5 and Rule 31a-4 is
September 8, 2022. A fund is not required to comply with the rules until the compliance date. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.
FUND
AVERAGE
BORROWINGS
AVERAGE
INTEREST
RATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................................... $40,000,000 1.35% 3 $4,508
AQR Small Cap Momentum Style Fund .................................. 7,000,000 1.35 3 789
AQR International Momentum Style Fund ................................ 7,000,000 1.34 5 1,299
AQR International Equity Fund ........................................ 5,953,846 1.36 13 2,926
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Large Cap Multi-Style Fund ........................................... 4 92.32%
AQR Small Cap Multi-Style Fund ............................................ 3 89.01
AQR International Multi-Style Fund .......................................... 4 94.13
AQR Emerging Multi-Style II Fund ........................................... 4 96.43
AQR Large Cap Momentum Style Fund ....................................... 3 92.78
AQR Small Cap Momentum Style Fund ....................................... 3 91.89
AQR International Momentum Style Fund ..................................... 3 97.01
AQR Large Cap Defensive Style Fund ........................................ 6 80.82
AQR International Defensive Style Fund ...................................... 5 93.04
AQR Global Equity Fund .................................................. 3 95.65
AQR International Equity Fund ............................................. 5 80.57

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2022
March 31, 2022 (Unaudited)
16. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2022
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 3/31/2022” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/22
AQR Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,064.50 0.41% $2.11
Hypothetical Return $1,000.00 $1,022.89 0.41% $2.07
Class N
Actual Return $1,000.00 $1,063.50 0.66% $3.40
Hypothetical Return $1,000.00 $1,021.64 0.66% $3.33
Class R6
Actual Return $1,000.00 $1,065.10 0.31% $1.60
Hypothetical Return $1,000.00 $1,023.39 0.31% $1.56
AQR Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $981.00 0.61% $3.01
Hypothetical Return $1,000.00 $1,021.89 0.61% $3.07
Class N
Actual Return $1,000.00 $979.80 0.86% $4.24
Hypothetical Return $1,000.00 $1,020.64 0.86% $4.33
Class R6
Actual Return $1,000.00 $981.30 0.51% $2.52
Hypothetical Return $1,000.00 $1,022.39 0.51% $2.57
AQR International Multi-Style Fund
Class I
Actual Return $1,000.00 $989.90 0.56% $2.78
Hypothetical Return $1,000.00 $1,022.14 0.56% $2.82
Class N
Actual Return $1,000.00 $988.20 0.81% $4.02
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class R6
Actual Return $1,000.00 $990.90 0.46% $2.28
Hypothetical Return $1,000.00 $1,022.64 0.46% $2.32

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2022
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/22
AQR Emerging Multi-Style II Fund
Class I
Actual Return $1,000.00 $945.30 0.71% $3.44
Hypothetical Return $1,000.00 $1,021.39 0.71% $3.58
Class N
Actual Return $1,000.00 $944.80 0.96% $4.65
Hypothetical Return $1,000.00 $1,020.14 0.96% $4.84
Class R6
Actual Return $1,000.00 $946.30 0.61% $2.96
Hypothetical Return $1,000.00 $1,021.89 0.61% $3.07
AQR Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,030.20 0.41% $2.08
Hypothetical Return $1,000.00 $1,022.89 0.41% $2.07
Class N
Actual Return $1,000.00 $1,028.80 0.66% $3.34
Hypothetical Return $1,000.00 $1,021.64 0.66% $3.33
Class R6
Actual Return $1,000.00 $1,030.60 0.31% $1.57
Hypothetical Return $1,000.00 $1,023.39 0.31% $1.56
AQR Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $943.80 0.61% $2.96
Hypothetical Return $1,000.00 $1,021.89 0.61% $3.07
Class N
Actual Return $1,000.00 $942.80 0.86% $4.17
Hypothetical Return $1,000.00 $1,020.64 0.86% $4.33
Class R6
Actual Return $1,000.00 $944.20 0.51% $2.47
Hypothetical Return $1,000.00 $1,022.39 0.51% $2.57
AQR International Momentum Style Fund
Class I
Actual Return $1,000.00 $965.60 0.56% $2.74
Hypothetical Return $1,000.00 $1,022.14 0.56% $2.82
Class N
Actual Return $1,000.00 $964.40 0.81% $3.97
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class R6
Actual Return $1,000.00 $966.50 0.46% $2.26
Hypothetical Return $1,000.00 $1,022.64 0.46% $2.32
AQR Large Cap Defensive Style Fund
Class I
Actual Return $1,000.00 $1,040.70 0.40% $2.04
Hypothetical Return $1,000.00 $1,022.94 0.40% $2.02
Class N
Actual Return $1,000.00 $1,039.60 0.66% $3.36
Hypothetical Return $1,000.00 $1,021.64 0.66% $3.33
Class R6
Actual Return $1,000.00 $1,041.50 0.31% $1.58
Hypothetical Return $1,000.00 $1,023.39 0.31% $1.56

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2022
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period unless stated otherwise).
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/22
AQR International Defensive Style Fund
Class I
Actual Return $1,000.00 $972.40 0.56% $2.75
Hypothetical Return $1,000.00 $1,022.14 0.56% $2.82
Class N
Actual Return $1,000.00 $971.00 0.81% $3.98
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class R6
Actual Return $1,000.00 $972.80 0.46% $2.26
Hypothetical Return $1,000.00 $1,022.64 0.46% $2.32
AQR Global Equity Fund
Class I
Actual Return $1,000.00 $1,033.00 0.81% $4.11
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class N
Actual Return $1,000.00 $1,032.10 1.06% $5.37
Hypothetical Return $1,000.00 $1,019.65 1.06% $5.34
Class R6
Actual Return $1,000.00 $1,033.80 0.71% $3.60
Hypothetical Return $1,000.00 $1,021.39 0.71% $3.58
AQR International Equity Fund
Class I
Actual Return $1,000.00 $953.70 0.86% $4.19
Hypothetical Return $1,000.00 $1,020.64 0.86% $4.33
Class N
Actual Return $1,000.00 $952.00 1.11% $5.40
Hypothetical Return $1,000.00 $1,019.40 1.11% $5.59
Class R6
Actual Return $1,000.00 $955.10 0.76% $3.70
Hypothetical Return $1,000.00 $1,021.14 0.76% $3.83

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      Not required for this filing.
 (a)(2)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
                Section 302
 (a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
                Section 906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
May 25, 2022

By: /s/ Heather Bonner
---------------------------------
Heather Bonner,
Principal Financial Officer
May 25, 2022